Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [44.9%]
FFCB
0.183%, VAR ICE LIBOR USD 1 Month+0.035%, 01/26/21	$25,000	$25,000
0.213%, VAR ICE LIBOR USD 1 Month+0.070%, 06/24/21	50,000	49,998
0.200%, VAR United States Secured Overnight Financing Rate+0.090%, 07/15/21	50,000	50,000
FHLB
0.130%, 06/17/21	25,000	24,999
0.169%, VAR ICE LIBOR USD 1 Month+0.015%, 07/13/21	50,000	50,000
0.160%, VAR United States Secured Overnight Financing Rate+0.050%, 07/16/21	25,000	25,000
0.420%, VAR United States Secured Overnight Financing Rate+0.310%, 09/24/21	50,000	50,000
0.280%, VAR United States Secured Overnight Financing Rate+0.170%, 11/12/21	50,000	50,000
0.170%, VAR United States Secured Overnight Financing Rate+0.060%, 12/15/22	50,000	50,000
FHLB DN
0.394%, 01/06/17(A)	113,000	112,997
0.451%, 01/13/17(A)	50,000	49,998
0.457%, 01/20/17(A)	86,000	85,995
0.437%, 01/27/17(A)	25,000	24,999
0.431%, 02/03/17(A)	48,000	47,996
0.519%, 02/10/17(A)	50,000	49,995
0.505%, 02/24/17(A)	50,000	49,991
0.352%, 01/04/21(A)	50,000	50,000
0.078%, 01/22/21(A)	73,820	73,817
0.098%, 01/29/21(A)	50,000	49,996
0.086%, 02/26/21(A)	36,000	35,995
0.105%, 03/26/21(A)	100,000	99,976
0.105%, 04/05/21(A)	65,000	64,982
0.539%, 04/07/21(A)	53,325	53,309
0.106%, 04/30/21(A)	50,000	49,983
0.658%, 05/12/21(A)	50,000	49,981
0.104%, 05/14/21(A)	30,000	29,988
0.699%, 05/26/21(A)	15,000	14,995
0.300%, 06/02/21(A)	29,000	28,989
0.090%, 06/09/21(A)	50,000	49,980
FHLMC
0.140%, VAR United States Secured Overnight Financing Rate+0.030%, 02/05/21	69,500	69,499

Description	Face Amount (000)	Value (000)
0.135%, VAR United States Secured Overnight Financing Rate+0.025%, 02/26/21	$25,000	$25,000
0.180%, VAR United States Secured Overnight Financing Rate+0.070%, 08/12/22	50,000	50,000
FNMA
0.470%, VAR United States Secured Overnight Financing Rate+0.360%, 01/20/22	50,000	50,000
0.500%, VAR United States Secured Overnight Financing Rate+0.390%, 04/15/22	50,000	50,000
0.350%, VAR United States Secured Overnight Financing Rate+0.240%, 05/05/22	25,000	25,000
0.310%, VAR United States Secured Overnight Financing Rate+0.200%, 05/09/22	50,000	50,000
Total U.S. Government Agency Obligations
(Cost $1,768,458)		1,768,458
U.S. Treasury Obligations [33.7%]
United States Cash Management Bill
0.098%, 01/05/21(A)	100,000	99,999
0.104%, 01/12/21(A)	50,000	49,998
0.104%, 01/19/21(A)	50,000	49,997
0.116%, 02/02/21(A)	50,000	49,995
0.113%, 03/16/21(A)	100,000	99,977
0.081%, 04/13/21(A)	75,000	74,983
0.087%, 04/20/21(A)	100,000	99,973
0.090%, 05/04/21(A)	50,000	49,985
United States Cash Management Bill - Reopening
0.088%, 04/27/21(A)	50,000	49,986
United States Treasury Bill
0.090%, 02/11/21(A)	50,000	49,995
0.099%, 02/18/21(A)	50,000	49,993
0.091%, 02/23/21(A)	50,000	49,993
0.085%, 03/02/21(A)	100,000	99,986
0.107%, 03/04/21(A)	100,000	99,982
0.106%, 04/08/21(A)	100,000	99,971
0.113%, 04/15/21(A)	50,000	49,984
0.087%, 06/03/21(A)	50,000	49,982
United States Treasury Bill- When Issued
0.092%, 02/09/21(A)	50,000	49,995
0.102%, 03/09/21(A)	100,000	99,981
Total U.S. Treasury Obligations
(Cost $1,324,755)		1,324,755

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Shares/Face Amount (000)	Value (000)
Short-Term Investment [0.0%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%**	1,376,284	$1,376
Total Short-Term Investment
(Cost $1,376)		1,376
Repurchase Agreements [16.1%]
Barclays (B)
0.050%, dated 12/31/20, repurchased on 01/04/21, repurchase price $75,000,104 (collateralized by a U.S. Treasury obligation, par value $74,434,300, 1.500%, 9/15/2022; with a total market value of $76,500,053)	75,000	75,000
Daiwa (B)
0.070%, dated 12/31/20, repurchased on 01/04/21, repurchase price $75,000,083 (collateralized by a U.S. Treasury obligations, par values ranging from $6,100 to $75,318,400, 0.000%-4.500%, 1/7/2021-2/15/2036; with a total market value of $185,640,038)	182,000	182,000
Goldman Sachs (B)
0.040%, dated 12/31/20, repurchased on 01/04/21, repurchase price $75,000,083 (collateralized by a U.S. Government obligation, par value $65,065,500, 2.375%, 11/15/2049; with a total market value of $76,500,043)	75,000	75,000

Description	Face Amount (000)	Value (000)
Wells Fargo (B)
0.060%, dated 12/31/20, repurchased on 01/04/21, repurchase price $300,000,500 (collateralized by a U.S. Government obligations, par values ranging from $50,852 to $122,818,060, 2.000%-5.000%, 10/1/2027-12/20/2050; with a total market value of $306,000,000)	$300,000	$300,000
Total Repurchase Agreements
(Cost $632,000)		632,000
Total Investments [94.7%]
(Cost $3,726,589)		$3,726,589

Percentages are based on Net Assets of $3,936,970 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2020.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Tri-party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

VAR — Variable

The following is a list of the inputs used as of December 31, 2020, in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$1,768,458	$—	$1,768,458
U.S. Treasury Obligations	—	1,324,755	—	1,324,755
Short-Term Investment	1,376	—	—	1,376
Repurchase Agreements	—	632,000	—	632,000
Total Investments in Securities	$1,376	$3,725,213	$—	$3,726,589

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

CNR-QH-002-2200

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [49.3%]
U.S. Treasury Notes
2.875%, 09/30/23	$350	$376
2.750%, 07/31/23	1,175	1,254
2.750%, 08/31/23	1,255	1,341
2.625%, 02/28/23	1,700	1,791
2.625%, 12/31/25	1,600	1,779
2.250%, 04/15/22	700	719
2.000%, 11/30/22	1,500	1,554
1.875%, 05/31/22	1,665	1,706
1.875%, 07/31/22	1,700	1,747
1.875%, 08/31/24	2,805	2,974
1.750%, 07/31/24	800	844
1.625%, 08/15/22	1,550	1,588
1.625%, 04/30/23	1,225	1,267
1.500%, 01/31/22	125	127
Total U.S. Treasury Obligations
(Cost $18,379)		19,067
U.S. Government Agency Obligations [30.1%]
FFCB
0.200%, 10/02/23	1,250	1,249
FHLB
3.375%, 09/08/23	1,585	1,720
3.125%, 09/09/22	1,610	1,691
FNMA
2.625%, 09/06/24	1,400	1,523
2.500%, 02/05/24	1,445	1,548
2.125%, 04/24/26	955	1,040
1.625%, 01/07/25	1,280	1,349
1.250%, 08/17/21	400	403
Tennessee Valley Authority
2.875%, 09/15/24	1,000	1,098
Total U.S. Government Agency Obligations
(Cost $11,168)		11,621
U.S. Government Mortgage-Backed Obligations [10.3%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	1,460	1,541
FNMA, Pool AL5866
2.602%, 08/01/22(A)	1,254	1,280
FNMA, Pool AS4877
3.000%, 04/01/30	978	1,028
FNMA ARM, Pool 766620
3.545%, VAR ICE LIBOR USD 12 Month+1.676%, 03/01/34	40	40
GNMA, Pool 329656
8.000%, 08/15/22	1	1
GNMA, Pool 376533
7.500%, 06/15/24	—	1
GNMA, Pool 497411
6.000%, 01/15/29	2	2
GNMA ARM, Pool G2 81318
2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	57	60

Description	Face Amount (000)/Shares	Value (000)
GNMA ARM, Pool G2 81447
3.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	$15	$15
Total U.S. Government Mortgage-Backed Obligations
(Cost $3,854)		3,968
Municipal Bonds [9.1%]
California [2.9%]
California State, GO
3.000%, 11/01/25	1,000	1,115
Florida [0.6%]
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/25	225	230
Michigan [2.6%]
Michigan State, Finance Authority, RB
Pre-Refunded @ 100
5.000%, 12/01/22(B)	930	1,015
Texas [3.0%]
Harris County, Port Authority of Houston, Ser B, GO
2.250%, 10/01/26	1,075	1,166
Total Municipal Bonds
(Cost $3,484)		3,526
Short-Term Investment** [1.0%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%	375,069	375
Total Short-Term Investment
(Cost $375)		375
Total Investments [99.8%]
(Cost $37,260)		$38,557

Percentages are based on Net Assets of $38,627 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2020.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Government Bond Fund

ARM — Adjustable Rate Mortgage

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of December 31, 2020 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$19,067	$—	$19,067
U.S. Government Agency Obligations	—	11,621	—	11,621
U.S. Government Mortgage-Backed Obligations	—	3,968	—	3,968
Municipal Bonds	—	3,526	—	3,526
Short-Term Investment	375	—	—	375
Total Investments in Securities	$375	$38,182	$—	$38,557

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2200

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [78.0%]
Air Transportation [2.0%]
FedEx
4.000%, 01/15/24	$2,350	$2,603
Automotive [8.2%]
American Honda Finance, MTN
1.700%, 09/09/21	2,500	2,524
Daimler Finance North America
0.644%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	2,500	2,501
General Motors Financial
5.250%, 03/01/26	2,215	2,605
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	3,156
Total Automotive		10,786
Banks [5.4%]
BPCE
4.000%, 04/15/24	1,800	1,993
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,367
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,738
Total Banks		7,098
Broadcasting & Cable [1.2%]
Comcast
3.700%, 04/15/24	1,500	1,650
Chemicals [4.1%]
Dow Chemical
3.500%, 10/01/24	2,250	2,465
DuPont de Nemours
2.169%, 05/01/23	2,850	2,888
Total Chemicals		5,353
Computer System Design & Services [2.9%]
Apple
3.450%, 05/06/24	3,450	3,799
Electric Utilities [3.3%]
Duke Energy
3.150%, 08/15/27	2,575	2,873
Exelon
2.450%, 04/15/21	1,445	1,451
Total Electric Utilities		4,324
Fiduciary Banks [1.8%]
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/23	2,250	2,322
Financial Services [0.9%]
American Express
3.375%, 05/17/21	1,170	1,180

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco [3.3%]
General Mills
2.600%, 10/12/22	$2,450	$2,542
Keurig Dr Pepper
3.200%, 11/15/21	1,750	1,780
Total Food, Beverage & Tobacco		4,322
Industrials [1.2%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,500	1,634
Investment Banker/Broker Dealer [1.9%]
Jefferies Group
5.125%, 01/20/23	2,350	2,567
Medical Labs and Testing Srv [2.2%]
Laboratory Corp of America Holdings
3.600%, 02/01/25	2,600	2,873
Medical Products & Services [2.1%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,725
Medical-HMO [2.4%]
UnitedHealth Group
2.875%, 03/15/23	3,000	3,173
Petroleum & Fuel Products [8.9%]
Energy Transfer Operating
5.200%, 02/01/22	2,425	2,516
Shell International Finance BV
3.400%, 08/12/23	2,900	3,130
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,800	1,877
Total Capital International
2.875%, 02/17/22	4,000	4,114
Total Petroleum & Fuel Products		11,637
Pharmacy Services [1.4%]
CVS Health
3.350%, 03/09/21	1,875	1,885
Real Estate Investment Trusts [2.2%]
Prologis
3.750%, 11/01/25	2,500	2,838
Security Brokers & Dealers [20.7%]
Banco Santander
2.746%, 05/28/25	2,600	2,776
Bank of America, MTN
3.500%, 04/19/26	2,400	2,720
Citigroup
1.655%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	3,000	3,051
Credit Suisse Group
3.574%, 01/09/23(A)	2,500	2,576
Goldman Sachs Group
3.000%, 04/26/22	2,500	2,520
JPMorgan Chase
3.300%, 04/01/26	3,000	3,358

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Mitsubishi UFJ Financial Group
3.218%, 03/07/22	$2,765	$2,859
Mizuho Financial Group
1.101%, VAR ICE LIBOR USD 3 Month+0.880%, 09/11/22	2,600	2,629
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	2,145
Natwest Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	2,300	2,511
Total Security Brokers & Dealers		27,145
Telephones & Telecommunications [1.9%]
Verizon Communications
3.500%, 11/01/24	2,300	2,541
Total Corporate Bonds
(Cost $98,964)		102,455
Municipal Bonds [11.7%]
California [3.3%]
California Municipal Finance Authority, RB
2.072%, 12/01/27	300	315
California State, GO
2.650%, 04/01/26	160	176
California State, Various Purpose, GO
3.500%, 04/01/28	2,000	2,334
University of California, Ser AX, GO
Callable 04/01/25 @ 100
3.063%, 07/01/25	1,400	1,544
Total California		4,369
New York [8.4%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	2,500	2,960
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
2.880%, 11/01/26	2,000	2,217
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
5.008%, 08/01/27	3,000	3,720
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.320%, 03/15/29	1,850	2,088
Total New York		10,985
Total Municipal Bonds
(Cost $13,777)		15,354

Description	Face Amount (000)/Shares	Value (000)
Commercial Paper [3.0%]
MetLife Short Term Funding (A)
0.150%, 01/21/21	$2,000	$2,000
Walgreens Boots Alliance (A)
0.380%, 02/03/21	2,000	1,999
Total Commercial Paper
(Cost $3,999)		3,999
Affiliated Registered Investment Company [2.8%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	3,668
Total Affiliated Registered Investment Company
(Cost $4,000)		3,668
Asset-Backed Security [2.3%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	2,995	3,059
Total Asset-Backed Security
(Cost $2,995)		3,059
Closed-End Fund [0.1%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	3,667	148
Total Closed-End Fund
(Cost $176)		148
Short-Term Investment** [4.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%	5,910,159	5,910
Total Short-Term Investment
(Cost $5,910)		5,910
Total Investments [102.4%]
(Cost $129,821)		$134,593

Percentages are based on Net Assets of $131,404 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
‡	Investment in Affiliate.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $13,077 (000), representing 10.0% of the net assets of the Fund.

Cl — Class

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Corporate Bond Fund

The following is a list of the inputs used as of December 31, 2020 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$102,455	$—	$102,455
Municipal Bonds	—	15,354	—	15,354
Commercial Paper	—	3,999	—	3,999
Affiliated Registered Investment Company	3,668	—	—	3,668
Asset-Backed Security	—	3,059	—	3,059
Closed-End Fund	148	—	—	148
Short-Term Investment	5,910	—	—	5,910
Total Investments in Securities	$9,726	$124,867	$—	$134,593

For the period ended December 31, 2020, there have been no transfers in to or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of 10/01/20	$3,545
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	$(123)
Ending balance as of 12/31/20	$3,668
Dividend Income	—

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of 10/01/20	157,077
Purchases	—
Sales	—
Ending balance as of 12/31/20	157,077

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2200

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.6%]
California [94.8%]
Alameda County, Joint Powers Authority, RB
Callable 12/01/26 @ 100
5.000%, 12/01/30	300	$373
Anaheim Housing & Public Improvements Authority, Ser B, RB
Callable 04/01/23 @ 100
5.000%, 10/01/27	220	242
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	645	715
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	558
California Public Finance Authority, Ser B-, RB,
Callable 01/06/21 @ 100
0.010%, 08/01/52(A)	400	400
California State University, Ser B, RB
1.766%, 11/01/25	1,000	1,043
California State, Department of Water Resources, RB
0.920%, 12/01/26	500	501
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	652
California State, GO
5.250%, 09/01/22	1,085	1,177
California State, GO
5.000%, 12/01/21	1,000	1,044
California State, GO
5.000%, 10/01/22	1,000	1,084
California State, GO
5.000%, 11/01/24	1,000	1,182
California State, GO
5.000%, 08/01/26	1,000	1,258
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,136
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	566
California State, GO
Callable 11/01/30 @ 100
5.000%, 11/01/31	500	695
California State, GO
4.000%, 04/01/23	1,000	1,085
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(A)	1,000	1,216

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	$665	$721
California State, Health Facilities Financing Authority, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/28	1,000	1,110
California State, Health Facilities Financing Authority, Ser A-2-REMK, RB
Pre-Refunded @ 100
5.250%, 11/15/21(B)	1,000	1,044
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,150	1,242
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	222
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,080
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	537
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,826
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	275
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	635
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	1,018
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(B)	350	412
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	900	1,063
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	298

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(A)	$1,000	$1,042
Chula Vista Elementary School District, RB
1.547%, 08/01/23(C)	2,000	1,984
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	373
Contra Costa Community College District, GO
1.450%, 08/01/27	750	762
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	534
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,023
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	200	272
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,226
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	977
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/21	1,050	1,070
Irvine California, GO
Callable 02/01/21 @ 100
0.010%, 09/02/32(A)	400	400
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,072
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	623
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,264
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	538
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	606
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	500	624

Description	Face Amount (000)	Value (000)
Los Angeles County, Redevelopment Refunding Authority Redev Agency Successor Agy, RB, AGM
Callable 12/01/24 @ 100
5.250%, 12/01/26	$365	$431
Los Angeles, Department of Airports, Ser B, RB
5.000%, 05/15/25	1,000	1,207
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	640	769
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	484
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	560
Los Angeles, Department of Water, Ser C, RB
Callable 07/01/30 @ 100
5.000%, 07/01/32	1,000	1,383
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	611
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	279
Metropolitan Water District of Southern California, Sub-Ser A, RB
5.000%, 07/01/27	500	649
Orange County, Airport Revenue, Ser A, RB
5.000%, 07/01/23	310	346
Orange County, Airport Revenue, Ser B, RB
5.000%, 07/01/22	500	531
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	359
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	697
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	301
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	583

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(B)	$500	$561
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,129
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,100	1,144
San Diego County, Ser A, RB
Callable 10/01/30 @ 100
4.000%, 10/01/33	500	639
San Diego County, Water Authority, Ser A, RB
1.531%, 05/01/30	2,000	2,039
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	350	428
San Francisco City & County, Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/23 @ 100
5.250%, 05/01/33	500	550
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser E, RB, AMT
Callable 05/01/29 @ 100
5.000%, 05/01/34	330	419
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,218
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	587
San Francisco City & County, San Francisco International Airport, RB, AMT
5.000%, 05/01/27	2,000	2,515
San Joaquin Hills, Transportation Corridor Agency, Ser Senior LIEN-CABS, RB, ETM
1.268%, 01/01/26(C)	400	391
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	568

Description	Face Amount (000)	Value (000)
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	$1,035	$1,199
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	490
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,000	1,354
Santa Clara County, Financing Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/34	1,000	1,203
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	251
Silicon Valley, Ser A, RB
Callable 09/01/23 @ 100
3.000%, 03/01/24	1,000	1,072
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	252
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	249
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	612
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	495	550
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	122
University of California, Revenues Limited Project, Ser E, RB
Callable 02/08/21 @ 100
5.000%, 05/15/22	500	502
University of California, Ser AJ, RB
3.639%, 05/15/23	455	490
University of California, Ser AT, RB
Callable 02/08/21 @ 100
1.400%, 05/15/46(A)	2,500	2,502

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)/Shares	Value (000)
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	$1,000	$1,279
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(B)	230	245
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	270	287
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,256
Total California		76,093
Florida [0.7%]
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/27	500	519
Georgia [0.5%]
Georgia State Road & Tollway Authority, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	300	409
Texas [0.6%]
Bexar County, Ser B, GO
5.000%, 06/15/28	350	448
Total Municipal Bonds
(Cost $74,062)		77,469
Short-Term Investment** [3.1%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%	2,504,421	2,504
Total Short-Term Investment
(Cost $2,504)		2,504
Total Investments [99.7%]
(Cost $76,566)		$79,973

Percentages are based on Net Assets of $80,245 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2020.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2020 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$77,469	$—	$77,469
Short-Term Investment	2,504	—	—	2,504
Total Investments in Securities	$2,504	$77,469	$—	$79,973

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2200

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [94.6%]
Alabama [2.2%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	5,000	$5,550
Black Belt Energy Gas District, Ser A-1, RB
Callable 09/01/25 @ 100
4.000%, 12/01/49(A)	5,000	5,772
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,488
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.837%, –%, 0,10/01/46(B)	2,500	2,529
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/46	4,500	6,726
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(C)	8,500	9,697
Total Alabama		40,762
Alaska [0.5%]
Northern Arkansas, Tobacco Securitization, Ser A, RB
Callable 01/22/21 @ 100
5.000%, 06/01/46	9,500	9,640
Arizona [0.9%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	326
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(C)	625	675
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(C)	925	965
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	1,006
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,857

Description	Face Amount (000)	Value (000)
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	$600	$607
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(C)	1,150	1,236
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(C)	3,300	3,512
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,674
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(C)	1,200	1,277
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(C)	2,015	2,176
Total Arizona		15,311
Arkansas [0.5%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(C)	8,500	9,149
California [6.2%]
California Community Housing Agency, Ser NITY, RB
Callable 02/01/30 @ 100
5.000%, 02/01/50(C)	6,875	7,681
California County, Tobacco Securitization Agency, Ser A, RB
Callable 06/01/30 @ 100
4.000%, 06/01/49	1,000	1,161
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 01/22/21 @ 20
7.316%, 06/01/46(D)	10,000	1,970
California Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(C)	1,275	1,156

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California School Finance Authority, Ser A, RB
5.000%, 07/01/30(C)	$70	$93
California State, Community Housing Agency, Ser A, RB
Callable 04/01/29 @ 100
5.000%, 04/01/49(C)	2,500	2,829
California State, Community Housing Agency, Ser A, RB
Callable 08/01/30 @ 100
5.000%, 08/01/50(C)	3,500	4,025
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,701
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,841
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(C)	4,000	4,455
California State, Municipal Finance Authority, RB
Callable 06/01/27 @ 100
5.000%, 06/01/43	6,620	7,887
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	298
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	1,129
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(C) (E)	5,000	3,250
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,818
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,054
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(C)	500	594

Description	Face Amount (000)	Value (000)
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	$1,120	$1,231
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,094
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	628
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(C)	500	583
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	5,380	5,928
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(C)	2,000	2,313
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(C)	1,500	1,688
California State, Statewide Financing Authority, Ser C, RB
Callable 01/22/21 @ 9
15.342%, 06/01/55(C) (D)	50,000	3,916
Central Basin, Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,120
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,689
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,309
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	2,000	2,074
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
3.500%, 06/01/36	8,890	9,068

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Inland Empire, Tobacco Securitization Authority, RB
Callable 01/22/21 @ 37
9.266%, 06/01/36(D)	$12,500	$4,581
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,177
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	841
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	3,000	3,307
Palomar Community College District, GO
Callable 08/01/40 @ 100
0.800%, 6.375%, 08/01/40, 08/01/45(B)	6,000	6,646
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,055
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,051
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,056
University of California, Ser BE, RB
Callable 05/15/30 @ 100
4.000%, 05/15/40	2,500	3,069
Total California		108,366
Colorado [7.6%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,058
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,041	1,075
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	782
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 01/15/21 @ 100
6.125%, 10/01/40	2,500	2,508

Description	Face Amount (000)	Value (000)
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	$3,055	$3,182
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,483
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,554
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	3,070
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	553
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,720	1,800
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/35	525	552
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/50	1,340	1,365
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(C)	1,100	1,173
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(C)	1,265	1,334
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,593
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	782
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,864

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	$1,000	$1,054
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,109
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	2,097
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,040
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(C)	1,930	2,041
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(C)	915	972
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(C)	2,655	2,742
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(C)	1,515	1,578
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/29 @ 100
4.000%, 08/01/49	8,120	9,150
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,144
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,345
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,466

Description	Face Amount (000)	Value (000)
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(C)	$1,835	$2,043
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(C)	2,305	2,560
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/38	1,250	1,410
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/39	1,000	1,124
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/40	750	839
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,458
Denver, International Business Center, RB
4.000%, 12/01/48	350	364
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
3.000%, 12/01/45	500	543
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	912
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,985
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	647
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,166
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	525

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Flatiron Meadows, Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	$2,000	$2,065
Great Western Park, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,878
Green Gables, Metropolitan District No. 1, Ser A, GO
Pre-Refunded @ 100
5.300%, 12/01/21(F)	2,500	2,682
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,273
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	782
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	599
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(C)	1,900	1,999
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(C)	645	682
Lewis Pointe, Metropolitan District, Ser A, GO
Callable 02/08/21 @ 100
6.000%, 12/01/44	2,590	2,593
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	2,500	2,599
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,559
Meadowlark Metropolitan District, Ser A-Senior-Limited, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	780
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	2,027
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,852
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,277

Description	Face Amount (000)	Value (000)
Regional Transportation District, RB
4.000%, 07/15/39	$525	$667
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	583
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,051
Sierra Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,561
Solaris, Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	732
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,640
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,789
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,769
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	551
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,255
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,120
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	3,620	3,761
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,870	1,894
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,308
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	584

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	$100	$107
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	382
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,122
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	254
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,373
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,556	1,633
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,598
Wild Plum Metropolitan District, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/49	595	635
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	635
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	1,000	1,049
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,683
Total Colorado		138,425
Connecticut [1.0%]
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/45(C)	500	539
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/55(C)	750	804

Description	Face Amount (000)	Value (000)
Connecticut State, Health & Educational Facilities Authority, Ser R, RB
Callable 07/01/27 @ 100
4.000%, 07/01/47	$5,755	$6,360
State of Connecticut, Ser 2021, GO
Callable 01/15/31 @ 100
2.000%, 01/15/41	5,000	4,891
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
11.454%, 12/01/45(A) (C) (G)	3,335	5,120
Total Connecticut		17,714
Delaware [0.1%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	2,028
District of Columbia [0.9%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	818
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	2,000	2,197
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
5.000%, 10/01/47	1,540	1,880
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/36	2,060	2,388
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/44	4,965	5,626
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,639
Total District of Columbia		15,548
Florida [8.5%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	5,235

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Alachua County, Health Facilities Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/37	$8,095	$10,324
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/31	500	585
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/33	500	579
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/34	375	433
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(C)	1,500	1,655
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(C)	1,500	1,662
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(C)	3,610	3,893
Capital Trust Agency, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(C)	3,000	3,058
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/27/21 @ 103
8.250%, 01/01/44	3,364	1,177
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/27/21 @ 103
8.250%, 01/01/49	992	348
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/36	6,310	7,178
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/37	6,050	6,861
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(C)	750	834
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(C)	1,045	1,142
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(C)	1,950	2,115

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(C)	$19,875	$19,432
Florida State, Development Finance, RB, AMT
Callable 02/08/21 @ 104
6.500%, 01/01/49(A) (C)	7,995	7,686
Florida State, Development Finance, RB, AMT
Callable 05/01/22 @ 105
5.000%, 05/01/29(C)	3,500	3,801
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(C)	4,930	5,526
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(C)	1,000	1,036
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,246
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,299
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/50	1,000	1,134
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/55	1,500	1,691
Jacksonville, Educational Facilities Revenue, Jacksonville University Project, Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53(C)	1,000	1,046
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	2,012
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,626

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	$4,550	$4,949
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(C)	1,605	1,756
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	5,000	5,930
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(F)	5,200	5,471
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/29	1,660	1,924
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,704
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(F)	5,000	5,949
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/44	250	302
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	500	599
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	878
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	2,300	2,434
Palm Beach County, Health Facilities Authority, Ser B, RB
Callable 11/15/27 @ 103
5.000%, 11/15/42	500	596

Description	Face Amount (000)	Value (000)
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	$2,000	$2,178
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	545
Village Community Development District No. 10, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	835	917
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(C)	2,425	2,655
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(C)	1,450	1,594
Village Community Development District No. 12, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,885	3,029
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,420	2,831
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/40	2,495	2,913
Total Florida		150,768
Georgia [1.8%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	2,560	2,977
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,810
Atlanta, Department of Aviation, Ser B, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/49	3,885	4,409

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	$5,000	$5,328
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	3,743
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	721
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	6,000	9,045
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(C)	1,000	1,102
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(F)	810	974
Total Georgia		31,109
Illinois [8.8%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	800	828
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,028
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,882
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,151
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,435
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(C)	5,000	6,354
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	2,253
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,267

Description	Face Amount (000)	Value (000)
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	$3,000	$3,318
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,155
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,529
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	5,959
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	1,985
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,069
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,659
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,242
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,847
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.500%, 05/15/54	2,000	1,898
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/42	1,000	942
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,598
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,563
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,212
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	300
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	298

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	$5,595	$6,294
Illinois State, Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/50(A)	1,200	1,465
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	385
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	544
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/50	3,130	3,454
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/55	3,500	3,843
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	2,137
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,719
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	7,013
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	6,500	7,076
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,389
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,347
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(C)	5,200	5,252
Illinois State, Ser A, GO
5.000%, 10/01/23	4,000	4,359
Illinois State, Ser B, GO
5.000%, 10/01/23	2,000	2,180
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	8,407
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	2,004

Description	Face Amount (000)	Value (000)
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	$880	$879
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,301
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,551
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,180
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 02/08/21 @ 100
5.350%, 03/01/31	75	51
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,839
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,356
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,586
Village of Gilberts, RB
Callable 01/22/21 @ 100
5.000%, 11/15/34	2,883	2,979
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	5,190	5,349
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	975	1,054
Total Illinois		154,765
Indiana [1.9%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40	2,745	2,839
Anderson Indiana, RB
5.000%, 01/01/25	250	251
Anderson Indiana, RB
4.180%, 01/01/23	850	851
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47(E)	922	23

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32(E)	$507	$12
Indiana State, Finance Authority, RB
1.650%, 05/01/28(A)	13,000	13,001
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,897
Indiana State, Finance Authority, Republic Services Project, RB, AMT
0.250%, 05/01/34(A)	7,000	6,999
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,829
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,476
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,410
Total Indiana		35,588
Iowa [0.5%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,059
Iowa State, Finance Authority, RB
Callable 01/27/21 @ 103
3.125%, 12/01/22	495	507
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,159
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 02/08/21 @ 100
5.625%, 06/01/46	1,665	1,688
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 02/08/21 @ 100
5.500%, 06/01/42	1,180	1,196
Total Iowa		7,609
Kansas [0.9%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	516

Description	Face Amount (000)	Value (000)
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	$4,190	$4,113
University of Kansas, Hospital Authority, Ser A, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	5,000	5,677
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,514
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	508
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,851
Total Kansas		16,179
Kentucky [1.3%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	1,014
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,542
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,225
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,810
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,219

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Kentucky State, Public Transportation Infrastructure Authority, Ser C, RB
Callable 11/01/27 @ 100
4.000%, 02/01/50(A)	$5,000	$5,955
Total Kentucky		21,765
Louisiana [1.2%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(C)	5,665	4,987
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,065
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(C) (E)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	3,474	—
Parish of State James Louisiana, NuStar Logistics, RB
6.100%, 06/01/38(A) (C)	1,750	2,155
Parish of State John the Baptist Louisiana, RB
2.375%, 06/01/37(A)	4,000	4,162
Parish of State John the Baptist Louisiana, RB
2.100%, 06/01/37(A)	3,770	3,860
Total Louisiana		20,229
Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (C)	1,000	1,106
Maryland [1.5%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,055
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(C)	1,370	1,365
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(C)	650	647

Description	Face Amount (000)	Value (000)
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(C)	$350	$350
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(C)	200	200
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,718
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	950	1,027
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,416
Frederick County, RB
3.250%, 07/01/29	890	904
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,419
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	725
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(C)	1,250	1,290
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(C)	1,000	1,037
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	918
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	900
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(C)	2,000	2,165
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(C)	1,000	1,083
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,117
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	817

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	$1,205	$1,314
Total Maryland		24,467
Massachusetts [0.7%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,661
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	4,120	4,392
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,277
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	591
Massachusetts State, Development Finance Agency, Ser S, RB
Callable 07/15/30 @ 100
5.000%, 07/15/46(C)	750	877
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,347
Total Massachusetts		13,145
Michigan [1.3%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	685
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	3,750	4,034
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,479
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 02/08/21 @ 100
6.500%, 12/01/40	3,745	3,749

Description	Face Amount (000)	Value (000)
Michigan State, Finance Authority, Ser A, RB
Callable 11/02/29 @ 100
5.000%, 11/15/48	$6,800	$8,540
Michigan State, Finance Authority, Ser A-2, RB
Callable 12/01/30 @ 100
5.000%, 06/01/40	1,770	2,093
Michigan State, Finance Authority, Ser B-1-Class, RB
Callable 12/01/30 @ 100
5.000%, 06/01/49	750	911
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/08/21 @ 100
5.875%, 12/01/30	2,000	2,002
Total Michigan		24,493
Minnesota [0.7%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	3,205
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,917
Bethel, Senior Housing Revenue, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,355	1,383
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(C)	500	513
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(C)	1,600	1,626
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,281
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,165
Total Minnesota		13,090
Missouri [2.5%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,412

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	$1,000	$1,000
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	499
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	500
Kansas City, Industrial Development Authority, RB, AGM, AMT
Callable 03/01/30 @ 100
5.000%, 03/01/57	250	311
Kansas City, Industrial Development Authority, RB, AMT
Callable 03/01/30 @ 100
4.000%, 03/01/45	5,000	5,651
Kansas City, Industrial Development Authority, RB, AMT
Callable 03/01/30 @ 100
4.000%, 03/01/50	4,750	5,322
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(C)	2,000	2,038
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	2,000	2,194
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	2,117
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	527

Description	Face Amount (000)	Value (000)
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	$2,400	$2,594
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	2,017
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(C)	5,000	5,018
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(C)	3,000	3,018
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	2,000	2,014
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	2,225
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,057
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,232
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,514
Total Missouri		46,260
Nebraska [0.8%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,074
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,886

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Central Plains Energy Project, Ser A, RB
5.000%, 09/01/42	$5,000	$7,319
Total Nebraska		14,279
Nevada [1.0%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,381
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(C)	3,500	3,504
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	875	914
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	750	767
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	205
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	970	1,046
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	750	781
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	825
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(C)	100	98
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(C)	1,595	1,700
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(C)	1,000	1,049

Description	Face Amount (000)	Value (000)
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(C)	$1,000	$1,006
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(C)	900	904
Total Nevada		16,180
New Hampshire [0.2%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(C)	1,250	1,314
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(C)	500	525
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 100
3.625%, 07/01/43(A) (C)	1,000	1,011
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A) (C)	1,000	1,012
Total New Hampshire		3,862
New Jersey [2.7%]
County of Essex New Jersey, GO
Callable 09/01/28 @ 100
2.125%, 09/01/49	3,900	3,880
County of Essex New Jersey, GO
Callable 09/01/28 @ 100
2.125%, 09/01/50	3,100	3,071
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,833
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,243
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	1,091
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,356

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	$1,230	$1,434
New Jersey State, Economic Development Authority, Ser EEE, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	1,000	1,187
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,967
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/45	2,000	2,237
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	1,000	1,109
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,944
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/50	8,500	9,323
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,180
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,553
Total New Jersey		48,408
New Mexico [0.8%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,571
Farmington New Mexico, RB
1.100%, 06/01/40(A)	3,000	3,044
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	542
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	536

Description	Face Amount (000)	Value (000)
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	$1,750	$1,866
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,273
Total New Mexico		12,832
New York [6.4%]
Dutchess County Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45(C)	875	964
Dutchess County Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51(C)	875	956
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	4,875	5,062
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	1,750	2,084
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,344
Metropolitan Washington, Transportation Authority, Ser D-1, RB
5.000%, 09/01/22	3,000	3,144
Monroe County Industrial Development, RB
Callable 06/01/28 @ 100
5.000%, 06/01/50(C)	1,100	1,284
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49(E)	4,789	2,634
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 02/08/21 @ 100
2.000%, 01/01/49	1,914	191
Nassau County, Tobacco Settlement, RB
Callable 01/22/21 @ 100
5.125%, 06/01/46	1,345	1,359
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 01/22/21 @ 100
5.000%, 06/01/45	5,800	5,846

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/30 @ 100
3.000%, 03/15/49	$10,000	$10,623
New York State, Environmental Facilities, RB, AMT
Callable 06/02/25 @ 100
2.750%, 09/01/50(A)	750	776
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	976
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(C)	5,000	5,385
New York State, Thruway Authority, Sub-Ser B, RB
Callable 01/01/30 @ 100
4.000%, 01/01/50	5,000	5,803
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,645
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/39	1,500	1,774
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/41	850	993
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	2,000	2,258
New York State, Transportation Development, RB, AMT
5.000%, 01/01/22	3,420	3,544
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,847
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
4.375%, 10/01/45	4,750	5,454
New York State, Urban Development, RB
Callable 09/15/28 @ 100
4.000%, 03/15/48	7,000	8,025

Description	Face Amount (000)	Value (000)
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(C)	$4,750	$4,909
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,067
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,062
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	6,000	6,208
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,305
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	5,750	6,156
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	1,250	1,345
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,926
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,904
Total New York		112,853
North Carolina [0.5%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,527
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	3,750	3,940
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/24	1,000	1,133
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/44	1,500	1,850

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	$500	$612
Total North Carolina		9,062
North Dakota [0.5%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	2,016
County of Grand Forks North Dakota, RB, AMT
Callable 09/15/26 @ 103
6.375%, 12/15/43	2,410	2,166
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,843
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,698
Total North Dakota		8,723
Ohio [4.3%]
Buckeye Tobacco Settlement Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	7,000	7,969
Buckeye Tobacco Settlement Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
3.000%, 06/01/48	6,630	6,844
Buckeye Tobacco Settlement Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	7,500	8,485
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	5,672
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,475
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,052
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,042

Description	Face Amount (000)	Value (000)
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	$4,000	$4,152
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(C)	3,020	3,358
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(C)	3,280	3,639
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(C)	10,000	10,993
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(C)	2,500	2,546
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,293
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
7.000%, 12/01/42(C)	6,000	6,342
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
6.500%, 12/01/30(C)	3,000	3,164
Total Ohio		77,026
Oklahoma [0.6%]
Oklahoma County, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.500%, 08/15/52	500	600
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,504
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32(E)	1,278	15

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Oklahoma State, Development Finance Authority, RB
5.450%, 08/15/28	$5,000	$5,806
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57	5,000	1,950
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	3,843	19
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	1,664	9
Total Oklahoma		11,903
Oregon [0.9%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	940
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	1,071
Medford Hospital Facilities Authority, Ser A, RB
Callable 08/15/30 @ 100
4.000%, 08/15/50	7,000	8,088
Oregon State, Business Development Commission, RB, AMT
5.000%, 03/01/49(A)	5,000	5,256
Total Oregon		15,355
Pennsylvania [2.8%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(C)	500	554
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(C)	2,000	2,188
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(C)	3,000	3,279

Description	Face Amount (000)	Value (000)
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(C)	$1,000	$1,098
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(C)	1,000	1,027
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(C)	525	543
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(C)	1,135	1,100
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(C)	8,470	8,395
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,602
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	1,530	1,624
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,639
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,732
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	2,975	3,712
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Pre-Refunded @ 100
7.625%, 12/15/21(F)	1,000	1,069
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Pre-Refunded @ 100
7.150%, 12/15/21(F)	2,280	2,428

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/40(C)	$900	$1,039
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/50(C)	1,450	1,652
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,175
Philadelphia, Ser B, GO
Callable 08/01/29 @ 100
5.000%, 02/01/39	4,385	5,526
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(C) (F)	3,000	3,601
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,295
Total Pennsylvania		50,278
Rhode Island [0.3%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,126
Tobacco Settlement Financing, Ser B, RB
Callable 01/22/21 @ 15
10.540%, 06/01/52(D)	26,270	3,950
Total Rhode Island		5,076
South Carolina [0.8%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,686
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	3,830	4,056

Description	Face Amount (000)	Value (000)
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	$6,950	$7,338
Total South Carolina		14,080
Tennessee [0.9%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,037
Metropolitan Government Nashville & Davidson County Health & Educational Facility Bond, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/55	4,750	4,786
Metropolitan Nashville Airport Authority, Sub-Ser B, RB, AMT
Callable 07/01/30 @ 100
5.000%, 07/01/54	5,675	7,007
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(C)	900	971
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(C)	650	690
Total Tennessee		14,491
Texas [6.9%]
Alvin Independent School District, Ser B-Remk, GO
0.450%, 02/15/36(A)	2,000	1,998
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,502
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	438
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(C)	500	576
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(C)	1,500	1,744

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	$475	$502
Central Texas Regional Mobility Authority, Ser B-SENIOR, RB
Callable 01/01/30 @ 100
5.000%, 01/01/45	250	313
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,095
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,095
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,909
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(F)	2,000	2,263
Houston Texas Airport System Revenue, Sub-Ser A, RB, AMT
Callable 07/01/30 @ 100
4.000%, 07/01/47	1,250	1,429
Houston, Airport System Revenue, RB, AMT
5.000%, 07/01/27	500	561
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	3,000	3,119
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,196
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	1,000	1,122
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,432
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(F)	5,300	5,428
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(C)	275	288

Description	Face Amount (000)	Value (000)
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	$1,750	$1,759
Mission, Economic Development, RB, AMT
Callable 10/01/21 @ 105
4.625%, 10/01/31(C)	3,250	3,455
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	4,660	4,876
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,014
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,535
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(C)	1,500	1,515
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	7,000	7,057
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/50(C)	4,750	5,018
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(C)	1,700	1,905
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(C)	900	1,017
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.559%, 7.000%%, 09/01/23, 09/01/31(B) (F)	5,000	6,968
Port Beaumont Navigation District, RB
Callable 01/01/22 @ 103
6.000%, 01/01/25(C)	1,525	1,523
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
4.000%, 01/01/50(C)	6,330	6,372

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
3.625%, 01/01/35(C)	$1,000	$1,008
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(E)	4,950	1,237
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45(E)	5,315	3,189
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 02/08/21 @ 100
4.500%, 11/15/21(E)	2,310	1,386
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 02/08/21 @ 100
5.750%, 11/15/37(E)	6,000	3,600
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	1,000	1,113
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,443
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	3,938
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	3,720	3,545
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52	9,000	7,350

Description	Face Amount (000)	Value (000)
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38(C)	$2,000	$2,208
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	1,500	1,797
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	2,635	2,918
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
4.808%, 08/01/36(D)	1,000	577
Total Texas		121,333
Utah [0.1%]
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(C)	1,750	1,877
Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (C)	1,000	1,144
Virginia [1.1%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(C)	2,000	2,065
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(C)	1,000	1,034
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	2,224
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/41(A)	1,750	1,750
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(C)	4,010	4,058

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(C)	$2,750	$2,941
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(C)	3,700	3,947
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	874
Wise County Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	2,500	2,524
Total Virginia		21,417
Washington [0.7%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(C)	400	453
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,923
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(C)	325	351
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(C)	2,400	2,571
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/51(C)	4,330	4,574
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(C)	2,000	2,151
Total Washington		14,023
West Virginia [0.3%]
Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	2,000	2,032
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,235

Description	Face Amount (000)	Value (000)
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	$2,500	$2,502
Total West Virginia		5,769
Wisconsin [4.3%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	1,580	1,641
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	582
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(C)	3,460	3,718
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(C)	1,250	1,350
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,615
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,213
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,726
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,860
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,206
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(C)	6,125	6,687
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(C)	3,275	3,507

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	$3,500	$3,852
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,208
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(C)	3,000	3,146
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 02/08/21 @ 102
7.000%, 10/01/42	5,400	5,404
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	3,006
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(C)	1,500	1,663
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(C)	2,500	2,752
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(C)	1,175	1,334
Wisconsin State, Public Finance Authority, RB
Callable 11/15/27 @ 103
5.000%, 11/15/41	1,000	1,196
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(C)	1,675	1,870
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,654
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,040

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(C)	$3,000	$3,185
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(C)	4,280	4,482
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	505	527
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,745	2,830
Total Wisconsin		76,254
American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,485
Guam [0.2%]
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,903
Puerto Rico [5.3%]
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	12,000	12,615
Puerto Rico, Commonwealth, Ser A, GO
Callable 02/08/21 @ 100
8.000%, 07/01/35(E)	1,050	719
Puerto Rico, Electric Power Authority, Ser 2013A-RSA-1, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(E)	2,605	2,165
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 02/08/21 @ 100
5.250%, 07/01/30(E)	1,625	1,316
Puerto Rico, Electric Power Authority, Ser A-RSA-1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42(E)	2,000	1,615
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
Callable 02/08/21 @ 100
5.250%, 07/01/28(E)	2,145	1,737

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Puerto Rico, Electric Power Authority, Ser E-1-RSA-1, RB
10.000%, 01/01/21(E)	$1,500	$1,281
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 07/01/21(E)	1,500	1,281
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 01/01/22(E)	500	427
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
Callable 02/08/21 @ 100
5.250%, 07/01/40(E)	7,000	5,670
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	14,167	15,788
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	5,276	5,798
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	20,778
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
3.975%, 07/01/24(D)	2,000	1,886
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	19,108	21,008
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	34
Total Puerto Rico		94,118
Virgin Islands [0.3%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 02/08/21 @ 100
5.000%, 10/01/25	3,155	3,155
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 02/08/21 @ 100
5.000%, 10/01/22	1,365	1,361
Total Virgin Islands		4,516
Total Municipal Bonds
(Cost $1,583,531)		1,678,763

Description	Face Amount (000)	Value (000)
Corporate Bonds [0.8%]
Electric Utilities [0.2%]
Talen Energy Supply
6.625%, 01/15/28(C)	$3,000	$3,135
Medical Products & Services [0.4%]
Tower Health
4.451%, 02/01/50	9,000	7,517
Steel & Steel Works [0.1%]
United States Steel
6.250%, 03/15/26	2,500	2,288
Waste Disposal [0.1%]
Waste Pro USA
5.500%, 02/15/26(C)	1,500	1,534
Total Corporate Bonds
(Cost $13,849)		14,474
Short-Term Investment** [4.0%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%	71,557,941	71,558
Total Short-Term Investment
(Cost $71,558)		71,558
Total Investments [99.4%]
(Cost $1,668,938)		$1,764,795

Percentages are based on Net Assets of $1,776,004 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2020.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $363,543 (000), representing 20.5% of the net assets of the Fund.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(G)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2020.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

The following is a list of the inputs used as of December 31, 2020 is valuing the Fund's investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,678,763	$—	$1,678,763
Corporate Bonds	—	14,474	—	14,474
Short-Term Investment	71,558	—	—	71,558
Total Investments in Securities	$71,558	$1,693,237	$—	$1,764,795

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2200

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [47.6%]
Communication Services [3.9%]
America Movil
3.125%, 07/16/22	$4,000	$4,149
Consumer Discretionary [6.4%]
Daimler Finance North America
0.644%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	4,000	4,001
General Motors Financial
4.350%, 01/17/27	2,500	2,846
Total Consumer Discretionary		6,847
Financials [19.8%]
Allstate
0.881%, VAR ICE LIBOR USD 3 Month+0.630%, 03/29/23	1,400	1,412
American Express
0.883%, VAR ICE LIBOR USD 3 Month+0.650%, 02/27/23	1,605	1,619
Banco Santander
2.746%, 05/28/25	2,000	2,135
Barclays
4.375%, 01/12/26	1,500	1,729
Capital One Financial
4.200%, 10/29/25	1,000	1,142
Citigroup
3.500%, 05/15/23	2,000	2,143
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,941
Jefferies Group
5.125%, 01/20/23	1,200	1,311
JPMorgan Chase
3.125%, 01/23/25	2,200	2,409
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	4
Mitsubishi UFJ Financial Group
0.968%, VAR ICE LIBOR USD 3 Month+0.740%, 03/02/23	1,100	1,107
Morgan Stanley, MTN
3.750%, 02/25/23	3,000	3,216
Total Financials		21,168
Health Care [4.4%]
AbbVie
2.850%, 05/14/23	2,500	2,629
CVS Health
4.300%, 03/25/28	1,750	2,082
Total Health Care		4,711
Industrials [4.5%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,782

Description	Face Amount (000)	Value (000)
Penske Truck Leasing LP
4.250%, 01/17/23(A)	$300	$322
3.450%, 07/01/24(A)	1,500	1,634
Total Industrials		4,738
Information Technology [2.7%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,846
Petroleum & Fuel Products [2.7%]
Shell International Finance BV
2.375%, 04/06/25	1,500	1,609
Sunoco Logistics Partners Operations
5.950%, 12/01/25	1,100	1,298
Total Petroleum & Fuel Products		2,907
Utilities [3.2%]
Duke Energy
3.400%, 06/15/29	2,020	2,293
Korea Electric Power
6.750%, 08/01/27	75	98
National Fuel Gas
4.900%, 12/01/21	500	514
Puget Energy
6.000%, 09/01/21	500	518
Total Utilities		3,423
Total Corporate Bonds
(Cost $47,879)		50,789
Municipal Bonds [25.8%]
California [6.9%]
California State, Various Purpose, GO
3.500%, 04/01/28	2,700	3,150
University of California, Ser BD, RB
3.349%, 07/01/29	2,400	2,768
University of California, Ser BF, RB
1.714%, 05/15/30	1,460	1,488
Total California		7,406
Florida [2.7%]
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/27	2,800	2,906
New York [16.2%]
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
Callable 05/01/29 @ 100
3.350%, 11/01/30	3,840	4,325
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser C-5, RB
Callable 05/01/28 @ 100
3.800%, 05/01/29	2,500	2,880

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
New York State, Sub-Ser D-2, GO
3.760%, 12/01/27	$3,020	$3,521
New York State, Urban Development, Ser B, RB
2.550%, 03/15/29	820	878
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.270%, 03/15/28	5,000	5,650
Total New York		17,254
Total Municipal Bonds
(Cost $25,250)		27,566
U.S. Treasury Obligations [16.5%]
U.S. Treasury Note
2.625%, 01/31/26	1,850	2,060
1.625%, 08/15/29	3,300	3,530
0.250%, 08/31/25	4,000	3,987
0.125%, 07/31/22	3,000	3,001
U.S. Cash Management Bill
0.104%, 01/12/21(C)	5,000	5,000
Total U.S. Treasury Obligations
(Cost $17,583)		17,578
U.S. Government Mortgage-Backed Obligations [4.1%]
FHLMC, Pool 1B2677
3.917%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	2	2
FHLMC, Pool 1B2683
3.885%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	1	1
FHLMC, Pool 1B2692
3.869%, VAR ICE LIBOR USD 12 Month+1.770%, 12/01/34	4	4
FHLMC, Pool A93505
4.500%, 08/01/40	11	12
FHLMC, Pool A93996
4.500%, 09/01/40	17	19
FHLMC, Pool C03490
4.500%, 08/01/40	80	90
FHLMC, Pool C09015
3.000%, 10/01/42	95	101
FHLMC, Pool G02940
5.500%, 05/01/37	2	3
FHLMC, Pool G04222
5.500%, 04/01/38	5	6
FHLMC, Pool G04913
5.000%, 03/01/38	19	22
FHLMC, Pool G08003
6.000%, 07/01/34	6	7
FHLMC, Pool G18124
6.000%, 06/01/21	—	—
FHLMC, Pool J19197
3.000%, 05/01/27	41	43

Description	Face Amount (000)	Value (000)
FHLMC, Pool Q08998
3.500%, 06/01/42	$63	$68
FHLMC, Pool Q10378
3.000%, 08/01/42	86	91
FNMA, Pool 252570
6.500%, 07/01/29	2	2
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	4	5
FNMA, Pool 255814
5.500%, 08/01/35	7	8
FNMA, Pool 303168
9.500%, 02/01/25	—	—
FNMA, Pool 725424
5.500%, 04/01/34	6	8
FNMA, Pool 735060
6.000%, 11/01/34	4	5
FNMA, Pool 735228
5.500%, 02/01/35	3	4
FNMA, Pool 735230
5.500%, 02/01/35	9	10
FNMA, Pool 745275
5.000%, 02/01/36	31	36
FNMA, Pool 745418
5.500%, 04/01/36	35	41
FNMA, Pool 827223
3.215%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	10	10
FNMA, Pool 844809
5.000%, 11/01/35	13	15
FNMA, Pool AD0454
5.000%, 11/01/21	—	—
FNMA, Pool AD8522
4.000%, 08/01/40	12	14
FNMA, Pool AE0828
3.500%, 02/01/41	117	126
FNMA, Pool AH0621
3.500%, 01/01/41	30	33
FNMA, Pool AJ1407
4.000%, 09/01/41	19	21
FNMA, Pool AJ7689
4.000%, 12/01/41	71	78
FNMA, Pool AK0971
3.000%, 02/01/27	35	36
FNMA, Pool AL5866
2.602%, 08/01/22(D)	3,003	3,065
FNMA, Pool AO2970
3.000%, 05/01/42	81	86
FNMA, Pool AO4137
3.500%, 06/01/42	65	71
FNMA, Pool MA1277
2.500%, 12/01/27	40	42
GNMA, Pool G2 4696
4.500%, 05/20/40	35	39
GNMA, Pool G2 4747
5.000%, 07/20/40	14	16

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
GNMA, Pool G2 4923
4.500%, 01/20/41	$23	$26
GNMA, Pool G2 MA0155
4.000%, 06/20/42	54	60
GNMA, Pool G2 MA0392
3.500%, 09/20/42	71	77
Total U.S. Government Mortgage-Backed Obligations
(Cost $4,255)		4,404
Affiliated Registered Investment Company [2.8%]
City National Rochdale Fixed Income Opportunities Fund, Cl N	127,551	2,978
Total Affiliated Registered Investment Company
(Cost $2,500)		2,978
Mortgage-Backed Obligations [0.7%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	129
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	—	—
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	269	277
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	157
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	220	227
Total Mortgage-Backed Obligations
(Cost $773)		790
Closed-End Fund [0.3%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	8,250	334
Total Closed-End Fund
(Cost $397)		334
Asset-Backed Security [0.0%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28(B)	5	3
Total Asset-Backed Security
(Cost $5)		3
Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(D)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	—	1

Description	Face Amount (000)/Shares	Value (000)
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(D)	$13	$13
Total Residential Mortgage-Backed Securities
(Cost $14)		14
Short-Term Investment** [1.7%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%	1,764,360	1,764
Total Short-Term Investment
(Cost $1,764)		1,764
Total Investments [99.5%]
(Cost $100,420)		$106,220

Percentages are based on Net Assets of $106,738 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $5,957 (000), representing 5.6% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable

Amounts designated as "—" are either $0 or have been rounded to $0.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

The following is a list of the inputs used as of December 31, 2020 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$50,789	$—	$50,789
Municipal Bonds	—	27,566	—	27,566
U.S. Treasury Obligations	—	17,578	—	17,578
U.S. Government Mortgage-Backed Obligations	—	4,404	—	4,404
Affiliated Registered Investment Company	2,978	—	—	2,978
Mortgage-Backed Obligations	—	790	—	790
Closed-End Fund	334	—	—	334
Asset-Backed Security	—	3	—	3
Residential Mortgage-Backed Securities	—	14	—	14
Short-Term Investment	1,764	—	—	1,764
Total Investments in Securities	$5,076	$101,144	$—	$106,220

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with the affiliates for the period ended December 31, 2020.

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of 9/30/20	$2,879
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	99
Ending balance as of 12/31/20	$2,978
Dividend Income	—

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2200

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [54.0%]
Aerospace / Defense [0.4%]
TransDigm
6.500%, 07/15/24		250	$254
6.500%, 05/15/25		2,275	2,338
TransDigm
6.250%, 03/15/26(A)		5,525	5,884
TransDigm
6.375%, 06/15/26		800	828
TransDigm
5.500%, 11/15/27		3,775	3,969
TransDigm UK Holdings
6.875%, 05/15/26		2,450	2,588
Total Aerospace / Defense			15,861
Agricultural [0.1%]
Kernel Holding
8.750%, 01/31/22		2,900	3,067
Mriya Farming, MTN
5.000%, 0.00%, 0, 12/31/25(A) (B) (C) (D)		161	2
Mriya Recovery Certificates
0.000%, 12/31/49	EUR	3,224	5
Total Agricultural			3,074
Airlines [0.7%]
Aerovias de Mexico
7.000%, 02/05/25(C)		20,020	8,058
Avianca Holdings
8.375%, 07/10/20(C)		39	5
Azul Investments LLP
5.875%, 10/26/24		4,640	4,348
Delta Air Lines
7.000%, 05/01/25(A)		1,450	1,674
EA Partners I
6.875%, 09/28/20(C)		5,617	56
EA Partners II
6.750%, 06/01/21(C)		8,245	3,298

Description	Face Amount (000)(1)		Value (000)
Gol Finance
7.000%, 01/31/25		4,945	$4,475
Latam Finance
6.875%, 04/11/24(C)		500	256
Latam Finance
7.000%, 03/01/26(C)		9,540	4,820
United Airlines 2020-1 Class A Pass Through Trust
5.875%, 10/15/27		800	864
Total Airlines			27,854
Airport Develop/Maint [0.3%]
International Airport Finance
12.000%, 03/15/33		13,399	13,346
Promontoria Holding 264 BV
6.750%, 08/15/23	EUR	148	167
Total Airport Develop/Maint			13,513
Auto Rent & Lease [0.0%]
Kapla Holding SAS
3.250%, VAR Euribor 3 Month+3.250%, 12/15/26	EUR	300	358
Kapla Holding SAS
3.375%, 12/15/26	EUR	769	923
Total Auto Rent & Lease			1,281
Automotive [1.2%]
Adient Global Holdings
4.875%, 08/15/26(A)		2,450	2,517
Adient US
9.000%, 04/15/25(A)		550	613
Adient US
7.000%, 05/15/26(A)		150	163
American Axle & Manufacturing
6.500%, 04/01/27		2,705	2,847

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Clarios Global
6.750%, 05/15/25(A)		175	$189
Dana
5.500%, 12/15/24		100	102
Dana
5.375%, 11/15/27		175	186
Dana
5.625%, 06/15/28		475	511
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		450	467
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)		1,075	1,125
Ford Motor
9.000%, 04/22/25		1,325	1,624
Ford Motor Credit
3.336%, 03/18/21		600	601
Ford Motor Credit
3.813%, 10/12/21		950	961
Ford Motor Credit
3.339%, 03/28/22		1,300	1,313
Ford Motor Credit
4.250%, 09/20/22		1,000	1,032
Ford Motor Credit
4.140%, 02/15/23		475	489
Ford Motor Credit
3.096%, 05/04/23		850	859
Ford Motor Credit
5.584%, 03/18/24		950	1,025
Ford Motor Credit
4.063%, 11/01/24		2,200	2,311
Ford Motor Credit
5.125%, 06/16/25		3,850	4,186
Ford Motor Credit
3.375%, 11/13/25		2,400	2,466
Ford Motor Credit
4.271%, 01/09/27		925	976

Description	Face Amount (000)(1)		Value (000)
Ford Motor Credit
4.125%, 08/17/27		1,700	$1,781
Ford Motor Credit
5.113%, 05/03/29		1,500	1,670
Ford Motor Credit
4.000%, 11/13/30		2,475	2,599
Ford Motor Credit, MTN
4.389%, 01/08/26		2,100	2,204
Goodyear Tire & Rubber
4.875%, 03/15/27		475	486
IAA
5.500%, 06/15/27(A)		200	212
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)		1,325	1,373
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		850	901
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/29(A)		775	853
JB Poindexter
7.125%, 04/15/26(A)		2,300	2,432
KAR Auction Services
5.125%, 06/01/25(A)		1,900	1,955
Panther BF Aggregator 2
6.250%, 05/15/26(A)		450	483
Panther BF Aggregator 2
8.500%, 05/15/27(A)		4,750	5,160
Tenneco
5.375%, 12/15/24		250	242
Total Automotive			48,914
Autoparts [0.0%]
Schaeffler, MTN
3.375%, 10/12/28	EUR	100	134
Banking [0.0%]
Ally Financial
5.750%, 11/20/25		825	961

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Banks [2.0%]
Access Bank, MTN
10.500%, 10/19/21		9,703	$10,152
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/28		1,217	1,192
Akbank T.A.S., MTN
7.200%, VAR USD Swap Semi 30/360 5 Yr Curr+5.026%, 03/16/27		755	758
Banco do Brasil
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 10/15/69		2,790	2,864
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 10/06/67		1,815	2,062
Banco Mercantil del Norte
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.035%, 10/06/69		5,325	5,638
Banco Mercantil del Norte
8.375%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+7.760%, 10/14/69		2,465	2,947
Banco Nacional de Costa Rica
5.875%, 04/25/21		1,200	1,205
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3

Description	Face Amount (000)(1)		Value (000)
CorpGroup Banking
6.750%, 03/15/23		4,750	$1,265
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27		19,700	19,940
Credit Bank of Moscow Via CBOM Finance
8.875%, VAR USD Swap Semi 30/360 5 Yr Curr+6.942%, 08/10/68		5,780	5,713
First Bank of Nigeria Via FBN Finance BV
8.625%, 10/27/25		3,750	4,034
Freedom Mortgage
7.625%, 05/01/26(A)		375	397
ING Bank, MTN
2.571%, 01/01/28	JPY	451,861	2,932
Itau Unibanco Holding, MTN
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.981%, 06/12/69		5,380	5,504
Sovcombank Via SovCom Capital DAC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.427%, 04/07/30		6,875	7,389
TBC Bank JSC
10.775%, VAR USD ICE Swap 11:00 NY 5 Yr+8.995%, 04/03/69		500	506
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/27		1,525	1,511

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.117%, 06/29/28		1,007	$989
Turkiye Vakiflar Bankasi TAO, MTN
5.500%, 10/27/21		3,350	3,374
Total Banks			80,375
Beauty Products [0.2%]
Coty
6.500%, 04/15/26(A)		375	365
Walnut Bidco
9.125%, 08/01/24		5,875	6,237
Total Beauty Products			6,602
Broadcasting & Cable [0.4%]
Altice Financing
5.000%, 01/15/28(A)		1,500	1,537
Altice Finco
4.750%, 01/15/28	EUR	1,100	1,298
Cable One
4.000%, 11/15/30(A)		2,375	2,467
CSC Holdings
6.500%, 02/01/29(A)		2,350	2,653
LCPR Senior Secured Financing DAC
6.750%, 10/15/27(A)		1,300	1,399
Liberty Interactive
8.250%, 02/01/30		1,180	1,323
Sinclair Television Group
4.125%, 12/01/30(A)		770	788
Telegraph Columbus
3.875%, 05/02/25	EUR	1,000	1,224
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57		575	646

Description	Face Amount (000)(1)		Value (000)
Virgin Media Secured Finance
4.250%, 01/15/30	GBP	2,900	$4,070
Virgin Media Vendor Financing Notes III DAC
4.875%, 07/15/28	GBP	100	139
Total Broadcasting & Cable			17,544
Building & Construction [1.1%]
Cemex
7.750%, 04/16/26		3,850	4,065
Cemex
5.200%, 09/17/30		5,070	5,565
Century Communities
6.750%, 06/01/27		1,450	1,548
Forestar Group
5.000%, 03/01/28(A)		500	516
Griffon
5.750%, 03/01/28		980	1,036
HTA Group
7.000%, 12/18/25		2,150	2,326
Installed Building Products
5.750%, 02/01/28(A)		1,130	1,204
InterCement Financial Operations BV
5.750%, 07/17/24		14,400	12,636
New Home
7.250%, 10/15/25(A)		825	847
Shea Homes
4.750%, 02/15/28(A)		1,750	1,811
Summit Materials
6.500%, 03/15/27(A)		1,000	1,063
Tecnoglass
8.200%, 01/31/22		8,705	9,075
US Concrete
5.125%, 03/01/29(A)		1,500	1,545
Winnebago Industries
6.250%, 07/15/28(A)		900	968

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Yuksel Insaat
9.500%, 11/10/15(C)	12,655	$380
Total Building & Construction		44,585
Building Materials [0.5%]
American Builders & Contractors Supply
5.875%, 05/15/26(A)	3,525	3,653
American Builders & Contractors Supply
4.000%, 01/15/28(A)	350	362
Core & Main
6.125%, 08/15/25(A)	3,575	3,695
Cornerstone Building Brands
8.000%, 04/15/26(A)	2,500	2,631
Cornerstone Building Brands
6.125%, 01/15/29(A)	825	877
CP Atlas Buyer
7.000%, 12/01/28(A)	1,450	1,508
Interface
5.500%, 12/01/28(A)	225	237
Masonite International
5.750%, 09/15/26(A)	425	444
Standard Industries
5.000%, 02/15/27(A)	1,725	1,803
Standard Industries
4.750%, 01/15/28(A)	750	789
Standard Industries
4.375%, 07/15/30(A)	1,075	1,150
Standard Industries
3.375%, 01/15/31(A)	1,625	1,633
White Capital Buyer
6.875%, 10/15/28(A)	2,595	2,767
Total Building Materials		21,549

Description	Face Amount (000)(1)	Value (000)
Building-Heavy Construct [0.9%]
Andrade Gutierrez International
11.000%, 08/20/21	200	$109
Andrade Gutierrez International
9.500%, 12/30/24	59,946	34,170
Odebrecht Finance
4.375%, 04/25/25(C)	500	20
Odebrecht Finance
5.250%, 06/27/29(C)	13,773	551
Odebrecht Finance
7.125%, 06/26/42(C)	11,661	466
Odebrecht Finance
7.500%, 12/14/69(C)	2,450	119
Total Building-Heavy Construct		35,435
Cable Satellite [1.7%]
Cablevision Systems
5.875%, 09/15/22	850	900
CCO Holdings
4.000%, 03/01/23(A)	1,500	1,509
CCO Holdings
5.750%, 02/15/26(A)	1,625	1,677
CCO Holdings
5.500%, 05/01/26(A)	875	907
CCO Holdings
5.125%, 05/01/27(A)	2,025	2,149
CCO Holdings
5.875%, 05/01/27(A)	1,900	1,974
CCO Holdings
5.000%, 02/01/28(A)	2,375	2,512
CCO Holdings
4.750%, 03/01/30(A)	3,600	3,884
CCO Holdings
4.500%, 08/15/30(A)	2,800	2,971
4.500%, 05/01/32(A)	575	614
CCO Holdings
4.250%, 02/01/31(A)	2,525	2,661

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
CSC Holdings
5.250%, 06/01/24	875	$947
CSC Holdings
5.500%, 05/15/26(A)	775	806
5.500%, 04/15/27(A)	1,550	1,643
CSC Holdings
7.500%, 04/01/28(A)	900	1,012
CSC Holdings
5.750%, 01/15/30(A)	3,125	3,426
CSC Holdings
4.125%, 12/01/30(A)	4,300	4,496
CSC Holdings
4.625%, 12/01/30(A)	3,675	3,836
CSC Holdings
3.375%, 02/15/31(A)	400	393
DISH DBS
5.875%, 11/15/24	2,075	2,176
DISH DBS
7.750%, 07/01/26	1,550	1,736
DISH DBS
7.375%, 07/01/28	2,825	3,008
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)	1,275	1,326
Intelsat Jackson Holdings
5.500%, 08/01/23(C)	725	491
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (C)	875	626
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (C)	525	378
Sirius XM Radio
3.875%, 08/01/22(A)	600	609
Sirius XM Radio
4.625%, 07/15/24(A)	725	751
Sirius XM Radio
5.375%, 07/15/26(A)	525	547
Sirius XM Radio
5.500%, 07/01/29(A)	2,450	2,696

Description	Face Amount (000)(1)	Value (000)
Sirius XM Radio
4.125%, 07/01/30(A)	2,175	$2,315
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	2,800	2,986
Virgin Media Finance
5.000%, 07/15/30(A)	650	674
Virgin Media Secured Finance
5.500%, 08/15/26(A)	400	416
5.500%, 05/15/29(A)	900	975
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	862
Vmed O2 UK Financing I
4.250%, 01/31/31(A)	1,725	1,759
Ziggo Bond BV
6.000%, 01/15/27(A)	2,825	2,986
Ziggo Bond BV
5.125%, 02/28/30(A)	350	369
Ziggo BV
5.500%, 01/15/27(A)	1,975	2,062
Ziggo BV
4.875%, 01/15/30(A)	200	210
Total Cable Satellite		68,275
Chemicals [1.5%]
Alpha 2 BV
8.750%cash/9.500% PIK, 06/01/23(A)	425	428
Alpha 3
6.250%, 02/01/25(A)	2,675	2,722
Axalta Coating Systems
4.750%, 06/15/27(A)	250	266
Axalta Coating Systems
3.375%, 02/15/29(A)	775	775
Braskem Idesa SAPI
7.450%, 11/15/29	9,865	9,273

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Braskem Netherlands Finance BV
5.875%, 01/31/50		2,755	$2,854
Braskem Netherlands Finance BV
8.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.220%, 01/23/81		6,280	6,999
Chemours
5.750%, 11/15/28(A)		1,200	1,224
Compass Minerals International
4.875%, 07/15/24(A)		1,200	1,245
Compass Minerals International
6.750%, 12/01/27(A)		1,200	1,299
Element Solutions
3.875%, 09/01/28(A)		1,975	2,032
Fire BC
4.750%, VAR Euribor 3 Month+4.750%, 09/30/24	EUR	2,805	3,275
HB Fuller
4.250%, 10/15/28		775	794
Hexion
7.875%, 07/15/27(A)		2,550	2,729
Illuminate Buyer
9.000%, 07/01/28(A)		1,450	1,595
Koppers
6.000%, 02/15/25(A)		4,075	4,197
PQ
5.750%, 12/15/25(A)		500	513
Sasol Financing USA
6.500%, 09/27/28		5,390	5,864
Starfruit Finco BV
8.000%, 10/01/26(A)		3,075	3,267
Unigel Luxembourg
8.750%, 10/01/26		8,230	8,889

Description	Face Amount (000)(1)		Value (000)
WR Grace & -Conn
4.875%, 06/15/27(A)		1,225	$1,299
Total Chemicals			61,539
Coal Mining [1.3%]
DTEK Finance
10.750%cash/0.000% PIK, 12/31/24(C)		67,374	42,529
Eterna Capital Pte
8.000%, 12/11/22		7,594	3,569
Mongolian Mining
9.250%, 04/15/24		4,595	4,205
Mongolian Mining
0.000%, 10/01/69		7,787	2,648
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	34
Total Coal Mining			52,985
Commercial Serv-Finance [0.0%]
Sabre GLBL
9.250%, 04/15/25(A)		725	863
Commercial Services [0.1%]
Live Nation Entertainment
4.875%, 11/01/24(A)		1,900	1,924
Live Nation Entertainment
5.625%, 03/15/26(A)		250	257
SD International Sukuk, MTN
6.300%, 05/09/22		886	868
Total Commercial Services			3,049
Computer System Design & Services [0.1%]
Austin BidCo
7.125%, 12/15/28(A)		960	1,002

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Banff Merger Sub
8.375%, 09/01/26	EUR	200	$254
Dell International
8.350%, 07/15/46(A)		175	265
Unisys
6.875%, 11/01/27(A)		420	459
Total Computer System Design & Services			1,980
Construction Machinery [0.2%]
H&E Equipment Services
3.875%, 12/15/28(A)		1,750	1,769
United Rentals North America
5.875%, 09/15/26		575	609
United Rentals North America
5.500%, 05/15/27		850	909
United Rentals North America
4.875%, 01/15/28		600	639
United Rentals North America
5.250%, 01/15/30		325	361
United Rentals North America
4.000%, 07/15/30		700	737
United Rentals North America
3.875%, 02/15/31		700	734
Total Construction Machinery			5,758
Consumer Cyclical Services [0.4%]
Allied Universal Holdco
6.625%, 07/15/26(A)		1,575	1,679
Allied Universal Holdco
9.750%, 07/15/27(A)		5,375	5,859
Brink's
5.500%, 07/15/25(A)		250	267
Garda World Security
4.625%, 02/15/27(A)		1,700	1,717

Description	Face Amount (000)(1)		Value (000)
Go Daddy Operating
5.250%, 12/01/27(A)		1,350	$1,421
GW B-CR Security
9.500%, 11/01/27(A)		3,618	4,007
Total Consumer Cyclical Services			14,950
Consumer Products [0.2%]
Edgewell Personal Care
5.500%, 06/01/28(A)		875	940
Energizer Holdings
7.750%, 01/15/27(A)		1,125	1,250
Energizer Holdings
4.750%, 06/15/28(A)		550	579
Energizer Holdings
4.375%, 03/31/29(A)		1,450	1,502
Newell Brands
4.875%, 06/01/25		275	303
Prestige Brands
6.375%, 03/01/24(A)		3,225	3,298
Prestige Brands
5.125%, 01/15/28(A)		475	506
Total Consumer Products			8,378
Containers & Packaging [0.0%]
Graham Packaging
7.125%, 08/15/28(A)		500	553
Guala Closures
3.500%, VAR Euribor 3 Month+3.500%, 04/15/24	EUR	250	305
Total Containers & Packaging			858
Dialysis Centers [0.0%]
DaVita
3.750%, 02/15/31(A)		1,500	1,523

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Diversified Manufacturing [0.3%]
Colfax
6.000%, 02/15/24(A)		250	$259
Colfax
6.375%, 02/15/26(A)		200	214
Entegris
4.625%, 02/10/26(A)		575	596
Gates Global
6.250%, 01/15/26(A)		4,450	4,672
Stevens Holding
6.125%, 10/01/26(A)		425	459
Titan Acquisition
7.750%, 04/15/26(A)		300	312
WESCO Distribution
5.375%, 12/15/21		1,600	1,601
5.375%, 06/15/24		775	795
WESCO Distribution
7.125%, 06/15/25(A)		825	907
WESCO Distribution
7.250%, 06/15/28(A)		2,250	2,559
Total Diversified Manufacturing			12,374
Diversified Minerals [0.5%]
Volcan Cia Minera SAA
5.375%, 02/02/22		17,783	18,005
Drugs [0.9%]
Cheplapharm Arzneimittel GmbH
4.375%, 01/15/28	EUR	200	250
Diocle Spa
3.875%, VAR Euribor 3 Month+3.875%, 06/30/26	EUR	315	384
Glenmark Pharmaceuticals
4.500%, 08/02/21		102	102
Teva Pharmaceutical Finance
6.150%, 02/01/36		9,920	10,572

Description	Face Amount (000)(1)		Value (000)
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 04/15/24		1,750	$1,862
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25		3,500	3,875
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		16,796	19,028
Total Drugs			36,073
E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)		225	229
E-Commerce/Services [0.1%]
TripAdvisor
7.000%, 07/15/25(A)		1,750	1,890
Uber Technologies
6.250%, 01/15/28(A)		850	924
Total E-Commerce/Services			2,814
Electric Utilities [1.5%]
AES Argentina Generacion
7.750%, 02/02/24		3,130	2,551
Eskom Holdings SOC
5.750%, 01/26/21		5,252	5,231
Eskom Holdings SOC
7.125%, 02/11/25		335	344
FEL Energy VI Sarl
5.750%, 12/01/40		2,500	2,661
GCL New Energy Holdings
7.100%, 01/30/21		8,021	6,206
Generacion Mediterranea
9.625%, 07/27/23		2,000	1,260

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Genneia
8.750%, 01/20/22		1,255	$1,164
Instituto Costarricense de Electricidad
6.950%, 11/10/21		9,310	9,275
Pampa Energia
7.375%, 07/21/23		2,960	2,827
Perusahaan Listrik Negara
5.500%, 11/22/21		826	864
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47		316	375
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48		719	941
PG&E
5.000%, 07/01/28		1,450	1,544
Stoneway Capital
10.000%, 03/01/27(C)		65,257	26,103
Total Electric Utilities			61,346
Electric-Distribution [0.1%]
Comision Federal de Electricidad
4.875%, 01/15/24		590	656
Comision Federal de Electricidad
5.750%, 02/14/42		715	854
Viridian Group FinanceCo
4.750%, 09/15/24	GBP	2,000	2,762
Total Electric-Distribution			4,272
Energy & Power [0.5%]
FS Luxembourg Sarl
10.000%, 12/15/25		250	271
MSU Energy
6.875%, 02/01/25		12,000	8,526

Description	Face Amount (000)(1)		Value (000)
Sheridan Production Partners
0.000%,		11	$1
UEP Penonome II
6.500%, 10/01/38		6,400	6,667
YPF Energia Electrica
10.000%, 07/25/26		4,000	3,250
Total Energy & Power			18,715
Enterprise Software/Serv [0.0%]
Boxer Parent
6.500%, 10/02/25	EUR	300	387
Entertainment & Gaming [0.2%]
International Game Technology
2.375%, 04/15/28	EUR	800	970
NagaCorp
9.375%, 05/21/21		7,000	7,115
Penn National Gaming
5.625%, 01/15/27(A)		500	522
Total Entertainment & Gaming			8,607
Export/Import Bank [0.1%]
Development Bank of Mongolia
7.250%, 10/23/23		204	219
Export-Import Bank of India
3.375%, 08/05/26		284	308
Export-Import Bank of India, MTN
4.000%, 01/14/23		615	651
Ukreximbank Via Biz Finance
9.625%, 04/27/22		750	781
Total Export/Import Bank			1,959

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Finance Companies [0.4%]
Navient
6.500%, 06/15/22		600	$635
Navient
7.250%, 09/25/23		525	575
Navient
5.875%, 10/25/24		1,575	1,674
Navient
6.750%, 06/25/25		925	1,006
6.750%, 06/15/26		200	217
Navient
5.000%, 03/15/27		750	757
Navient, MTN
5.500%, 01/25/23		150	157
Navient, MTN
6.125%, 03/25/24		425	453
Quicken Loans
5.250%, 01/15/28(A)		3,400	3,629
Quicken Loans
3.625%, 03/01/29(A)		1,325	1,352
Quicken Loans
3.875%, 03/01/31(A)		1,925	1,997
United Shore Financial Services
5.500%, 11/15/25(A)		3,300	3,482
Total Finance Companies			15,934
Financial Services [1.3%]
Alliance Data Systems
4.750%, 12/15/24(A)		1,575	1,591
Alliance Data Systems
7.000%, 01/15/26(A)		1,575	1,666
Credit Acceptance
5.125%, 12/31/24(A)		735	764
Credit Acceptance
6.625%, 03/15/26		750	799
Encore Capital Group
5.375%, 02/15/26	GBP	470	656

Description	Face Amount (000)(1)		Value (000)
Encore Capital Group
4.250%, VAR Euribor 3 Month+4.250%, 01/15/28	EUR	800	$981
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	900	1,127
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	500	702
India Infoline Finance, MTN
5.875%, 04/20/23		7,700	7,392
MGIC Investment
5.250%, 08/15/28		500	535
Motion Finco Sarl
7.000%, 05/15/25	EUR	1,575	2,025
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		3,300	3,502
Nationstar Mortgage Holdings
5.500%, 08/15/28(A)		500	525
Nationstar Mortgage Holdings
5.125%, 12/15/30(A)		30	31
NT Rig Holdco Pte
12.000%, 12/20/21		2,596	2,583
Oilflow SPV 1 DAC
12.000%, 01/13/22		7,683	7,645
OneMain Finance
6.875%, 03/15/25		1,500	1,742
OneMain Finance
4.000%, 09/15/30		1,000	1,038
PennyMac Financial Services
5.375%, 10/15/25(A)		2,154	2,278
Radian Group
6.625%, 03/15/25		625	708
Radian Group
4.875%, 03/15/27		1,000	1,098
Russian Standard
13.000%cash/0.000% PIK, 10/27/22(C)		—	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Shriram Transport Finance, MTN
5.700%, 02/27/22	5,094	$5,170
Unifin Financiera
8.375%, 01/27/28	2,190	2,119
Unifin Financiera SOFOM ENR
7.250%, 09/27/23	1,500	1,447
Unifin Financiera SOFOM ENR
7.000%, 01/15/25	3,040	2,934
Total Financial Services		51,058
Food & Beverage [0.5%]
Aramark Services
5.000%, 04/01/25(A)	625	644
5.000%, 02/01/28(A)	2,850	3,003
Aramark Services
6.375%, 05/01/25(A)	125	133
B&G Foods
5.250%, 04/01/25	725	749
Kraft Heinz Foods
4.250%, 03/01/31(A)	1,175	1,310
Kraft Heinz Foods
5.200%, 07/15/45	200	238
Kraft Heinz Foods
4.375%, 06/01/46	4,400	4,761
Lamb Weston Holdings
4.625%, 11/01/24(A)	375	391
Lamb Weston Holdings
4.875%, 11/01/26(A)	1,025	1,071
4.875%, 05/15/28(A)	275	307
Post Holdings
5.000%, 08/15/26(A)	2,725	2,813
Post Holdings
5.750%, 03/01/27(A)	1,400	1,482
Post Holdings
5.625%, 01/15/28(A)	1,875	1,997
Post Holdings
5.500%, 12/15/29(A)	850	928

Description	Face Amount (000)(1)	Value (000)
Post Holdings
4.625%, 04/15/30(A)	325	$342
US Foods
5.875%, 06/15/24(A)	1,150	1,166
Total Food & Beverage		21,335
Food, Beverage & Tobacco [0.2%]
Ajecorp BV
6.500%, 05/14/22	2,712	2,708
CEDC Finance International
10.000%, 12/31/22(A)	7,230	5,296
Vector Group
6.125%, 02/01/25(A)	500	508
Vector Group
10.500%, 11/01/26(A)	125	135
Total Food, Beverage & Tobacco		8,647
Gaming [1.0%]
Affinity Gaming
6.875%, 12/15/27(A)	1,125	1,179
Bally's
6.750%, 06/01/27(A)	2,175	2,333
Boyd Gaming
8.625%, 06/01/25(A)	175	195
Boyd Gaming
6.375%, 04/01/26	1,525	1,584
Boyd Gaming
6.000%, 08/15/26	650	675
Boyd Gaming
4.750%, 12/01/27	1,350	1,402
Caesars Resort Collection
5.250%, 10/15/25(A)	1,325	1,339
CCM Merger
6.375%, 05/01/26(A)	225	236

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Colt Merger Sub
5.750%, 07/01/25(A)	475	$503
Colt Merger Sub
6.250%, 07/01/25(A)	3,825	4,074
Colt Merger Sub
8.125%, 07/01/27(A)	2,150	2,380
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	462
MGM Growth Properties Operating Partnership
4.625%, 06/15/25(A)	400	428
MGM Growth Properties Operating Partnership
4.500%, 09/01/26	875	941
MGM Growth Properties Operating Partnership
3.875%, 02/15/29(A)	250	256
MGM Resorts International
6.000%, 03/15/23	500	537
MGM Resorts International
6.750%, 05/01/25	1,075	1,163
MGM Resorts International
5.750%, 06/15/25	640	708
MGM Resorts International
4.625%, 09/01/26	192	203
MGM Resorts International
5.500%, 04/15/27	762	849
MGM Resorts International
4.750%, 10/15/28	775	831
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)	2,175	2,270
Stars Group Holdings BV
7.000%, 07/15/26(A)	4,750	4,999
Station Casinos
5.000%, 10/01/25(A)	2,575	2,605

Description	Face Amount (000)(1)	Value (000)
Station Casinos
4.500%, 02/15/28(A)	2,450	$2,468
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	200	193
VICI Properties
3.500%, 02/15/25(A)	75	77
VICI Properties
4.250%, 12/01/26(A)	900	934
VICI Properties
3.750%, 02/15/27(A)	100	102
VICI Properties
4.625%, 12/01/29(A)	1,800	1,926
VICI Properties
4.125%, 08/15/30(A)	275	290
Total Gaming		38,142
Gas-Distribution [0.0%]
China Oil & Gas Group
4.625%, 04/20/22	100	101
Health Insurance [0.3%]
Centene
4.750%, 01/15/25	3,200	3,284
Centene
5.375%, 06/01/26(A)	1,825	1,925
5.375%, 08/15/26(A)	2,650	2,799
Centene
4.250%, 12/15/27	1,075	1,139
Centene
4.625%, 12/15/29	500	555
Centene
3.375%, 02/15/30	250	263
Centene
3.000%, 10/15/30	1,950	2,067
Molina Healthcare
3.875%, 11/15/30(A)	325	349
Total Health Insurance		12,381

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Healthcare [1.6%]
Acadia Healthcare
5.625%, 02/15/23	1,550	$1,554
Acadia Healthcare
6.500%, 03/01/24	2,400	2,451
Acadia Healthcare
5.500%, 07/01/28(A)	875	940
Acadia Healthcare
5.000%, 04/15/29(A)	250	267
AdaptHealth
4.625%, 08/01/29(A)	450	462
Avantor Funding
4.625%, 07/15/28(A)	2,550	2,697
Charles River Laboratories International
5.500%, 04/01/26(A)	325	340
Charles River Laboratories International
4.250%, 05/01/28(A)	100	105
CHS
8.625%, 01/15/24(A)	1,400	1,460
CHS
6.625%, 02/15/25(A)	725	763
CHS
8.000%, 03/15/26(A)	400	431
CHS
5.625%, 03/15/27(A)	750	806
CHS
6.000%, 01/15/29(A)	250	270
Global Medical Response
6.500%, 10/01/25(A)	3,550	3,710
HCA
5.875%, 05/01/23	700	769
5.875%, 02/15/26	1,575	1,811
5.875%, 02/01/29	350	421

Description	Face Amount (000)(1)	Value (000)
HCA
5.375%, 02/01/25	1,975	$2,221
5.375%, 09/01/26	375	431
HCA
5.625%, 09/01/28	425	502
HCA
3.500%, 09/01/30	4,800	5,100
IQVIA
5.000%, 10/15/26(A)	1,475	1,541
5.000%, 05/15/27(A)	325	346
LifePoint Health
6.750%, 04/15/25(A)	1,250	1,342
LifePoint Health
4.375%, 02/15/27(A)	400	401
LifePoint Health
5.375%, 01/15/29(A)	2,270	2,265
MEDNAX
5.250%, 12/01/23(A)	650	658
MEDNAX
6.250%, 01/15/27(A)	1,125	1,207
MPH Acquisition Holdings
5.750%, 11/01/28(A)	3,875	3,808
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	2,350	2,585
Team Health Holdings
6.375%, 02/01/25(A)	2,525	2,171
Teleflex
4.875%, 06/01/26	675	703
Teleflex
4.625%, 11/15/27	125	134
Teleflex
4.250%, 06/01/28(A)	100	106
Tenet Healthcare
6.750%, 06/15/23	950	1,019
Tenet Healthcare
4.625%, 07/15/24	625	641

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Tenet Healthcare
5.125%, 05/01/25		1,025	$1,045
5.125%, 11/01/27(A)		2,575	2,726
Tenet Healthcare
7.000%, 08/01/25		1,350	1,396
Tenet Healthcare
4.875%, 01/01/26(A)		550	575
Tenet Healthcare
6.250%, 02/01/27(A)		1,800	1,908
Tenet Healthcare
6.125%, 10/01/28(A)		2,650	2,761
Vizient
6.250%, 05/15/27(A)		1,600	1,720
West Street Merger Sub
6.375%, 09/01/25(A)		3,575	3,664
Total Healthcare			62,233
Hotels and Motels [0.1%]
Marriott Ownership Resorts
4.750%, 01/15/28		2,845	2,888
Wyndham Destinations
6.625%, 07/31/26(A)		800	916
Total Hotels and Motels			3,804
Human Resources [0.0%]
House of Finance
4.375%, 07/15/26	EUR	230	280
Independent Energy [1.2%]
Antero Resources
5.625%, 06/01/23		1,325	1,298
Antero Resources
5.000%, 03/01/25		350	333
Antero Resources
8.375%, 07/15/26(A)		400	408
Apache
4.625%, 11/15/25		250	264
Apache
4.875%, 11/15/27		700	742

Description	Face Amount (000)(1)		Value (000)
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		725	$687
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		276	306
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		1,320	1,317
Berry Petroleum
7.000%, 02/15/26(A)		550	468
Callon Petroleum
6.125%, 10/01/24		1,155	664
Callon Petroleum
6.375%, 07/01/26		175	90
Carrizo Oil & Gas
6.250%, 04/15/23		575	365
Carrizo Oil & Gas
8.250%, 07/15/25		325	176
Centennial Resource Production
6.875%, 04/01/27(A)		750	538
Chesapeake Energy
7.000%, 10/01/24(C)		575	26
Chesapeake Energy
11.500%, 01/01/25(A) (C)		1,150	201
Continental Resources
4.375%, 01/15/28		650	667
Continental Resources
5.750%, 01/15/31(A)		1,475	1,637
CrownRock
5.625%, 10/15/25(A)		2,400	2,451
Double Eagle III Midco 1
7.750%, 12/15/25(A)		1,775	1,882
Endeavor Energy Resources
6.625%, 07/15/25(A)		975	1,043
Endeavor Energy Resources
5.750%, 01/30/28(A)		900	971

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
EQT Corp
7.875%, 02/01/25	1,950	$2,221
EQT Corp
8.750%, 02/01/30	775	949
Equities
5.000%, 01/15/29	300	316
Gulfport Energy
6.000%, 10/15/24(C)	300	201
Gulfport Energy
6.375%, 05/15/25(C)	675	452
6.375%, 01/15/26(C)	225	151
Jagged Peak Energy
5.875%, 05/01/26	750	776
Occidental Petroleum
2.900%, 08/15/24	875	842
Occidental Petroleum
3.500%, 06/15/25	1,600	1,546
Occidental Petroleum
8.000%, 07/15/25	750	854
Occidental Petroleum
5.875%, 09/01/25	2,550	2,716
Occidental Petroleum
3.200%, 08/15/26	1,275	1,192
Occidental Petroleum
8.875%, 07/15/30	1,525	1,790
Occidental Petroleum
6.625%, 09/01/30	1,050	1,140
Occidental Petroleum
6.450%, 09/15/36	3,395	3,555
Occidental Petroleum
4.300%, 08/15/39	1,575	1,332
Occidental Petroleum
4.100%, 02/15/47	425	347
Occidental Petroleum
4.400%, 08/15/49	750	632
Parsley Energy
5.375%, 01/15/25(A)	300	308
Parsley Energy
5.250%, 08/15/25(A)	275	286

Description	Face Amount (000)(1)	Value (000)
Parsley Energy
5.625%, 10/15/27(A)	175	$192
PDC Energy
6.125%, 09/15/24	925	951
PDC Energy
5.750%, 05/15/26	1,050	1,084
QEP Resources
5.250%, 05/01/23	925	973
QEP Resources
5.625%, 03/01/26	825	905
Range Resources
5.000%, 03/15/23	187	182
Range Resources
4.875%, 05/15/25	847	800
Range Resources
9.250%, 02/01/26	1,125	1,176
SM Energy
5.000%, 01/15/24	300	256
SM Energy
5.625%, 06/01/25	375	306
SM Energy
6.750%, 09/15/26	350	282
SM Energy
6.625%, 01/15/27	300	239
Southwestern Energy
7.750%, 10/01/27	375	405
Ultra Resources Inc
7.125%, 04/15/25(C)	400	—
WPX Energy
5.250%, 09/15/24	224	244
5.250%, 10/15/27	1,050	1,113
WPX Energy
4.500%, 01/15/30	600	636
Total Independent Energy		47,884
Industrial - Other [0.1%]
Booz Allen Hamilton
3.875%, 09/01/28(A)	300	309

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Cushman & Wakefield US Borrower
6.750%, 05/15/28(A)		725	$800
Vertical Holdco GmbH
7.625%, 07/15/28(A)		1,025	1,117
Total Industrial - Other			2,226
Insurance - P&C [0.9%]
Acrisure
8.125%, 02/15/24(A)		275	291
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		3,575	3,825
AmWINS Group
7.750%, 07/01/26(A)		3,550	3,812
Ardonagh Midco 2
11.500%, 01/15/27(A)		1,725	1,842
AssuredPartners
7.000%, 08/15/25(A)		2,325	2,406
AssuredPartners
5.625%, 01/15/29(A)		1,725	1,801
GTCR AP Finance
8.000%, 05/15/27(A)		1,900	2,063
HUB International
7.000%, 05/01/26(A)		9,075	9,491
NFP
7.000%, 05/15/25(A)		300	323
NFP
6.875%, 08/15/28(A)		5,575	5,952
USI
6.875%, 05/01/25(A)		4,275	4,382
Total Insurance - P&C			36,188
Internet Connectiv Svcs [0.1%]
United Group
4.875%, 07/01/24	EUR	1,050	1,309

Description	Face Amount (000)(1)		Value (000)
United Group BV
4.125%, VAR Euribor 3 Month+4.125%, 05/15/25	EUR	1,500	$1,832
United Group BV
3.250%, VAR Euribor 3 Month+3.250%, 02/15/26	EUR	400	476
Total Internet Connectiv Svcs			3,617
Internet Telephony [0.1%]
Cablevision Lightpath
3.875%, 09/15/27(A)		1,500	1,510
Cablevision Lightpath
5.625%, 09/15/28(A)		500	523
Total Internet Telephony			2,033
Leisure [0.2%]
Live Nation Entertainment
3.750%, 01/15/28(A)		1,500	1,516
SeaWorld Parks & Entertainment
9.500%, 08/01/25(A)		1,425	1,547
Six Flags Entertainment
5.500%, 04/15/27(A)		2,350	2,415
Six Flags Theme Parks
7.000%, 07/01/25(A)		200	216
Viking Cruises
6.250%, 05/15/25(A)		200	196
VOC Escrow
5.000%, 02/15/28(A)		475	471
Total Leisure			6,361
Lodging [0.1%]
Hilton Domestic Operating
5.125%, 05/01/26		1,900	1,962
Hilton Domestic Operating
5.750%, 05/01/28(A)		300	326

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Hilton Domestic Operating
3.750%, 05/01/29(A)		925	$964
Hilton Domestic Operating
4.875%, 01/15/30		375	410
Wyndham Hotels & Resorts
5.375%, 04/15/26(A)		375	388
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)		475	494
Total Lodging			4,544
Machinery [0.0%]
Manitowoc
9.000%, 04/01/26(A)		325	351
Machinery-General Indust [0.0%]
Sofima Holding SPA
3.750%, 01/15/28	EUR	400	495
Media Entertainment [1.7%]
AMC Networks
4.750%, 12/15/22		750	751
4.750%, 08/01/25		450	465
AMC Networks
5.000%, 04/01/24		2,950	2,998
Cumulus Media New Holdings
6.750%, 07/01/26(A)		823	842
Diamond Sports Group
5.375%, 08/15/26(A)		3,875	3,149
Diamond Sports Group
6.625%, 08/15/27(A)		1,625	983
Entercom Media
7.250%, 11/01/24(A)		1,250	1,247
Entercom Media
6.500%, 05/01/27(A)		2,375	2,413
Gray Television
5.875%, 07/15/26(A)		1,400	1,468

Description	Face Amount (000)(1)		Value (000)
Gray Television
7.000%, 05/15/27(A)		1,300	$1,423
Gray Television
4.750%, 10/15/30(A)		1,950	1,987
iHeartCommunications
6.375%, 05/01/26		444	475
iHeartCommunications
8.375%, 05/01/27		5,499	5,870
iHeartCommunications
5.250%, 08/15/27(A)		1,275	1,339
iHeartCommunications
4.750%, 01/15/28(A)		1,350	1,385
Lamar Media
3.750%, 02/15/28		450	463
Lamar Media
4.875%, 01/15/29		1,525	1,620
Lamar Media
4.000%, 02/15/30		225	233
Match Group
5.000%, 12/15/27(A)		1,225	1,302
Match Group
4.625%, 06/01/28(A)		550	576
Match Group
4.125%, 08/01/30(A)		1,275	1,326
Nexstar Broadcasting
5.625%, 07/15/27(A)		4,325	4,633
Nexstar Broadcasting
4.750%, 11/01/28(A)		3,525	3,688
Nielsen Finance
5.000%, 04/15/22(A)		1,361	1,365
Nielsen Finance
5.625%, 10/01/28(A)		825	896
Nielsen Finance
5.875%, 10/01/30(A)		925	1,046
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)		550	564
Outfront Media Capital
5.625%, 02/15/24		1,150	1,164

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Outfront Media Capital
4.625%, 03/15/30(A)		75	$77
Scripps Escrow
5.875%, 07/15/27(A)		1,750	1,828
Scripps Escrow II
3.875%, 01/15/29(A)		450	468
Scripps Escrow II
5.375%, 01/15/31(A)		375	391
Sinclair Television Group
5.875%, 03/15/26(A)		2,325	2,390
Sinclair Television Group
5.125%, 02/15/27(A)		2,625	2,681
Sinclair Television Group
5.500%, 03/01/30(A)		525	546
TEGNA
5.500%, 09/15/24(A)		42	42
TEGNA
4.750%, 03/15/26(A)		350	374
TEGNA
4.625%, 03/15/28(A)		900	920
TEGNA
5.000%, 09/15/29		4,250	4,490
Terrier Media Buyer
8.875%, 12/15/27(A)		5,225	5,761
Townsquare Media
6.875%, 02/01/26(A)		500	524
WMG Acquisition
3.875%, 07/15/30(A)		375	399
Total Media Entertainment			66,562
Medical Labs and Testing Srv [0.1%]
Auna SAA
6.500%, 11/20/25		3,000	3,181
Synlab Bondco
4.750%, VAR Euribor 3 Month+4.750%, 07/01/25	EUR	310	386
Total Medical Labs and Testing Srv			3,567

Description	Face Amount (000)(1)		Value (000)
Medical Products & Services [0.1%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	217	$264
AHP Health Partners
9.750%, 07/15/26(A)		2,150	2,373
Jubilant Pharma
4.875%, 10/06/21		533	537
Total Medical Products & Services			3,174
Medical-HMO [0.0%]
Molina Healthcare
4.375%, 06/15/28(A)		410	432
Metal-Copper [0.6%]
First Quantum Minerals
7.250%, 04/01/23		10,980	11,333
First Quantum Minerals
6.875%, 03/01/26		7,925	8,277
6.875%, 10/15/27		3,420	3,715
Total Metal-Copper			23,325
Metal-Iron [1.0%]
Cleveland-Cliffs
5.750%, 03/01/25		725	736
Cleveland-Cliffs
9.875%, 10/17/25(A)		1,200	1,411
Samarco Mineracao
4.125%, 11/01/22(C)		13,690	9,742
4.125%, 11/01/22(A) (C)		100	71
Samarco Mineracao
5.750%, 10/24/23(C)		23,152	16,627
Samarco Mineracao
5.375%, 09/26/24(C)		16,000	11,455
Total Metal-Iron			40,042

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Metals & Mining [1.0%]
Coeur Mining
5.875%, 06/01/24	1,725	$1,738
Freeport-McMoRan
5.000%, 09/01/27	475	503
Freeport-McMoRan
4.125%, 03/01/28	300	315
Freeport-McMoRan
4.375%, 08/01/28	625	664
Freeport-McMoRan
5.250%, 09/01/29	400	445
Freeport-McMoRan
4.625%, 08/01/30	2,100	2,305
Freeport-McMoRan
5.400%, 11/14/34	1,225	1,533
Hudbay Minerals
7.625%, 01/15/25(A)	1,375	1,428
Indonesia Asahan Aluminium Persero
5.710%, 11/15/23	576	637
Indonesia Asahan Aluminium Persero
5.450%, 05/15/30	251	303
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48	802	1,099
Indonesia Asahan Aluminium Persero
5.800%, 05/15/50	217	271
TiZir
9.500%, 07/19/22(A)	15	16
Vedanta Resources
8.250%, 06/07/21	15,084	15,084
Vedanta Resources
6.375%, 07/30/22	2,480	2,208
Vedanta Resources
6.125%, 08/09/24	1,500	1,076
Vedanta Resources Finance II
8.000%, 04/23/23	1,705	1,437

Description	Face Amount (000)(1)	Value (000)
Vedanta Resources Finance II
13.875%, 01/21/24	8,000	$8,452
13.875%, 01/21/24(A)	1,880	1,990
Total Metals & Mining		41,504
Midstream [1.6%]
AmeriGas Partners
5.500%, 05/20/25	375	415
AmeriGas Partners
5.875%, 08/20/26	1,175	1,322
AmeriGas Partners
5.750%, 05/20/27	925	1,053
Antero Midstream Partners
5.375%, 09/15/24	1,300	1,267
Antero Midstream Partners
7.875%, 05/15/26(A)	675	697
Antero Midstream Partners
5.750%, 03/01/27(A)	4,025	3,955
5.750%, 01/15/28(A)	1,800	1,728
Buckeye Partners
4.125%, 03/01/25(A)	600	607
Buckeye Partners
4.500%, 03/01/28(A)	725	747
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	700	815
Cheniere Corpus Christi Holdings
5.125%, 06/30/27	275	325
Cheniere Energy
4.625%, 10/15/28(A)	1,300	1,365
Cheniere Energy Partners
5.250%, 10/01/25	2,500	2,566
Cheniere Energy Partners
5.625%, 10/01/26	100	104

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Cheniere Energy Partners
4.500%, 10/01/29	1,300	$1,375
CNX Midstream Partners
6.500%, 03/15/26(A)	2,750	2,798
EQT Midstream Partners
4.750%, 07/15/23	725	762
EQT Midstream Partners
6.000%, 07/01/25(A)	675	739
EQT Midstream Partners
6.500%, 07/01/27(A)	1,450	1,633
6.500%, 07/15/48	925	962
EQT Midstream Partners
5.500%, 07/15/28	2,425	2,650
Hess Midstream Operations
5.625%, 02/15/26(A)	575	598
Hess Midstream Operations
5.125%, 06/15/28(A)	825	862
Holly Energy Partners
5.000%, 02/01/28(A)	1,550	1,562
NuStar Logistics
5.750%, 10/01/25	575	612
NuStar Logistics
6.000%, 06/01/26	800	865
NuStar Logistics
5.625%, 04/28/27	2,400	2,556
NuStar Logistics
6.375%, 10/01/30	825	935
Rattler Midstream
5.625%, 07/15/25(A)	1,350	1,426
Suburban Propane Partners
5.500%, 06/01/24	1,225	1,251
Suburban Propane Partners
5.750%, 03/01/25	850	867
Suburban Propane Partners
5.875%, 03/01/27	1,775	1,855

Description	Face Amount (000)(1)	Value (000)
Summit Midstream Holdings
5.500%, 08/15/22	1,200	$1,080
Summit Midstream Holdings
5.750%, 04/15/25	2,225	1,424
Sunoco
5.500%, 02/15/26	725	743
Targa Resources Partners
5.125%, 02/01/25	550	564
Targa Resources Partners
5.875%, 04/15/26	825	875
Targa Resources Partners
5.375%, 02/01/27	1,075	1,129
Targa Resources Partners
6.500%, 07/15/27	2,050	2,224
Targa Resources Partners
5.000%, 01/15/28	1,875	1,979
Targa Resources Partners
5.500%, 03/01/30	1,475	1,602
Targa Resources Partners
4.875%, 02/01/31(A)	875	953
TransMontaigne Partners
6.125%, 02/15/26	700	704
Western Midstream Operating
4.000%, 07/01/22	800	822
Western Midstream Operating
4.100%, 02/01/25	500	515
Western Midstream Operating
4.650%, 07/01/26	150	157
Western Midstream Operating
4.500%, 03/01/28	1,050	1,088
Western Midstream Operating
5.050%, 02/01/30	400	448
Western Midstream Operating
5.450%, 04/01/44	400	405

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Western Midstream Operating
5.300%, 03/01/48		2,475	$2,453
Western Midstream Operating
5.500%, 08/15/48		800	785
Western Midstream Operating
6.250%, 02/01/50		975	1,073
Total Midstream			62,297
Miscellaneous Manufacturing [0.2%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,379	1,322
Hilong Holding
7.250%, 06/22/20(C)		7,850	6,123
Total Miscellaneous Manufacturing			7,445
Motion Pictures and Services [0.0%]
Banijay Group SAS
6.500%, 03/01/26	EUR	512	627
None [0.1%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		1,325	1,414
Verisure Holding
3.875%, 07/15/26	EUR	1,100	1,374
Total None			2,788
Non-Ferrous Metals [0.1%]
Nacional del Cobre de Chile
4.250%, 07/17/42		401	471
Nacional del Cobre de Chile
5.625%, 10/18/43		782	1,080
Nacional del Cobre de Chile
4.875%, 11/04/44		1,101	1,409

Description	Face Amount (000)(1)		Value (000)
Nacional del Cobre de Chile
4.500%, 08/01/47		400	$493
Nacional del Cobre de Chile
4.375%, 02/05/49		575	704
Nacional del Cobre de Chile
3.150%, 01/15/51(A)		346	349
Total Non-Ferrous Metals			4,506
Office Automation and Equip [0.0%]
Xerox Holdings
5.000%, 08/15/25(A)		250	266
Oil Field Services [0.3%]
Archrock Partners
6.875%, 04/01/27(A)		2,075	2,233
Archrock Partners
6.250%, 04/01/28(A)		1,750	1,822
Nabors Industries
7.250%, 01/15/26(A)		1,300	911
Nabors Industries
7.500%, 01/15/28(A)		175	120
Precision Drilling
7.750%, 12/15/23		775	712
Precision Drilling
5.250%, 11/15/24		425	368
Precision Drilling
7.125%, 01/15/26(A)		200	174
SESI
7.125%, 12/15/21(C)		625	200
SESI
7.750%, 09/15/24(C)		1,375	440
Shelf Drilling Holdings
8.250%, 02/15/25(A)		850	391

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
USA Compression Partners
6.875%, 04/01/26	3,475	$3,631
6.875%, 09/01/27	1,475	1,575
Total Oil Field Services		12,577
Oil-Field Services [0.0%]
Oceaneering International
6.000%, 02/01/28	750	670
Packaging [1.2%]
ARD Finance
6.500%cash/7.250% PIK, 06/30/27(A)	4,300	4,590
Ardagh Packaging Finance
6.000%, 02/15/25(A)	1,550	1,606
Ardagh Packaging Finance
5.250%, 08/15/27(A)	3,125	3,281
Ball
2.875%, 08/15/30	2,200	2,194
Berry Global
5.125%, 07/15/23	1,589	1,609
Berry Global Escrow
4.875%, 07/15/26(A)	900	967
Berry Global Escrow
5.625%, 07/15/27(A)	525	564
Crown Americas
4.750%, 02/01/26	1,450	1,504
Crown Americas
4.250%, 09/30/26	75	83
Flex Acquisition
6.875%, 01/15/25(A)	4,475	4,542
Flex Acquisition
7.875%, 07/15/26(A)	3,975	4,174
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	1,325	1,351

Description	Face Amount (000)(1)	Value (000)
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)	3,800	$3,838
Owens-Brockway Glass Container
5.375%, 01/15/25(A)	975	1,051
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	1,875	2,076
Owens-Brockway Glass Container
6.625%, 05/13/27(A)	675	731
Reynolds Group Issuer
4.000%, 10/15/27(A)	2,800	2,870
Sealed Air
4.875%, 12/01/22(A)	1,125	1,180
Sealed Air
5.125%, 12/01/24(A)	425	463
Sealed Air
4.000%, 12/01/27(A)	1,150	1,228
Silgan Holdings
4.125%, 02/01/28	100	104
Trident TPI Holdings
9.250%, 08/01/24(A)	1,600	1,704
Trident TPI Holdings
6.625%, 11/01/25(A)	1,525	1,548
Trivium Packaging Finance BV
5.500%, 08/15/26(A)	700	740
Trivium Packaging Finance BV
8.500%, 08/15/27(A)	2,425	2,656
Total Packaging		46,654
Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)	1,850	2,005
Clearwater Paper
4.750%, 08/15/28(A)	1,000	1,035

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Graphic Packaging International
4.750%, 07/15/27(A)		300	$332
Graphic Packaging International
3.500%, 03/15/28(A)		600	622
3.500%, 03/01/29(A)		525	537
Total Paper			4,531
Paper & Related Products [0.3%]
Eldorado International Finance GmbH
8.625%, 06/16/21		6,666	6,741
Eldorado International. Finance GmbH
8.625%, 06/16/21(A)		1,000	1,011
Fabric BC
4.125%, VAR Euribor 3 Month+4.125%, 08/31/26	EUR	200	243
Suzano Austria GmbH
7.000%, 03/16/47		4,285	5,723
Total Paper & Related Products			13,718
Petroleum & Fuel Products [8.2%]
ADES International Holding
8.625%, 04/24/24		7,150	7,186
Brooge Petroleum and Gas Investment FZE
8.500%, 09/24/25(A)		2,500	2,377
Cia General de Combustibles
9.500%, 11/07/21		520	452
Constellation Oil
0.000%cash/10.000% PIK, 11/09/24		39,882	11,167
DCP Midstream Operating
5.125%, 05/15/29		1,000	1,109

Description	Face Amount (000)(1)		Value (000)
DNO
8.750%, 05/31/23(A)		9,300	$8,974
DNO
8.375%, 05/29/24(A)		7,605	7,282
Empresa Nacional del Petroleo
3.750%, 08/05/26		430	471
Empresa Nacional del Petroleo
4.500%, 09/14/47		776	863
Energy Transfer Operating
5.800%, 06/15/38		265	304
Frontera Energy
9.700%, 06/25/23		8,250	7,826
Geopark
6.500%, 09/21/24		2,830	2,943
Georgian Oil and Gas JSC
6.750%, 04/26/21		5,590	5,611
Hilcorp Energy I
5.750%, 10/01/25(A)		500	505
Hilcorp Energy I
6.250%, 11/01/28(A)		550	562
HKN Energy
11.000%, 03/06/24		20,700	20,390
Hunt Oil of Peru Sucursal Del Peru
6.375%, 06/01/28		3,935	4,370
KazMunayGas National JSC
5.375%, 04/24/30		789	975
KazMunayGas National JSC
3.500%, 04/14/33		279	305
KazMunayGas National JSC
6.375%, 10/24/48		686	989
Latina Offshore
8.875%, 10/15/22(A)		24,958	15,536
Leviathan Bond
5.750%, 06/30/23(A)		1,345	1,439

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Leviathan Bond
6.125%, 06/30/25(A)	2,810	$3,098
Leviathan Bond
6.500%, 06/30/27(A)	2,831	3,199
Leviathan Bond
6.750%, 06/30/30(A)	655	749
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	1,345	1,369
Medco Oak Tree Pte
7.375%, 05/14/26	2,100	2,263
Nabors Industries
9.000%, 02/01/25(A)	200	190
New Fortress Energy
6.750%, 09/15/25(A)	745	791
Nostrum Oil & Gas Finance
8.000%, 07/25/22(C)	9,833	2,360
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25(C)	25,009	6,002
NT Rig Holdco PTE
7.500%, 12/20/21(C)	25,338	5,052
Occidental Petroleum
5.500%, 12/01/25	600	626
Occidental Petroleum
6.125%, 01/01/31	305	326
Odebrecht Drilling Norbe VIII
7.350%cash/0.000% PIK, 12/01/26	7,831	2,016
Odebrecht Offshore Drilling Finance
7.720%cash/0.000% PIK, 12/01/26	3,582	492
Offshore Drilling Holding
8.375%, 10/19/20(C)	38,575	4,629
Oil and Gas Holding BSCC
7.625%, 11/07/24	421	473

Description	Face Amount (000)(1)	Value (000)
Oil and Gas Holding BSCC
8.375%, 11/07/28	577	$683
Oro Negro Drilling Pte
0.000%, (B) (C)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (C)	23,137	2,314
Pan American Energy
7.875%, 05/07/21	500	503
Parkland
5.875%, 07/15/27(A)	1,000	1,081
Pertamina Persero
6.000%, 05/03/42	216	278
Pertamina Persero, MTN
6.450%, 05/30/44	200	273
Pertamina Persero, MTN
6.500%, 11/07/48	373	526
Pertamina Persero, MTN
4.175%, 01/21/50	371	402
Peru LNG Srl
5.375%, 03/22/30	3,450	3,083
Petroamazonas EP
4.625%, 12/06/21	1,961	1,853
Petrobras Global Finance
6.875%, 01/20/40	9,080	11,398
Petrobras Global Finance
6.850%, 06/05/15	15,183	18,962
Petroleos de Venezuela
8.500%, 10/27/20(C)	10,470	2,879
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	339
Petroleos del Peru
5.625%, 06/19/47	468	574
Petroleos Mexicanos
6.875%, 10/16/25(A)	450	493
Petroleos Mexicanos
6.350%, 02/12/48	577	524

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Petroleos Mexicanos
7.690%, 01/23/50	2,293	$2,316
Petroleos Mexicanos
6.950%, 01/28/60	2,212	2,084
Petroleos Mexicanos, MTN
6.875%, 08/04/26	485	530
Petroleos Mexicanos, MTN
6.750%, 09/21/47	3,503	3,290
Petronas Capital, MTN
4.550%, 04/21/50	1,199	1,608
Petronas Capital, MTN
4.800%, 04/21/60	493	715
Puma International Financing
5.000%, 01/24/26	11,835	11,480
ShaMaran Petroleum
12.000%, 07/05/23(A)	19,620	14,911
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	424	550
Sinopec Group Overseas Development 2018
2.700%, 05/13/30	410	426
Sinopec Group Overseas Development 2018
3.350%, 05/13/50	238	251
Southern Gas Corridor CJSC
6.875%, 03/24/26	1,427	1,731
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	784	1,010
Tallgrass Energy Partners
7.500%, 10/01/25(A)	630	680
Transportadora de Gas del Sur
6.750%, 05/02/25	1,500	1,380

Description	Face Amount (000)(1)	Value (000)
Tullow Oil
7.000%, 03/01/25	23,000	$15,295
Tullow Oil Jersey
6.625%, 07/12/21	61,400	53,111
YPF
8.500%, 03/23/21	35,674	34,072
8.500%, 03/23/25	1,500	1,224
YPF
8.750%, 04/04/24	1,726	1,522
Total Petroleum & Fuel Products		329,622
Pharmaceuticals [0.7%]
Bausch Health
7.000%, 03/15/24(A)	425	437
Bausch Health
6.125%, 04/15/25(A)	3,875	3,994
Bausch Health
5.500%, 11/01/25(A)	900	933
Bausch Health
9.000%, 12/15/25(A)	550	607
Bausch Health
5.750%, 08/15/27(A)	275	295
Bausch Health
5.000%, 01/30/28(A)	950	979
5.000%, 02/15/29(A)	225	231
Bausch Health
6.250%, 02/15/29(A)	3,150	3,422
Bausch Health
7.250%, 05/30/29(A)	1,950	2,192
Bausch Health
5.250%, 01/30/30(A)	375	394
5.250%, 02/15/31(A)	225	235
Bausch Health Americas
9.250%, 04/01/26(A)	750	836
Bausch Health Americas
8.500%, 01/31/27(A)	3,150	3,504
Emergent BioSolutions
3.875%, 08/15/28(A)	250	259

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Endo Dac
9.500%, 07/31/27(A)	845	$943
Endo Dac
6.000%, 06/30/28(A)	1,787	1,519
Jaguar Holding II
4.625%, 06/15/25(A)	1,825	1,925
Jaguar Holding II
5.000%, 06/15/28(A)	600	640
Mallinckrodt International Finance
5.625%, 10/15/23(A) (C)	750	259
Mallinckrodt International Finance
5.500%, 04/15/25(A) (C)	2,575	888
Par Pharmaceutical
7.500%, 04/01/27(A)	2,225	2,414
Syneos Health
3.625%, 01/15/29(A)	1,525	1,529
Total Pharmaceuticals		28,435
Phys Therapy/Rehab Cntrs [0.1%]
Encompass Health
4.500%, 02/01/28	1,475	1,541
Encompass Health
4.750%, 02/01/30	1,500	1,607
Total Phys Therapy/Rehab Cntrs		3,148
Printing & Publishing [0.1%]
Cimpress
7.000%, 06/15/26(A)	2,056	2,162
Meredith
6.875%, 02/01/26	950	926
Total Printing & Publishing		3,088

Description	Face Amount (000)(1)	Value (000)
Property/Casualty Ins [0.0%]
Markel
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.662%, 12/01/69	500	$553
Real Estate Investment Trusts [0.1%]
Brookfield Property REIT
5.750%, 05/15/26(A)	1,030	1,015
Emirates Reit Sukuk
5.125%, 12/12/22	1,000	465
Iron Mountain
4.875%, 09/15/29(A)	750	791
New Residential Investment
6.250%, 10/15/25(A)	2,300	2,311
Total Real Estate Investment Trusts		4,582
Real Estate Oper/Develop [2.8%]
Alam Sutera Realty
6.000%cash/0.000% PIK, 05/02/24	20,006	15,717
Alam Sutera Realty
6.250%cash/0.000% PIK, 11/02/25	3,375	2,483
Arabian Centres Sukuk
5.375%, 11/26/24	5,670	5,771
CFLD Cayman Investment
8.600%, 04/08/24	8,835	7,660
China Evergrande Group
11.500%, 01/22/23	3,150	3,008
China Evergrande Group
9.500%, 03/29/24	3,530	3,098
China Evergrande Group
8.750%, 06/28/25	11,250	9,338

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Dar Al-Arkan Sukuk
6.750%, 02/15/25		5,600	$5,656
Fantasia Holdings Group
12.250%, 10/18/22		2,555	2,740
Fantasia Holdings Group
10.875%, 01/09/23		2,555	2,677
Fantasia Holdings Group
11.875%, 06/01/23		2,485	2,651
Haya Finance 2017
5.250%, 11/15/22	EUR	1,545	1,574
IRSA Propiedades Comerciales
8.750%, 03/23/23		890	807
Kaisa Group Holdings
8.500%, 06/30/22		4,811	4,931
Kaisa Group Holdings
11.500%, 01/30/23		3,630	3,811
Kaisa Group Holdings
10.875%, 07/23/23		1,570	1,644
Kaisa Group Holdings
9.375%, 06/30/24		6,235	6,060
Kaisa Group Holdings
11.250%, 04/16/25		2,685	2,758
Radiance Capital Investments
8.800%, 09/17/23		7,720	8,048
Redco Properties Group
11.000%, 08/06/22		5,215	5,411
Scenery Journey
12.000%, 10/24/23		8,475	7,935
Zhenro Properties Group
8.650%, 01/21/23		2,093	2,192
Zhenro Properties Group
9.150%, 05/06/23		2,615	2,792
Zhenro Properties Group
8.350%, 03/10/24		3,605	3,812
Total Real Estate Oper/Develop			112,574

Description	Face Amount (000)(1)		Value (000)
Regional Banks-Non US [0.0%]
Banco del Estado de Chile, MTN
3.875%, 02/08/22		412	$427
Resorts/Theme Parks [0.0%]
Cedar Fair
5.375%, 04/15/27		350	358
Restaurants [0.3%]
1011778 BC ULC
4.250%, 05/15/24(A)		207	211
1011778 BC ULC
4.375%, 01/15/28(A)		1,175	1,210
1011778 BC ULC
3.500%, 02/15/29(A)		400	400
1011778 BC ULC
4.000%, 10/15/30(A)		6,025	6,106
KFC Holding
5.250%, 06/01/26(A)		625	648
KFC Holding
4.750%, 06/01/27(A)		975	1,030
Yum! Brands
4.750%, 01/15/30(A)		925	1,014
Yum! Brands
3.625%, 03/15/31		825	834
Total Restaurants			11,453
Retail [0.4%]
Bed Bath & Beyond
4.915%, 08/01/34		515	458
Carvana
5.625%, 10/01/25(A)		2,345	2,407
eG Global Finance
6.250%, 10/30/25	EUR	1,200	1,505
Eurotorg Via Bonitron DAC
9.000%, 10/22/25(A)		1,765	1,893
FirstCash
4.625%, 09/01/28(A)		750	773

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Golden Nugget
6.750%, 10/15/24(A)	1,000	$993
Grupo Famsa
9.750%, 12/15/24(A) (C)	799	152
Guitar Center
8.500%, 01/15/26(A)	31	32
L Brands
6.625%, 10/01/30(A)	1,325	1,474
L Brands
6.950%, 03/01/33	456	473
L Brands
6.750%, 07/01/36	1,215	1,354
LBM Acquisition
6.250%, 01/15/29(A)	790	816
Michaels Stores
4.750%, 10/01/27(A)	985	1,010
Nordstrom
4.000%, 03/15/27	1,790	1,774
Nordstrom
4.375%, 04/01/30	525	517
QVC
5.450%, 08/15/34	1,825	1,898
Sonic Automotive
6.125%, 03/15/27	18	19
Total Retail		17,548
Retailers [0.1%]
Academy
6.000%, 11/15/27(A)	1,305	1,367
Hanesbrands
4.875%, 05/15/26(A)	250	271
Michaels Stores
8.000%, 07/15/27(A)	2,050	2,204
Party City Holdings
5.750%, VAR ICE LIBOR USD 6 Month+5.000%, 07/15/25(A)	528	475

Description	Face Amount (000)(1)	Value (000)
William Carter
5.500%, 05/15/25(A)	375	$398
William Carter
5.625%, 03/15/27(A)	125	132
Total Retailers		4,847
Security Brokers & Dealers [0.0%]
Societe Generale
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.514%, 05/18/69(A)	800	848
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)	4,275	941
Steel & Steel Works [0.7%]
CSN Islands XI
6.750%, 01/28/28	7,920	8,586
CSN Resources
7.625%, 04/17/26	3,110	3,347
Metinvest BV
8.500%, 04/23/26	8,628	9,728
Metinvest BV
7.650%, 10/01/27	1,030	1,130
Metinvest BV
7.750%, 10/17/29	5,850	6,427
Total Steel & Steel Works		29,218
Supermarkets [0.2%]
Albertsons
3.500%, 02/15/23(A)	300	308
3.500%, 03/15/29(A)	1,025	1,037
Albertsons
5.750%, 03/15/25	1,414	1,456
Albertsons
3.250%, 03/15/26(A)	625	634

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Albertsons
7.500%, 03/15/26(A)	1,075	$1,203
Albertsons
5.875%, 02/15/28(A)	950	1,034
Albertsons
4.875%, 02/15/30(A)	375	413
Total Supermarkets		6,085
Technology [1.5%]
Ams
7.000%, 07/31/25(A)	2,780	3,016
Banff Merger Sub
9.750%, 09/01/26(A)	850	918
Black Knight InfoServ
3.625%, 09/01/28(A)	700	717
BY Crown Parent
4.250%, 01/31/26(A)	800	820
Cars.com
6.375%, 11/01/28(A)	2,400	2,548
CDW
5.500%, 12/01/24	325	364
CDW
4.250%, 04/01/28	450	475
CDW
3.250%, 02/15/29	675	688
Dell International
7.125%, 06/15/24(A)	5,975	6,197
Diebold Nixdorf
9.375%, 07/15/25(A)	225	252
Dun & Bradstreet
6.875%, 08/15/26(A)	255	274
Dun & Bradstreet
10.250%, 02/15/27(A)	1,590	1,793
Fair Isaac
4.000%, 06/15/28(A)	150	158
Gartner
4.500%, 07/01/28(A)	625	659

Description	Face Amount (000)(1)	Value (000)
Gartner
3.750%, 10/01/30(A)	550	$580
Logan Merger Sub
5.500%, 09/01/27(A)	1,600	1,676
Microchip Technology
4.250%, 09/01/25(A)	750	793
NCR
8.125%, 04/15/25(A)	100	111
NCR
5.750%, 09/01/27(A)	300	319
NCR
5.000%, 10/01/28(A)	575	607
NCR
6.125%, 09/01/29(A)	1,350	1,495
NCR
5.250%, 10/01/30(A)	1,800	1,930
Nuance Communications
5.625%, 12/15/26	700	741
ON Semiconductor
3.875%, 09/01/28(A)	500	518
Open Text
3.875%, 02/15/28(A)	1,500	1,560
PTC
3.625%, 02/15/25(A)	550	565
PTC
4.000%, 02/15/28(A)	250	262
Qorvo
4.375%, 10/15/29	1,000	1,100
Qorvo
3.375%, 04/01/31(A)	975	1,007
Rackspace Technology Global
5.375%, 12/01/28(A)	950	995
Refinitiv US Holdings
6.250%, 05/15/26(A)	1,150	1,228
Refinitiv US Holdings
8.250%, 11/15/26(A)	2,875	3,137

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
RP Crown Parent
7.375%, 10/15/24(A)		1,850	$1,882
Science Applications International
4.875%, 04/01/28(A)		1,575	1,669
Seagate HDD Cayman
3.125%, 07/15/29(A)		1,300	1,300
Seagate HDD Cayman
3.375%, 07/15/31(A)		1,075	1,081
Sensata Technologies
5.000%, 10/01/25(A)		75	83
Sensata Technologies
4.375%, 02/15/30(A)		225	242
Sensata Technologies
3.750%, 02/15/31(A)		425	441
Sensata Technologies UK Financing
6.250%, 02/15/26(A)		725	754
SS&C Technologies
5.500%, 09/30/27(A)		3,100	3,311
Tempo Acquisition
6.750%, 06/01/25(A)		6,175	6,382
TTM Technologies
5.625%, 10/01/25(A)		1,200	1,229
Veritas US
7.500%, 09/01/25(A)		2,400	2,463
Total Technology			58,340
Telecommunication Equip [0.0%]
CommScope Technologies
5.000%, 03/15/27(A)		1,500	1,478
Telephones & Telecommunications [2.9%]
Altice France Holding
10.500%, 05/15/27(A)		2,000	2,245
C&W Senior Financing DAC
7.500%, 10/15/26(A)		900	957

Description	Face Amount (000)(1)		Value (000)
CenturyLink
7.500%, 04/01/24		1,700	$1,925
Consolidated Communications
6.500%, 10/01/28(A)		1,175	1,257
Digicel
6.750%, 03/01/23		1,875	1,454
Digicel Group 0.5
10.000%, 04/01/24		8,937	8,021
Digicel Group 0.5
8.000%, 04/01/25		2,290	1,202
Digicel International Finance
8.000%, 12/31/26		1,871	1,574
Frontier Communications
6.750%, 05/01/29(A)		500	535
Internap Holdings LLC
0.000%		61	1
Level 3 Financing
4.625%, 09/15/27(A)		1,975	2,063
Liquid Telecommunications Financing
8.500%, 07/13/22		4,880	4,999
Lorca Telecom Bondco SAU
4.000%, 09/18/27	EUR	390	501
Matterhorn Telecom
3.125%, 09/15/26	EUR	900	1,088
Maxcom Telecomunicaciones
8.000%, 10/25/24		4,950	990
Maxcom Telecomunicaciones
15.000%, 10/25/69(C)		2,002	20
Oi
8.000%cash/4.000% PIK, 07/27/25		57,428	61,106
PLT VII Finance Sarl
4.625%, 01/05/26	EUR	400	507

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Telecom Argentina
6.500%, 06/15/21		12,584	$12,207
Telecom Argentina
8.500%, 08/06/25		12,999	12,168
Viasat
5.625%, 09/15/25(A)		1,250	1,278
Viasat
6.500%, 07/15/28(A)		250	271
Vmed O2 UK Financing I
3.250%, 01/31/31	EUR	500	627
Total Telephones & Telecommunications			116,996
Textile-Products [0.1%]
Prime Bloom Holdings
6.950%, 07/05/22		16,500	3,135
Transportation Services [0.7%]
Carnival
11.500%, 04/01/23(A)		675	781
DP World Crescent, MTN
3.875%, 07/18/29		362	398
DP World Crescent, MTN
3.750%, 01/30/30		499	544
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/50		615	775
Global Liman Isletmeleri
8.125%, 11/14/21		10,814	8,449
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42		618	915
Royal Caribbean Cruises
10.875%, 06/01/23(A)		1,625	1,849
Stena International
6.125%, 02/01/25(A)		1,450	1,432

Description	Face Amount (000)(1)		Value (000)
Ukraine Railways via Shortline
9.875%, 09/15/21		10,008	$10,220
Watco
6.500%, 06/15/27(A)		1,225	1,326
Total Transportation Services			26,689
Utility - Electric [0.6%]
Calpine
5.250%, 06/01/26(A)		587	607
Calpine
4.500%, 02/15/28(A)		925	962
Calpine
5.125%, 03/15/28(A)		1,050	1,105
Calpine
4.625%, 02/01/29(A)		475	489
Calpine
5.000%, 02/01/31(A)		475	496
Calpine
3.750%, 03/01/31(A)		825	817
DPL
4.125%, 07/01/25(A)		250	270
Enviva Partners
6.500%, 01/15/26(A)		3,050	3,241
NRG Energy
7.250%, 05/15/26		800	844
NRG Energy
6.625%, 01/15/27		775	818
NRG Energy
5.750%, 01/15/28		1,950	2,130
NRG Energy
3.375%, 02/15/29(A)		550	563
NRG Energy
5.250%, 06/15/29(A)		600	660
NRG Energy
3.625%, 02/15/31(A)		575	592
Pattern Energy Operations
4.500%, 08/15/28(A)		600	633

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
TerraForm Power Operating
4.250%, 01/31/23(A)	925	$956
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	1,264
TerraForm Power Operating
4.750%, 01/15/30(A)	1,000	1,070
Vistra Operations
5.500%, 09/01/26(A)	1,800	1,876
Vistra Operations
5.625%, 02/15/27(A)	1,850	1,968
Vistra Operations
5.000%, 07/31/27(A)	725	768
Total Utility - Electric		22,129
Wireless Communications [0.5%]
Altice France
7.375%, 05/01/26(A)	3,625	3,816
Altice France
8.125%, 02/01/27(A)	2,225	2,453
Sprint
7.875%, 09/15/23	1,250	1,447
Sprint
7.125%, 06/15/24	100	117
Sprint
7.625%, 02/15/25	1,000	1,196
7.625%, 03/01/26	800	993
Sprint Capital
6.875%, 11/15/28	1,225	1,615
Sprint Communications
6.000%, 11/15/22	1,525	1,651
T-Mobile USA
6.000%, 03/01/23	1,200	1,201
6.000%, 04/15/24	550	557
T-Mobile USA
6.500%, 01/15/26	4,675	4,839

Description	Face Amount (000)(1)	Value (000)
T-Mobile USA
4.500%, 02/01/26	1,125	$1,150
T-Mobile USA
4.750%, 02/01/28	325	349
Total Wireless Communications		21,384
X-Ray Equipment [0.0%]
Varex Imaging
7.875%, 10/15/27(A)	125	133
Total Corporate Bonds
Cost ($2,252,963)		2,158,931
Loan Participations [17.7%]
Aerospace [0.0%]
Amwins 5/16 Cov-Lite Lien 1
1.902%, 10/06/23	983	966
MB Aerospace Term Loan
4.500%, VAR LIBOR+3.500%, 12/13/24	678	573
Total Aerospace		1,539
Aerospace and Defense [0.2%]
Ducommun Incorporated, Term B Loan, 1st Lien
4.145%, VAR LIBOR+4.000%, 11/21/25	2,035	1,989
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.250%, 01/15/25	850	856

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
TransDigm Inc., Tranche E Refinancing Term Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 05/30/25		611	$599
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 12/09/25		3,062	2,997
WP CPP Holdings, Term B Loan
4.750%, VAR LIBOR+3.750%, 04/30/25		1,299	1,211
Total Aerospace and Defense			7,652
Automobile [0.2%]
Adient US LLC, Initial Term Loan, 1st Lien
4.463%, VAR LIBOR+4.250%, 05/06/24		1,662	1,660
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/06/24		764	751
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
2.464%, VAR LIBOR+2.250%, 10/30/26		525	523
CWGS Group, LLC, Term Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 11/08/23		3,480	3,437

Description	Face Amount (000)(1)		Value (000)
PAI Holdco, Inc., Term B Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 10/28/27		1,000	$1,000
Total Automobile			7,371
Automotive [0.2%]
Abra Auto Body, Term Loan, 1st Lien
3.147%, 02/05/26		923	909
Autokiniton US Holdings (L&W) Incremental Term Loan B
5.897%, 05/22/25		858	845
Autokiniton US Holdings (L&W), Term Loan B
6.522%, VAR LIBOR+4.000%, 05/17/25		429	423
BCA Marketplace Term Loan B1
4.839%, 09/24/26	GBP	1,000	1,345
Dana Term Loan B
2.397%, 02/27/26		570	566
Power Solutions Term Loan B
3.750%, 04/30/26	EUR	2,900	3,527
TI Automotive, Term Loan B, 1st Lien
4.004%, 12/16/24		625	625
Total Automotive			8,240
Banking [0.1%]
Nexus Buyer LLC, Term Loan, 1st Lien
3.902%, VAR LIBOR+3.750%, 11/09/26		1,980	1,963

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Beverage, Food and Tobacco [0.1%]
Aramark Intermediate HoldCo Corporation, U.S. Term B-4 Loan, 1st Lien
1.895%, VAR LIBOR+1.750%, 01/15/27		662	$652
Froneri International Limited, Facility B1, 1st Lien
2.625%, VAR Euribor+2.625%, 01/29/27		2,000	2,408
Froneri International Limited, Facility B2, 1st Lien
2.397%, VAR LIBOR+2.250%, 01/29/27		321	317
Total Beverage, Food and Tobacco			3,377
Broadcast radio and television [0.0%]
NEP Europe Finco B.V. (EUR) Term Loan
3.500%, VAR Euribor+3.500%, 10/03/25	EUR	983	1,139
Broadcasting [0.1%]
IHeartcommunications, Inc., Term Loan
4.750%, 05/01/26		1,298	1,297
Quincy Newspapers Term Loan B
5.250%, VAR LIBOR+3.000%, 10/19/22		292	290
Sinclair Broadcasting Group Term Loan B-2
2.400%, 01/31/24		1,515	1,495
Total Broadcasting			3,082

Description	Face Amount (000)(1)		Value (000)
Broadcasting and Entertainment [1.0%]
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 01/31/26		2,143	$2,093
Banijay Entertainment S.A.S. , Facility B (USD), 1st Lien
3.903%, VAR LIBOR+3.750%, 03/01/25		1,282	1,263
Cablevision Lightpath LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 11/30/27		975	972
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.900%, VAR LIBOR+1.750%, 02/01/27		2,963	2,943
Cogeco Communications (USA) II LP, Term B Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 01/03/25		964	951
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
2.409%, VAR LIBOR+2.250%, 07/17/25		3,403	3,347
Diamond Sports Group, LLC, Term Loan, 1st Lien
3.400%, VAR LIBOR+3.250%, 08/24/26		1,975	1,740

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Dorna Sports, S.L., B2€ Term Loan Facility, 1st Lien
3.250%, VAR Euribor+3.250%, 05/03/24	EUR	1,000	$1,204
Gray Television, Inc., Term B-2 Loan, 1st Lien
2.405%, VAR LIBOR+2.250%, 02/07/24		950	941
Gray Television, Inc., Term C Loan, 1st Lien
2.655%, VAR LIBOR+2.500%, 01/02/26		1,588	1,575
NewCo I B.V., Facility AW1, 1st Lien
3.500%, VAR Euribor+3.500%, 01/31/29		750	917
Nexstar Broadcasting, Inc., Term B-3 Loan, 1st Lien
2.395%, VAR LIBOR+2.250%, 01/17/24		1,929	1,910
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
3.846%, VAR LIBOR+3.688%, 01/31/26		2,370	2,342
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 07/31/25		1,748	1,709
Stage Entertainment B.V., Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 06/02/26		1,000	1,074

Description	Face Amount (000)(1)		Value (000)
Technicolor S.A., Tranche 1 Loan, 1st Lien
3.000%, VAR Euribor+3.000%, 12/31/24		2,093	$2,159
Tele Columbus AG, Facility A2, 1st Lien
3.000%, VAR Euribor+3.000%, 10/15/24	EUR	1,248	1,503
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
2.159%, VAR LIBOR+2.000%, 04/30/28		1,075	1,060
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.397%, VAR LIBOR+4.250%, 12/17/26		1,664	1,664
UPC Broadband Holding B.V., Facility AW, 1st Lien
3.500%, VAR Euribor+3.500%, 01/31/29		750	917
Virgin Media Bristol LLC, N Facility, 1st Lien
2.659%, VAR LIBOR+2.500%, 01/31/28		3,591	3,555
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.659%, VAR LIBOR+2.500%, 04/30/28		4,250	4,219
Total Broadcasting and Entertainment			40,058

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Building and Development [0.0%]
Foncia Senior Facility B3
3.250%, VAR Euribor+3.250%, 07/28/23	EUR	1,482	$1,793
Buildings and Real Estate [0.2%]
Blackstone Mortgage Trust, Inc., 2019 New Term Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 04/23/26(B)		997	980
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/01/25		2,041	2,034
KREF Holdings X LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 09/01/27		450	453
Mannington Mills, Inc., Initial Loan, 1st Lien
4.254%, VAR LIBOR+4.000%, 08/06/26		1,308	1,290
Realogy Group LLC (fka Realogy Corporation), Extended 2023 Term Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 02/08/23		2,631	2,570
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.894%, VAR LIBOR+1.750%, 12/20/24		507	498
Total Buildings and Real Estate			7,825

Description	Face Amount (000)(1)		Value (000)
Business equipment and services [0.5%]
Civica Term Loan
4.811%, 10/10/24(E)	GBP	2,000	$2,651
Colour Bidco (NGA UK) Term Loan B
5.544%, VAR LIBOR+5.250%, 11/22/24	GBP	1,500	1,682
Exact Software Term Loan B
3.750%, 04/10/26	EUR	1,000	1,213
First Names Group Term Loan B (EUR)
3.750%, VAR Euribor+3.750%, 03/07/25	EUR	2,000	2,403
PlusServer Covenant-Lite Term Loan
3.750%, VAR Euribor+3.750%, 09/13/24	EUR	1,000	641
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	1,216
QA Term Loan
5.130%, VAR LIBOR+4.750%, 07/26/24	GBP	3,000	3,508
Trescal Term Loan B
3.250%, VAR Euribor+3.250%, 03/14/25	EUR	1,000	1,188
Universidad Europea Facility B
3.750%, 02/25/26	EUR	2,000	2,379
ZPG (aka Zoopla) Term Loan B
4.521%, 06/06/25	GBP	2,000	2,677
Total Business equipment and services			19,558

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Cable & satellite television [0.1%]
DeltaFiber (Gamma Infrastructure III B.V.) Term Loan B
3.500%, 01/09/25	EUR	2,595	$3,115
Cable/Wireless Video [0.1%]
Altice Financing Term Loan B (2017)
2.909%, VAR LIBOR+2.750%, 07/15/25		2,193	2,143
Cargo Transport [0.2%]
Boluda Towage, S.L., Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 07/30/26	EUR	1,000	1,215
Daseke Companies, Inc., Replacement Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 02/27/24		1,623	1,608
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
3.754%, VAR LIBOR+3.500%, 04/06/26		645	613
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
3.754%, VAR LIBOR+3.500%, 04/06/26		347	330
Silk Bidco AS, Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 02/24/25	EUR	2,500	2,656

Description	Face Amount (000)(1)		Value (000)
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 10/19/27		1,235	$1,233
Total Cargo Transport			7,655
Chemicals [0.4%]
Consolidated Energy Limited Term Loan B
2.645%, VAR LIBOR+2.500%, 05/07/25		1,849	1,764
Ferro Corp, Term Loan B-1
2.504%, VAR LIBOR+2.250%, 02/14/24		1,935	1,915
Gemini HDPE LLC Term Loan B
2.720%, VAR LIBOR+2.500%, 07/24/21		—	—
Ineos Group Holdings PLC Term Loan B
2.147%, VAR LIBOR+2.000%, 04/01/24		5,690	5,621
Messer Industries Term Loan B
2.754%, 03/02/26		3	3
Minerals Technologies Inc. Term Loan B (2017)
3.000%, VAR LIBOR+2.250%, 02/14/24		1,737	1,729
Momentive Performance Term Loan B
3.400%, 05/15/24		2,349	2,313
PQ Corporation Term Loan B
2.511%, VAR LIBOR+2.500%, 02/07/27		1,732	1,716

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Styrolution, Term Loan, 1st Lien
2.254%, 01/22/27		819	$812
Univar Solutions USA Inc., Term B-3 Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 07/01/24		1,058	1,053
Vantage Specialty Chemicals Term Loan B
4.500%, VAR LIBOR+3.500%, 10/28/24		616	584
Total Chemicals			17,510
Chemicals, Plastics and Rubber [0.5%]
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien
2.004%, VAR LIBOR+1.750%, 06/01/24		808	800
Colouroz Investment 1 GMBH, Initial Euro Term Loan, 1st Lien
5.000%, VAR Euribor+4.250%, 09/21/23		996	1,143
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 09/21/23		400	374
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 09/21/23		2,423	2,261

Description	Face Amount (000)(1)		Value (000)
Dealer Tire, LLC, Term B-1 Loan, 1st Lien
4.397%, VAR LIBOR+4.250%, 12/12/25		495	$490
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 08/12/25		998	1,002
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 08/28/26		1,969	1,956
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 08/28/26		1,000	1,212
LSF11 Skyscraper Holdco S.a r.l., Facility B1 (EUR), 1st Lien
4.500%, VAR Euribor+4.500%, 09/29/27		1,500	1,834
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.153%, VAR LIBOR+3.000%, 10/01/25		2,063	2,039
Nouryon Finance B.V., Initial Euro Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 10/01/25	EUR	944	1,147

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Novacap Facility B
3.500%, VAR Euribor+3.500%, 04/28/23	EUR	2,180	$2,620
Novacap Facility B3
3.500%, VAR Euribor+3.500%, 06/22/23	EUR	319	383
Specialty Chemicals International B.V., Facility B-1, 1st Lien
4.500%, VAR Euribor+4.500%, 03/15/27		1,500	1,838
Univar Solutions USA Inc., Term B-5 Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 07/01/26		990	979
Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
9.250%, VAR LIBOR+8.250%, 10/27/25		790	674
Total Chemicals, Plastics and Rubber			20,752
Communications Services [0.0%]
Red Ventures, Term Loan B, 1st Lien
4.250%, 11/08/24		620	615
Conglomerates [0.1%]
Socotec Term Loan (EUR)
3.750%, VAR Euribor+3.500%, 07/20/24	EUR	1,000	1,209
Socotec Term Loan (GBP)
4.641%, VAR LIBOR+4.250%, 07/20/24	GBP	1,000	1,340
Total Conglomerates			2,549

Description	Face Amount (000)(1)		Value (000)
Consumer Discretionary [0.1%]
Academy Ltd, Term Loan, 1st Lien
5.750%, 10/28/27		1,250	$1,244
Canada Goose, Term Loan, 1st Lien
5.000%, 10/01/27		935	934
Nord Anglia, Term Loan, 1st Lien
3.250%, 08/30/24		1,500	1,806
Total Consumer Discretionary			3,984
Consumer Durables [0.0%]
Justrite (Safety Products) Delay Draw
4.647%, 06/28/26		108	101
Justrite (Safety Products) Term Loan B
4.647%, 06/28/26		878	823
Total Consumer Durables			924
Consumer NonDurables [0.1%]
Coty Inc., Term A USD Loan, 1st Lien
1.902%, 04/05/23		1,209	1,140
Guadarrama Proyectors Educativos SL, Term Loan, 1st Lien
4.250%, 07/10/26		993	1,204
Playcore, Term Loan B
4.750%, VAR LIBOR+3.750%, 09/18/24		296	280
Total Consumer NonDurables			2,624
Containers and glass products [0.1%]
Faerch Plast Term Loan B1
3.500%, VAR Euribor+3.250%, 07/24/24	EUR	2,500	3,024

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Weener Plastics Group Term Loan B
3.750%, VAR Euribor+3.750%, 06/20/25	EUR	1,500	$1,821
Total Containers and glass products			4,845
Containers, Packaging and Glass [0.2%]
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 08/04/27		1,905	1,910
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp), Euro Term Loan, 1st Lien
4.750%, VAR Euribor+4.750%, 06/30/22		2,500	3,022
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/30/27		1,165	1,165
Pregis TopCo LLC, Initial Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 07/31/26		1,980	1,970
Total Containers, Packaging and Glass			8,067
Diversified Media [0.3%]
Deluxe Entertainment Services Group Inc.
0.000% (F)		19	—
Ew Scripps Cov-Lite
2.647%, 05/01/26		648	640

Description	Face Amount (000)(1)		Value (000)
Harland Clarke Holdings Term Loan B7
5.750%, VAR LIBOR+4.750%, 11/03/23		3,306	$2,913
Lions Gate Entertainment Term Loan A (2018)
1.897%, 03/22/23		915	899
Melita, Term Loan
3.750%, 07/30/26		1,000	1,211
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
2.900%, VAR LIBOR+2.750%, 05/18/25		5,795	5,322
Total Diversified Media			10,985
Diversified/Conglomerate Manufacturing [0.1%]
Dedalus Finance GmbH, Senior Facility B, 1st Lien
4.500%, VAR Euribor+4.500%, 05/04/27		2,500	3,054
Diversified/Conglomerate Service [0.8%]
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 01/29/27		2,198	2,190
APX Group, Inc., Initial Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 12/31/25		1,403	1,393

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Arches Buyer Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 12/06/27		850	$850
Asplundh Tree Expert, LLC, Initial Term Loan, 1st Lien
2.647%, VAR LIBOR+2.500%, 09/07/27		938	939
Boels Topholding B.V., Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 02/06/27		3,000	3,661
Buzz Finco L.L.C., Initial Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 01/29/27		744	740
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/24		1,349	1,342
Crestwood Holdings LLC, Term Loan, 1st Lien
7.660%, VAR LIBOR+7.500%, 03/06/23		1,583	1,187
DG Investment Intermediate Holdings 2, Inc., Initial Term Loan, 2nd Lien
7.500%, VAR LIBOR+6.750%, 02/02/26		75	72
Freshworld Holding IV GmbH, Facility B Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 10/02/26	EUR	1,000	1,219

Description	Face Amount (000)(1)		Value (000)
Guidehouse LLP, Initial Term Loan, 1st Lien
4.647%, VAR LIBOR+4.500%, 05/01/25		2,341	$2,337
Inspired Finco Holdings Limited, Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 05/28/26	EUR	1,000	1,206
Marnix SAS, Facility B (EUR), 1st Lien
3.250%, VAR Euribor+3.250%, 11/19/26	EUR	2,500	3,040
Packers Holdings, LLC, 2020 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/04/24		725	725
PI UK Holdco II Limited, Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 01/03/25	EUR	2,000	2,422
Quintiles IMS Incorporated (IQVIA), Term Loan B-3
2.004%, VAR LIBOR+1.750%, 06/11/25		1,433	1,421
Sector Alarm Holding AS, Facility B1, 1st Lien
3.000%, VAR Euribor+3.000%, 06/12/26		1,000	1,215
Syneos Health Inc, Term Loan B (2018)
1.897%, VAR LIBOR+1.750%, 08/01/24		707	700

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Tempo Acquisition, LLC, Extended Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 11/02/26		1,911	$1,895
TKC Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/01/23		447	438
TKC Holdings, Inc., Initial Term Loan, 2nd Lien
9.000%, VAR LIBOR+8.000%, 02/01/24		190	168
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 11/16/26		1,927	1,918
Verisure Holding AB (publ), Facility B1E, 1st Lien
2.750%, VAR Euribor+2.750%, 10/21/22		627	763
WEX Inc., Term B-3 Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 05/15/26		958	951
Total Diversified/Conglomerate Service			32,792
Drugs [0.2%]
Ethypharm Facility B1
5.542%, VAR LIBOR+4.750%, 07/21/23	GBP	1,000	1,351
HRA Term Loan
3.500%, VAR Euribor+3.500%, 07/31/24	EUR	2,000	2,246

Description	Face Amount (000)(1)		Value (000)
Unilabs Term Loan B2
3.000%, VAR Euribor+2.750%, 04/19/24	EUR	2,500	$3,015
Total Drugs			6,612
Ecological [0.1%]
Array Technologies, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 10/14/27		915	895
Sapphire Bidco B.V., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 05/05/25	EUR	2,000	2,384
Total Ecological			3,279
Electronics [1.3%]
Allegro MicroSystems, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 09/30/27		86	86
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Loan, 2nd Lien
8.397%, VAR LIBOR+8.250%, 10/01/26		505	470
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
4.397%, VAR LIBOR+4.250%, 10/01/25		2,305	2,250

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Barracuda Networks, Inc., 2020 Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/12/25		1,235	$1,232
Brave Parent Holdings, Inc., Initial Term Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 04/18/25		718	714
Cardtronics USA, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 06/29/27		697	695
ConvergeOne Holdings, Corp., Initial Term Loan
5.147%, VAR LIBOR+5.000%, 01/04/26		881	827
Cornerstone OnDemand, Inc., Term Loan, 1st Lien
4.394%, VAR LIBOR+4.250%, 04/22/27		1,895	1,902
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
2.750%, VAR LIBOR+2.000%, 09/19/25		5,991	5,992
Electronics for Imaging, Inc., Initial Term Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 07/23/26		990	842
Gigamon Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 12/27/24		1,838	1,815

Description	Face Amount (000)(1)		Value (000)
GoodRx, Inc., Initial Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 10/10/25		963	$955
ION Trading Technologies S.a r.l., Initial Euro Term Loan (2018), 1st Lien
4.250%, VAR Euribor+3.250%, 11/21/24	EUR	2,546	3,106
Ivanti Software, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 12/01/27		1,110	1,106
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 03/01/27		1,609	1,581
LogMeIn, Inc., Initial Term Loan, 1st Lien
4.903%, VAR LIBOR+4.750%, 08/31/27		2,775	2,763
MA Financeco., LLC, Euro Tranche B-1 Term Loan, 1st Lien
4.500%, VAR Euribor+4.500%, 06/05/25		1,988	2,436
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 06/21/24		203	200
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/25		2,043	2,028

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 09/13/24	1,764	$1,757
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 09/13/24	2,286	2,253
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 2nd Lien
7.647%, VAR LIBOR+7.500%, 09/15/25	145	146
Orion Advisor Solutions, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 09/24/27	1,791	1,795
Perforce Software, Inc., New Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 07/01/26	2,123	2,078
Rackspace Technology Global, Inc., Term B Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 11/03/23	1,641	1,638
Redstone HoldCo 2 LP, Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 09/01/27	1,140	1,143

Description	Face Amount (000)(1)	Value (000)
SCS Holdings I Inc. (Sirius Computer Solutions, Inc.), Tranche B Term Loan, 1st Lien
3.647%, VAR LIBOR+3.500%, 07/01/26	1,086	$1,080
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 06/21/24	1,370	1,349
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 04/16/25	468	461
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 04/16/25	354	349
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.726%, VAR LIBOR+3.500%, 03/05/27	1,706	1,689
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 12/22/27	735	726
Tech Data Corporation, Non-FILO Term Loan, 1st Lien
3.645%, VAR LIBOR+3.500%, 06/30/25	1,260	1,267
TIBCO Software Inc., Term B-3 Loan, 1st Lien
3.900%, VAR LIBOR+3.750%, 06/30/26	743	727

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ultimate Software Group Inc., The, 2020 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 05/04/26		1,267	$1,272
Ultimate Software Group Inc., The, Initial Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 05/04/26		844	842
Vero Parent, Inc. (Sahara Parent, Inc.), 2019 Incremental Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 08/16/24(G)		1,042	1,040
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 06/02/25		179	179
Total Electronics			52,791
Electronics/electric [0.1%]
Oberthur Technologies Facility B
3.750%, VAR Euribor+3.750%, 01/10/24	EUR	3,000	3,608
Energy [0.1%]
APR Operating LLC, Initial Term Loan, 2nd Lien
7.234%, VAR LIBOR+7.000%, 05/17/24		735	7
Eagleclaw (BCP Raptor) Term Loan B
5.250%, VAR LIBOR+4.250%, 06/24/24		979	894

Description	Face Amount (000)(1)		Value (000)
Invenergy Thermal Operating I LLC, Term Loan B
3.147%, VAR LIBOR+3.000%, 08/28/25		918	$919
Keane Group Holdings, LLC, Term Loan
4.500%, VAR LIBOR+3.500%, 05/25/25		1,138	1,092
Osum Production Corp. Extended Term Loan
8.500%, 07/31/22		419	398
Stetson Midsteam (GIP) Term Loan B
4.396%, VAR LIBOR+4.250%, 07/23/25		619	554
Total Energy			3,864
Finance (including structured products) [1.0%]
AI Convoy (Luxembourg) S.a r.l., Facility B (USD), 1st Lien
4.500%, VAR LIBOR+3.500%, 01/18/27		1,276	1,274
AI Sirona (Luxembourg) Acquisition S.a r.l., Facility B (EUR), 1st Lien
4.000%, VAR Euribor+4.000%, 09/29/25	EUR	2,000	2,434
Alchemy Copyrights, LLC, 2020 Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 08/16/27		1,910	1,915
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 10/06/27		1,165	1,162

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Citadel Securities LP, 2020 Repriced Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 02/27/26		1,405	$1,404
Clay Holdco B.V., Facility B, 1st Lien
4.500%, VAR Euribor+4.500%, 10/30/26		1,000	1,221
Everest Bidco SAS, Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 07/04/25	EUR	1,000	1,183
IFCO Management GmbH, Facility B1A, 1st Lien
3.500%, VAR Euribor+3.500%, 05/29/26		2,500	3,042
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
3.233%, VAR LIBOR+3.000%, 01/31/25		1,790	1,785
Kestra Advisor Services Holdings A, Inc., Initial Term Loan, 1st Lien
4.400%, VAR LIBOR+4.250%, 06/03/26		469	457
LCPR Loan Financing LLC, Initial Term Loan, 1st Lien
5.159%, VAR LIBOR+5.000%, 10/15/26		2,805	2,813
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 03/24/25		2,238	2,202

Description	Face Amount (000)(1)		Value (000)
Marcel LUX IV S.a.r.l., Original Facility, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/31/27		1,400	$1,400
Nets Holdco 4 ApS, Facility B2, 1st Lien
3.750%, VAR Euribor+3.750%, 02/06/25	EUR	2,000	2,440
Peer Holding III B.V., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 03/07/25	EUR	1,000	1,204
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 10/01/25		5,197	5,186
RPI Intermediate Finance Trust, Term B-1 Term Facility, 1st Lien
1.897%, VAR LIBOR+1.750%, 02/11/27		906	905
Starwood Property Mortgage, L.L.C., Term B-2 Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 07/26/26		500	500
Summer (BC) Bidco B LLC, Facility B (EUR), 1st Lien
4.750%, VAR Euribor+4.750%, 12/04/26		1,000	1,217
Techem Verwaltungsgesellschaft 675 mbH, Facility B4, 1st Lien
2.625%, VAR Euribor+2.625%, 07/15/25		1,479	1,786

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Titan Acquisitionco New Zealand Limited, 2020 Refinancing Term Loan, 1st Lien
4.254%, VAR LIBOR+4.000%, 05/01/26		355	$349
Valkyr Purchaser, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 11/05/27		1,000	987
VFH Parent LLC, Initial Term Loan, 1st Lien
3.153%, VAR LIBOR+3.000%, 03/01/26		2,102	2,096
Total Finance (including structured products)			38,962
Financial [0.5%]
Altisource Term Loan B (2018)
5.000%, 03/29/24(E)		537	438
Ameos Cov-Lite Lien1
3.500%, 06/14/24	EUR	1,000	1,198
Apollo Commercial Real Estate Term Loan B
2.902%, 05/07/26		1,202	1,154
Broadstreet Partners, Term Loan, 1st Lien
3.397%, 01/27/27		990	972
Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien
10.250%, VAR Prime Rate by Country+7.000%, 06/30/22		494	151
Dlg Acquisitions Limited
3.500%, 05/15/26	EUR	1,000	1,208

Description	Face Amount (000)(1)		Value (000)
Drw Lien 1
4.397%, 11/26/26		1,774	$1,752
EVO Payments International, Term B Loan
3.400%, VAR LIBOR+3.250%, 12/22/23		1,319	1,317
First Eagle Holdings, Inc., Refinancing Term Loan
2.754%, 02/01/27		831	822
Franklin Square Holdings, L.P. Term Loan
2.438%, 07/25/25		474	470
Infinitas Learn Cov-Lite Lien1
4.250%, 05/03/24(G)	EUR	2,938	3,549
iStar Financial Inc. Term Loan B
2.903%, VAR LIBOR+2.750%, 07/01/22		2,543	2,537
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(F)	JPY	250,000	1,767
Stalk Goup, Term Loan, 1st Lien
3.750%, 07/30/26		1,000	1,211
Taurus Midco Ltd., Term Loan, 1st Lien
3.500%, 09/29/24		645	775
3.500%, 09/29/24		165	198
3.500%, 09/29/24		385	463
3.500%, 09/29/24		305	367
Victory Capital, Term Loan
2.734%, 07/01/26		1,064	1,059
Total Financial			21,408

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Financial Intermediaries [0.0%]
Optimal Payments aka Paysafe Term Loan 2nd Lien
7.000%, VAR Euribor+7.000%, 11/15/22	EUR	1,000	$1,212
Financials [0.1%]
Russell Investment, Term Loan, 1st Lien
4.000%, 06/02/25		2,517	2,506
Vistra, Term Loan
3.750%, 10/27/25		953	1,160
Total Financials			3,666
Food and Drug [0.0%]
United Natural Foods Term Loan B
4.397%, VAR LIBOR+4.250%, 10/22/25		1,041	1,034
Food service [0.1%]
Solina Term Loan B
3.500%, 12/16/22(E)	EUR	1,980	2,396
WSH Term Loan
5.079%, 02/27/26	GBP	1,000	1,283
WSH Term Loan 2nd Lien
8.829%, 03/01/27	GBP	1,000	1,272
Total Food service			4,951
Food/Tobacco [0.1%]
CHG PPC Parent (CH Guenther) Term Loan B
2.896%, VAR LIBOR+2.750%, 03/21/25		517	508
JBS USA LLC Term Loan B (2019)
2.147%, 05/01/26		748	741

Description	Face Amount (000)(1)		Value (000)
Panera Bread Term Loan A
2.438%, VAR LIBOR+1.750%, 07/18/22		2,035	$1,933
Total Food/Tobacco			3,182
Gaming/Leisure [0.0%]
Global Cash Access Term Loan B (2017)
3.750%, VAR LIBOR+3.000%, 05/09/24		627	619
Golden Entertainment Inc. Term Loan B
3.750%, VAR LIBOR+3.000%, 08/15/24		449	437
Playa Resorts Holding Term Loan B (2017)
3.750%, VAR LIBOR+2.750%, 04/05/24		2	2
Total Gaming/Leisure			1,058
Healthcare [1.2%]
Ardent Health Partners (AHP), Term Loan B
5.500%, VAR LIBOR+4.500%, 06/16/25		2,745	2,752
Avantor, Inc, Term Loan, 1st Lien
3.500%, 10/29/27		1,050	1,051
Cerba Facility B
3.000%, VAR Euribor+3.000%, 03/21/24	EUR	1,000	1,200
Cerba Term Loan B
3.500%, VAR Euribor+3.500%, 04/22/24	EUR	1,000	1,212

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, VAR Euribor+3.250%, 05/24/24	EUR	1,500	$1,808
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor+8.000%, 05/24/24	EUR	1,500	1,786
Elivie Term Loan B
4.000%, VAR Euribor+4.000%, 10/16/25	EUR	1,000	1,216
Envision Healthcare Corporation, Term Loan
0.000%, 10/10/25(F)		798	621
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	2,422
Greatbatch Ltd, Term Loan B
3.500%, 10/27/22		1,927	1,923
Hca B13 Lien 1
1.897%, 03/18/26		2,675	2,672
Homevi Inc., Term Loan, 1st Lien
0.000%, 10/31/26(F)		1,000	1,217
Indivior Finance S.Ã r.l. Term Loan
5.500%, VAR LIBOR+4.500%, 12/19/22(B)		1,464	1,427
Invent Farma, Term Loan, 1st Lien
0.000%, 10/29/27(F)		1,000	1,218
IVC Acquisition LTD, Term Loan, 1st Lien
4.551%, 02/13/26		1,000	1,347

Description	Face Amount (000)(1)		Value (000)
Kindred Healthcare Inc., Term B Loan
5.188%, VAR LIBOR+5.000%, 06/23/25		1,741	$1,737
Lannett Company, Inc Term Loan B
6.375%, 11/25/22		1,448	1,418
Owens & Minor Distribution, Term Loan B
4.655%, 04/30/25(E)		2,825	2,813
Prophylaxis B.V., Term Loan
0.500%, 06/30/25		221	221
Prophylaxis, Term Loan
4.500%, 06/30/25		590	720
Quintiles IMS Incorporated (IQVIA) Term Loan B-2
1.897%, 01/17/25(E)		855	849
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/26		1,238	1,241
Syneos Health Inc Term Loan A-2
1.648%, 03/25/24		4,746	4,669
Synlab Term Loan B
3.750%, 06/19/26	EUR	2,000	2,434
Theramex, Term Loan, 1st Lien
4.000%, 01/31/25		1,000	1,143
Universal Hospital, Incremental Term Loan, 1st Lien
3.750%, 01/04/26(E)		1,660	1,652
Vizient Cov-Lite, Term Loan A, Lien 1
1.646%, 05/06/24		2,886	2,864

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Vizient Cov-Lite, Term Loan B, Lien 1
2.147%, 05/06/26		167	$166
Total Healthcare			45,799
Healthcare, Education and Childcare [1.0%]
Aenova Holding GmbH, Facility B, 1st Lien
5.000%, VAR Euribor+5.000%, 03/06/25		1,500	1,840
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
3.688%, VAR LIBOR+3.500%, 05/04/25		2,409	2,343
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, VAR Euribor+4.000%, 02/27/26	EUR	3,000	3,558
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.148%, VAR LIBOR+3.000%, 06/02/25		1,830	1,822
CAB, Additional Facility 9, 1st Lien
4.750%, VAR Euribor+4.750%, 04/25/26		1,000	1,222
CAB, Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 04/24/26	EUR	1,500	1,823
Cidron Ollopa Holding B.V., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 04/16/25	EUR	2,437	2,954

Description	Face Amount (000)(1)		Value (000)
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/08/27		1,160	$1,158
Elsan SAS (fka Vedici Investissements), Facility B3, 1st Lien
3.000%, VAR Euribor+3.000%, 10/30/24	EUR	2,000	2,439
Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 04/29/24		672	660
Financiere Mendel, Facility B, 1st Lien
4.500%, VAR Euribor+4.500%, 04/13/26	EUR	2,000	2,450
Gentiva Health Services, Inc., Term B Loan, 1st Lien
3.438%, VAR LIBOR+3.250%, 07/02/25		1,128	1,120
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.102%, VAR LIBOR+2.000%, 11/15/27		1,980	1,961
HCA Inc., Tranche B-12 Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 03/13/25		1,782	1,780
Loire UK Midco 3 Limited, Facility B (EUR), 1st Lien
3.250%, VAR Euribor+3.250%, 04/21/27		2,500	3,016

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Milano Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/27	1,675	$1,672
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/26	1,500	1,814
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
4.551%, VAR LIBOR+4.500%, 08/21/26	1,000	1,339
Ortho-Clinical Diagnostics, Inc., 2020 Incremental Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 06/30/25	1,985	2,385
Select Medical Corporation, Tranche B Term Loan, 1st Lien
2.530%, VAR LIBOR+2.250%, 03/06/25	916	907
St. George's University Scholastic Services LLC, Term Loan, 1st Lien
3.400%, VAR LIBOR+3.250%, 07/17/25	471	464
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/24	944	838
Total Healthcare, Education and Childcare		39,565

Description	Face Amount (000)(1)	Value (000)
Home and Office Furnishings, Housewares and Durable Consumer Products [0.1%]
ACProducts, Inc., Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 08/18/25	994	$1,019
Pactiv Evergreen Inc., Tranche B-1 U.S. Term Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 02/05/23	549	546
Pactiv Evergreen Inc., Tranche B-2 U.S. Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 02/05/26	1,900	1,883
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 10/30/27	1,015	1,016
Total Home and Office Furnishings, Housewares and Durable Consumer Products		4,464
Hotels, Motels, Inns and Gaming [0.6%]
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan, 1st Lien
6.750%, VAR LIBOR+6.000%, 02/02/26	579	576
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 12/23/24	4,570	4,478

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
CityCenter Holdings, LLC, Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/18/24		1,481	$1,458
Compass III Limited, Incremental Facility, 1st Lien
4.250%, VAR Euribor+4.250%, 05/09/25	EUR	2,000	2,373
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.898%, VAR LIBOR+1.750%, 06/22/26		1,362	1,345
IGT Holding IV AB, Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 07/29/24	EUR	2,000	2,428
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 08/29/25		773	755
PCI Gaming Authority, Term B Facility Loan, 1st Lien
2.647%, VAR LIBOR+2.500%, 05/29/26		703	694
Penn National Gaming, Inc., Term B-1 Facility Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 10/15/25		2,448	2,413
Playtika Holding Corp., Term B Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 12/10/24		2,196	2,206

Description	Face Amount (000)(1)		Value (000)
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.897%, VAR LIBOR+2.750%, 08/14/24		1,832	$1,786
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
2.500%, VAR LIBOR+2.250%, 02/08/27		1,446	1,422
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.000%, VAR LIBOR+8.000%, 02/28/25		952	937
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.254%, VAR LIBOR+5.000%, 05/29/26		711	480
Total Hotels, Motels, Inns and Gaming			23,351
Housing [0.2%]
Beacon Roofing Supply, Inc. Term Loan B
2.397%, 01/02/25(E)		741	735
DTZ Cushman & Wakefield
2.897%, 08/21/25		2,187	2,144
GGP (Brookfield Residential Property) Term Loan A2
3.147%, 08/28/23		1,700	1,611

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
GGP (Brookfield Residential Property) Term Loan B
2.647%, VAR LIBOR+2.500%, 08/27/25		4,569	$4,304
Total Housing			8,794
Industrial equipment [0.0%]
Ahlsell, Term Loan, 1st Lien
4.000%, 02/16/26		1,000	1,223
Industrials [0.0%]
Pacific Architects Inc, Term Loan, 1st Lien
5.250%, 10/14/27		1,400	1,402
Information Technology [0.3%]
Brooks Automation, Term Loan B, 1st Lien
2.740%, 10/04/24(E)		1,000	985
EIG Investors Corp (Endurance) Term Loan B (2018)
4.750%, VAR LIBOR+3.750%, 02/09/23		2,524	2,521
Go Daddy, Term Loan B, 1st Lien
2.647%, 08/10/27		—	—
Informatica, Term Loan, 1st Lien
3.250%, 02/14/27		995	1,204
Ion Corporate Lien1
4.250%, 10/02/25	EUR	1,990	2,434
MaxLinear Term Loan A, 1st Lien
4.397%, 04/05/23		902	897
McAfee Term B USD Loans
3.898%, VAR LIBOR+3.750%, 09/30/24		1,087	1,087

Description	Face Amount (000)(1)		Value (000)
Mks Instruments B6
1.897%, 02/26/26		215	$213
Ultra Clean Holdings Term Loan B
4.647%, 08/27/25		1,287	1,274
Total Information Technology			10,615
Insurance [0.2%]
Asurion, LLC (fka Asurion Corporation), New B-8 Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 12/23/26		1,400	1,384
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan, 1st Lien
3.147%, VAR LIBOR+3.000%, 11/03/23		2,523	2,497
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
6.647%, VAR LIBOR+6.500%, 08/04/25		3,429	3,451
Total Insurance			7,332
Land Transportation [0.0%]
Transplace Holdings. Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 09/29/24		582	578
Leisure goods/activities/movies [0.2%]
GVC Term Loan B
2.500%, 03/29/24	EUR	1,000	1,217
Premier Lotteries Cov-Lite Term Loan B
3.000%, 06/26/24(E)	EUR	2,431	2,852

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Stiga Facility B
4.250%, 08/30/24	EUR	3,084	$3,480
Total Leisure goods/activities/movies			7,549
Leisure, Amusement, Motion Pictures, Entertainment [0.2%]
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, VAR LIBOR+2.500%, 02/01/24		1,980	1,956
Homair Vacances, Facility B1, 1st Lien
5.005%, VAR LIBOR+4.750%, 07/19/24		1,500	1,704
Piolin II S.a.r.l., Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 09/16/26	EUR	2,000	2,249
Total Leisure, Amusement, Motion Pictures, Entertainment			5,909
Lodgings & casinos [0.1%]
The Stars Group (fka Amaya) Euro Term Loan
3.750%, VAR Euribor+3.750%, 07/10/25	EUR	1,193	1,460
Vacalians Term Loan B
4.000%, VAR Euribor+4.000%, 10/30/25	EUR	1,000	1,044
Total Lodgings & casinos			2,504

Description	Face Amount (000)(1)		Value (000)
Machinery [0.0%]
Graftech International Ltd., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 02/12/25		1,466	$1,463
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.1%]
Advanced Drainage Systems, Inc., Initial Term Loan, 1st Lien
2.438%, VAR LIBOR+2.250%, 07/31/26		630	629
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/08/27		690	689
Dynacast International LLC, Term B-2 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 01/28/22		433	409
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 04/01/24		1,207	1,203
MHI Holdings, LLC, Initial Term Loan, 1st Lien
5.147%, VAR LIBOR+5.000%, 09/21/26		1,973	1,963

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Navistar, Inc., Tranche B Term Loan, 1st Lien
3.660%, VAR LIBOR+3.500%, 11/06/24		812	$810
Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			5,703
Manufacturing [0.2%]
Alpha Bidco, Term Loan, 1st Lien
3.750%, 07/30/25		3,000	3,599
Delachaux, Term Loan, 1st Lien
3.750%, 04/16/26		3,000	3,639
Lumileds (Bright Bidco) Term Loan B (2018)
4.500%, VAR LIBOR+3.500%, 06/30/24		1,224	698
MTS System, Term Loan B, 1st Lien
4.000%, 07/05/23		1,762	1,758
Total Manufacturing			9,694
Materials [0.2%]
Anchor Packaging, LLC, Initial Term Loan, 1st Lien
4.147%, 07/18/26(B)		893	891
Aruba Investments, Term Loan, 1st Lien
4.000%, 10/28/27		1,000	1,217
4.750%, 10/28/27(E)		835	834
Ineos Group Holdings Ltd, Term Loan, 1st Lien
3.500%, 10/23/27		1,000	1,221
Kersia, Term Loan, 1st Lien
0.000%, 11/25/27(F)		1,000	1,222

Description	Face Amount (000)(1)		Value (000)
Xella Cov-Lite
4.000%, 10/12/26	EUR	2,889	$3,495
Total Materials			8,880
Metals/Minerals [0.1%]
Atkore International, Inc. Term Loan (2016)
3.750%, VAR LIBOR+2.750%, 12/22/23		2,369	2,374
Consol Energy Inc. Term Loan B
4.650%, 10/31/22(E)		1,367	1,128
Total Metals/Minerals			3,502
Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 11/01/22		5,000	2,600
Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
16.500%, VAR Euribor+16.500%, 07/14/20	EUR	407	—
Oxbow Carbon LLC, Tranche B Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 10/17/25		1,234	1,231
Total Mining, Steel, Iron and Nonprecious Metals			1,231
Oil & gas [0.0%]
ChampionX Holding Inc., Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 06/03/27		1,531	1,554

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oil and Gas [0.1%]
Ascent Resources Utica Holdings, LLC, Term Loan, 2nd Lien
10.000%, VAR LIBOR+9.000%, 11/01/25	574	$622
BCP Raptor II, LLC, Initial Term Loan, 1st Lien
4.897%, VAR LIBOR+4.750%, 11/03/25	330	296
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
8.000%, VAR LIBOR+5.000%, 09/03/25	424	424
Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 05/22/26	1,024	998
Total Oil and Gas		2,340
Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
ABG Intermediate Holdings 2 LLC, Amendment No. 5 Incremental Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 09/27/24	1,162	1,162
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 09/27/24	1,637	1,623

Description	Face Amount (000)(1)	Value (000)
Coty Inc., Term B USD Loan, 1st Lien
2.402%, VAR LIBOR+2.250%, 04/07/25	616	$579
Total Personal and Non-Durable Consumer Products (Manufacturing Only)		3,364
Personal Transportation [0.1%]
American Airlines, Inc., 2017 Class B Term Loans, 1st Lien
2.148%, VAR LIBOR+2.000%, 04/28/23	1,824	1,639
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/27	2,560	2,651
Total Personal Transportation		4,290
Personal, Food and Miscellaneous Services [0.1%]
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
1.897%, VAR LIBOR+1.750%, 11/19/26	1,539	1,516

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/15/27		800	$800
Total Personal, Food and Miscellaneous Services			2,316
Pharmaceuticals [0.1%]
Antigua Bidco Ltd, Term Loan, 1st Lien
5.000%, 08/07/26		1,000	1,227
Cheplapharm Arzneimittel GmbH
3.500%, 07/14/25		1,000	1,210
Total Pharmaceuticals			2,437
Printing, Publishing and Broadcasting [0.1%]
Cambium Learning Group, Inc., Initial Term Loan, 1st Lien
4.754%, VAR LIBOR+4.500%, 12/18/25		495	491
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 10/30/26		1,600	1,599
LABL, Inc., Initial Euro Term Loan, 1st Lien
5.000%, VAR Euribor+5.000%, 07/01/26	EUR	2,000	2,443
Total Printing, Publishing and Broadcasting			4,533
Publishing [0.1%]
Axel Springer Se Lien1
5.000%, 10/30/26	EUR	1,500	1,793

Description	Face Amount (000)(1)		Value (000)
Cambium Learning Group Initial Term Loan 2nd Lien
8.808%, 12/18/26		1,000	$972
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/31/25		1,990	1,999
Total Publishing			4,764
Refining [0.1%]
Karpower, Term Loan
8.751%, 11/16/23		3,343	3,210
Retail [0.0%]
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/23		794	53
Toys R Us Property (Hill Street) Mezzanine Term Loan
12.500%, 03/19/22		117	114
Toys 'R' Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(F)		9	208
Total Retail			375
Retail Stores [0.6%]
American Residential Services L.L.C., Closing Date Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/15/27		660	658

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 08/21/22		248	$47
Ascend Learning, LLC, Amendment No. 2 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 07/12/24		993	994
Bass Pro Group, LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+5.000%, 09/25/24		1,236	1,238
Belfor Holdings Inc., Initial Term Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 04/06/26		1,276	1,272
Belk, Inc., 2019 Term Loan, 1st Lien
7.750%, VAR LIBOR+6.750%, 07/31/25		805	281
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
4.307%, VAR LIBOR+4.250%, 06/23/25	GBP	2,000	2,690
Eagle Bidco Limited, Facility B, 1st Lien
4.769%, VAR LIBOR+4.750%, 05/12/22	GBP	2,000	2,691
Michaels Stores, Inc., 2020 Refinancing Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/01/27		1,152	1,142

Description	Face Amount (000)(1)		Value (000)
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 04/11/23	EUR	1,500	$1,745
Petco Animal Supplies, Inc., Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 01/26/23		2,816	2,690
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/23/26		2,172	2,177
Servicemaster Company, LLC, The, Tranche D Term Loan, 1st Lien
1.938%, VAR LIBOR+1.750%, 11/05/26		1,790	1,780
THG Operations Holdings Limited, Facility B, 1st Lien
4.500%, VAR Euribor+4.500%, 12/11/26	EUR	2,000	2,449
Weight Watchers International, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 11/29/24		1,500	1,498
Total Retail Stores			23,352

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Retailers (other than food/drug) [0.2%]
AS Adventure Additional Facility (GBP)
6.464%, VAR LIBOR+5.250%, 04/12/22	GBP	1,006	$682
AS Adventure Facility B
5.500%, VAR Euribor+5.000%, 04/01/22	EUR	2,010	1,218
Cd&R Firefly Bidco Ltd Lien1
3.250%, 06/23/25	EUR	500	605
Euro Garage Limited (EG Group) (GBP) Term Loan B
4.811%, VAR LIBOR+4.750%, 02/07/25	GBP	1,955	2,596
Peer Holding Iii B.V
3.500%, 11/27/26	EUR	2,000	2,424
Total Retailers (other than food/drug)			7,525
Service [0.4%]
Addison Group Term Loan B
4.897%, 04/10/26		217	212
Adtalem Global Education Term Loan B
3.147%, VAR LIBOR+3.000%, 04/09/25		492	487
APi Group Term Loan B
2.647%, 10/01/26		757	754
Ascend Learning LLC Term Loan B
4.000%, VAR LIBOR+3.000%, 07/12/24		1,683	1,673
Conservice, Term Loan B, 1st Lien
4.504%, 05/13/27		948	948

Description	Face Amount (000)(1)		Value (000)
Convergint (Gopher Sub Inc) Term Loan B
3.750%, VAR LIBOR+3.000%, 02/01/25		958	$946
Evertec Group, LLC Term A Loan
1.896%, 11/27/23		1,154	1,134
Evertec Group, LLC Term Loan B (2018)
3.647%, VAR LIBOR+3.500%, 11/20/24		1,041	1,037
Exela Term Loan B (2018)
7.500%, VAR LIBOR+6.500%, 07/12/23		564	193
National Intergovernmental Purchasing Alliance, Term Loan B
4.004%, VAR LIBOR+3.750%, 05/19/25		1,470	1,451
Paysafe Group PLC Term Loan B-1
4.500%, VAR LIBOR+3.500%, 01/03/25		1,296	1,291
Shutterfly Institutional, Term Loan B, Lien 1
7.500%, 09/25/26		4	4
Ventia (LS Deco LLC Leighton) Term Loan B
5.000%, VAR LIBOR+3.500%, 05/21/22		3,630	3,603
Total Service			13,733
Shipping [0.0%]
PS Logistics LLC Term Loan
5.750%, VAR LIBOR+4.750%, 03/06/25		888	861

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Sovereign [0.0%]
Arab Republic of Egypt, 1st Lien
1.884%, 01/04/21(B)	CHF	292	$330
Technology [0.3%]
AI Avocado B.V., Term Loan
4.500%, 09/17/24		2,827	3,459
AQA Acquisition/Smartbear, Term Loan, 1st Lien
0.000%, 11/19/27(F)		800	795
CEP, Term Loan, 1st Lien
4.750%, 06/03/27		3,000	3,671
E2open, Term Loan B, 1st Lien
0.000%, 10/29/27(F)		1,075	1,071
Mermaid Bidco Inc., Term Loan, 1st Lien
0.000%, 12/10/27(F)		1,000	1,228
Technicolor, Term Loan, 1st Lien
12.340%, 06/03/24		750	813
6.000%, 06/03/24		507	671
6.000%, 06/03/24		585	776
Total Technology			12,484
Telecommunications [0.9%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan, 1st Lien
3.000%, VAR Euribor+3.000%, 07/31/25	EUR	2,413	2,891
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
4.409%, VAR LIBOR+4.250%, 12/15/27		808	807
CenturyLink, Inc., Term B Loan, 1st Lien
2.397%, VAR LIBOR+2.250%, 03/15/27		2,073	2,049

Description	Face Amount (000)(1)		Value (000)
Cincinnati Bell Inc., Tranche B Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 10/02/24		2,305	$2,304
Circet Group Circet (Odyssey Investissement)
3.250%, 04/28/25	EUR	2,000	2,438
Connect Finco SARL, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/26		2,054	2,059
Consolidated Communications, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/02/27		1,097	1,101
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR+4.000%, 12/01/27		1,620	1,622
Greeneden U.S. Holdings I, LLC, Initial Euro Term Loan (2020), 1st Lien
4.250%, VAR Euribor+4.250%, 12/01/27		1,000	1,220
Hargray Communications Group, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 05/16/24		372	371

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
8.000%, VAR Prime Rate by Country+4.750%, 11/27/23		4,440	$4,496
Iridium Satellite LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 11/04/26		1,346	1,351
Lorca Holdco Limited, Facility B, 1st Lien
4.250%, VAR Euribor+4.250%, 09/17/27		2,500	3,059
Neustar Term Loan B-4
4.500%, VAR LIBOR+3.500%, 08/08/24		1,526	1,475
Neustar Term Loan B-5
5.500%, 08/08/24		288	278
Numericable U.S. LLC (SFR) Term Loan B-13
4.237%, VAR LIBOR+4.000%, 08/14/26		2,248	2,235
Radiate Holdco, LLC, Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/25/26		1,922	1,923
Zacapa (Ufinet), Term Loan B
4.769%, VAR LIBOR+4.500%, 07/02/25		1,208	1,203
Ziggo B.V., Term Loan H Facility, 1st Lien
3.000%, VAR Euribor+3.000%, 01/31/29	EUR	3,000	3,651
Total Telecommunications			36,533

Description	Face Amount (000)(1)		Value (000)
Transportation [0.1%]
Superior Industries, Closing Date Term Loan
4.147%, VAR LIBOR+4.000%, 05/22/24		909	$892
Tenneco Inc, Term Loan B
3.147%, VAR LIBOR+3.000%, 10/01/25		2,751	2,678
Wabash National, Term Loan B, 1st Lien
4.000%, 09/17/27		1,100	1,093
Total Transportation			4,663
Utilities [0.2%]
Calpine Construction Finance Company, L.P., Term B Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 01/15/25		525	517
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/02/25		2,338	2,197
EFS Cogen Holdings I LLC, Term B Advance, 1st Lien
4.500%, VAR LIBOR+3.500%, 10/01/27		—	—
Granite Acquisition, Inc. (Wheelabrator), Term Loan B
4.750%, VAR LIBOR+3.750%, 09/19/22		778	779

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Granite Generation LLC, Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 11/09/26		2,846	$2,847
Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 1st Lien
1.903%, VAR LIBOR+1.750%, 12/31/25		1,314	1,309
Total Utilities			7,649
Utility [0.2%]
Calpine Term Loan B-10
2.147%, 08/12/26		605	596
Calpine Term Loan B-9
2.400%, VAR LIBOR+2.250%, 04/05/26		1,840	1,819
Longview Power LLC, Term Loan
11.500%, 04/14/25		439	426
MGroup Term Loan B
4.557%, 07/25/25	GBP	2,700	3,582
Talen Energy Supply Term Loan B (2019)
3.897%, 06/26/26		2,565	2,516
Total Utility			8,939
Total Loan Participations
(Cost $703,632)			708,248
Mortgage-Backed Securities [9.8%]
Adagio IV CLO, Ser 2015-X, Cl F
6.650%, VAR Euribor 3 Month+6.650%, 10/15/29	EUR	1,250	1,358

Description	Face Amount (000)(1)		Value (000)
Anchorage Capital CLO 9, Ser 2019-9A, Cl ER
6.647%, VAR ICE LIBOR USD 3 Month+6.410%, 07/15/32(A)		3,330	$3,319
Arbour CLO VII DAC, Ser 2020-7X, Cl E
6.400%, VAR Euribor 3 Month+6.400%, 03/15/33	EUR	5,000	6,074
Arch Street CLO, Ser 2018-2A, Cl ER
6.518%, VAR ICE LIBOR USD 3 Month+6.300%, 10/20/28(A)		1,039	782
Ares European CLO VIII DAC, Ser 2019-8X, Cl ER
6.320%, VAR Euribor 3 Month+6.320%, 04/17/32	EUR	1,500	1,823
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.350%, VAR Euribor 3 Month+6.350%, 07/20/32	EUR	3,250	3,949
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	1,764
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	1,050

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Atlas Senior Loan Fund III, Ser 2017-1A, Cl DR
2.822%, VAR ICE LIBOR USD 3 Month+2.600%, 11/17/27(A)		1,500	$1,224
BABSN, Ser 2018-IA, Cl ER
5.718%, VAR ICE LIBOR USD 3 Month+5.500%, 01/20/31(A)		4,000	2,956
Bain Capital Euro CLO 2018-1 DAC, Ser 2018-1X, Cl E
4.970%, VAR Euribor 3 Month+4.970%, 04/20/32	EUR	1,690	1,874
Barings CLO 2019-III, Ser 2019-3A, Cl E
6.998%, VAR ICE LIBOR USD 3 Month+6.780%, 04/20/31(A)		1,500	1,492
Barings Euro CLO 2018-1 BV, Ser 2018-1X, Cl C
1.500%, VAR Euribor 3 Month+1.500%, 04/15/31	EUR	1,100	1,267
Barings Euro CLO 2018-1 BV, Ser 2018-1X, Cl E
4.120%, VAR Euribor 3 Month+4.120%, 04/15/31	EUR	4,275	4,608
Barings Euro CLO 2018-2 BV, Ser 2018-2X, Cl E
5.050%, VAR Euribor 3 Month+5.050%, 10/15/31	EUR	1,000	1,145

Description	Face Amount (000)(1)		Value (000)
Barings Euro CLO 2018-3 BV, Ser 2018-3X, Cl E
5.790%, VAR Euribor 3 Month+5.790%, 07/27/31	EUR	2,900	$3,317
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.500%, VAR Euribor 3 Month+6.500%, 07/24/32	EUR	2,475	3,007
Battalion CL XVIII
8.175%, 10/15/32(B)		2,000	1,960
Battalion Clo XIV, Ser 2019-14A, Cl E
6.898%, VAR ICE LIBOR USD 3 Month+6.680%, 04/20/32(A)		3,450	3,401
Black Diamond CLO, Ser 2017-1A, Cl C
4.165%, VAR ICE LIBOR USD 3 Month+3.950%, 04/24/29(A)		5,000	4,770
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	1,290
Black Diamond CLO DAC, Ser 2018-1A, Cl BR
2.195%, VAR ICE LIBOR USD 3 Month+1.980%, 04/26/31(A)		4,000	3,683

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	$5,972
Black Diamond CLO DAC, Ser 2019-1X, Cl D
4.100%, VAR Euribor 3 Month+4.100%, 05/15/32	EUR	3,000	3,624
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
4.420%, VAR Euribor 3 Month+4.420%, 03/15/31	EUR	3,000	3,500
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
6.600%, VAR Euribor 3 Month+6.600%, 03/15/31	EUR	1,750	2,038
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
8.920%, VAR Euribor 3 Month+8.920%, 12/15/32	EUR	1,250	1,405
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
4.630%, VAR Euribor 3 Month+4.630%, 12/15/30	EUR	2,000	2,365
Cairn CLO VIII BV, Ser 2017-8X, Cl E
5.050%, VAR Euribor 3 Month+5.050%, 10/30/30	EUR	2,000	2,377

Description	Face Amount (000)(1)		Value (000)
Cairn CLO XI DAC, Ser 2019-11X, Cl E
6.770%, VAR Euribor 3 Month+6.770%, 07/15/35	EUR	5,850	$7,182
Carlyle Euro CLO 2017-1 DAC, Ser 2017-1X, Cl D
5.000%, VAR Euribor 3 Month+5.000%, 07/15/30	EUR	3,014	3,393
Carlyle Euro CLO 2017-3 DAC, Ser 2017-3X, Cl D
4.580%, VAR Euribor 3 Month+4.580%, 01/15/31	EUR	2,000	2,253
Carlyle Global Market Strategies CLO 2012-4, Ser 2019-4A, Cl ERR
7.506%, VAR ICE LIBOR USD 3 Month+7.290%, 04/22/32(A)		2,000	1,975
Carlyle Global Market Strategies CLO 2014-4-R, Ser 2018-4RA, Cl C
3.137%, VAR ICE LIBOR USD 3 Month+2.900%, 07/15/30(A)		3,800	3,447
Carlyle Global Market Strategies Euro CLO 2014-1 DAC, Ser 2018-1X, Cl ER
4.930%, VAR Euribor 3 Month+4.930%, 07/15/31	EUR	3,300	3,813

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Carlyle Global Market Strategies Euro CLO 2014-3 DAC, Ser 2018-3X, Cl DR
4.580%, VAR Euribor 3 Month+4.580%, 01/25/32	EUR	2,400	$2,665
Carlyle Global Market Strategies Euro CLO 2015-1, Ser 2020-1X, Cl DR
5.500%, VAR Euribor 3 Month+5.500%, 01/16/33	EUR	2,000	2,229
CarVal CLO, Ser 2018-1A, Cl D
3.120%, VAR ICE LIBOR USD 3 Month+2.890%, 07/16/31(A)		5,000	4,862
Catamaran CLO 2018-1, Ser 2018-1A, Cl E
6.585%, VAR ICE LIBOR USD 3 Month+6.370%, 10/25/31(A)		3,500	3,212
Cifc Funding, Ser 2018-4RA, Cl D
5.918%, VAR ICE LIBOR USD 3 Month+5.700%, 10/17/30(A)		2,200	2,064
CIFC Funding 2013-II, Ser 2017-2A, Cl B2LR
6.738%, VAR ICE LIBOR USD 3 Month+6.520%, 10/18/30(A)		1,300	1,198
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
3.559%, VAR ICE LIBOR USD 3 Month+3.350%, 10/23/31(A)		2,000	1,793

Description	Face Amount (000)(1)		Value (000)
Crestline Denali CLO XVI, Ser 2018-1A, Cl C
2.068%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/30(A)		4,500	$4,261
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
3.487%, VAR ICE LIBOR USD 3 Month+3.250%, 10/15/31(A)		2,250	1,992
CRNPT, Ser 2018-4A, Cl C
2.118%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/31(A)		2,750	2,663
CRNPT, Ser 2018-4A, Cl D
2.968%, VAR ICE LIBOR USD 3 Month+2.750%, 04/20/31(A)		3,000	2,811
Crown Point CLO 8, Ser 2019-8A, Cl E
7.318%, VAR ICE LIBOR USD 3 Month+7.100%, 10/20/32(A)		4,000	3,930
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
6.700%, VAR Euribor 3 Month+6.700%, 06/17/32	EUR	1,000	1,215
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
4.750%, VAR Euribor 3 Month+4.750%, 07/15/32	EUR	911	1,069

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Dryden 32 Euro CLO 2014 B.V., Ser 2018-32X, Cl FR
7.270%, VAR Euribor 3 Month+7.270%, 08/15/31	EUR	1,250	$1,423
DRYDEN 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
6.330%, VAR Euribor 3 Month+6.330%, 01/17/33	EUR	5,700	6,879
Dryden 48 Euro CLO 2016 BV, Ser 2019-48X, Cl ER
6.670%, VAR Euribor 3 Month+6.670%, 10/15/32	EUR	2,640	3,208
Dryden 56 Euro CLO 2017 BV, Ser 2017-56X, Cl E
4.720%, VAR Euribor 3 Month+4.720%, 01/15/32	EUR	3,225	3,732
Elevation CLO 2013-1, Ser 2019-1A, Cl D1R2
7.871%, VAR ICE LIBOR USD 3 Month+7.650%, 08/15/32(A)		2,210	2,189
Euro-Galaxy III CLO BV, Ser 2019-3X, Cl ERR
6.650%, VAR Euribor 3 Month+6.650%, 01/17/31	EUR	4,825	5,838

Description	Face Amount (000)(1)		Value (000)
Euro-Galaxy VII CLO DAC, Ser 2019-7X, Cl E
6.160%, VAR Euribor 3 Month+6.160%, 04/25/32	EUR	2,000	$2,421
Galaxy XV CLO, Ser 2017-15A, Cl ER
6.882%, VAR ICE LIBOR USD 3 Month+6.645%, 10/15/30(A)		2,725	2,576
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
5.910%, VAR Euribor 3 Month+5.910%, 01/20/32	EUR	3,550	4,313
Greywolf CLO III, Ser 2020-3RA, Cl DR
7.136%, VAR ICE LIBOR USD 3 Month+6.920%, 04/15/33(A)		5,000	4,946
Grosvenor Place CLO BV, Ser 2018-1X, Cl DRR
5.400%, VAR Euribor 3 Month+5.400%, 10/30/29	EUR	3,800	4,593
Halsey Point CLO I, Ser 2019-1A, Cl E
7.918%, VAR ICE LIBOR USD 3 Month+7.700%, 01/20/33(A)		2,000	1,981
HalseyPoint CLO 3, Ser 2020-3A, Cl E
8.519%, VAR ICE LIBOR USD 3 Month+8.340%, 11/30/32(A)		1,500	1,500

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
5.120%, VAR Euribor 3 Month+5.120%, 02/15/30	EUR	1,000	$1,184
Harvest CLO VIII DAC, Ser 2018-8X, Cl DRR
2.550%, VAR Euribor 3 Month+2.550%, 01/15/31	EUR	1,800	2,097
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	3,771
Harvest CLO XVI DAC, Ser 2018-16X, Cl ER
5.570%, VAR Euribor 3 Month+5.570%, 10/15/31	EUR	3,000	3,374
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
8.310%, VAR Euribor 3 Month+8.310%, 10/20/32	EUR	1,500	1,630
Holland Park CLO DAC, Ser 2019-1X, Cl DRR
7.030%, VAR Euribor 3 Month+7.030%, 11/14/32	EUR	2,300	2,794
Jamestown CLO XIV, Ser 2019-14A, Cl D
7.258%, VAR ICE LIBOR USD 3 Month+7.040%, 10/20/32(A)		3,600	3,567

Description	Face Amount (000)(1)		Value (000)
KKR CLO 14, Ser 2018-14, Cl ER
6.387%, VAR ICE LIBOR USD 3 Month+6.150%, 07/15/31(A)		2,000	$1,800
KKR CLO 25, Ser 2019-25, Cl E
6.777%, VAR ICE LIBOR USD 3 Month+6.540%, 04/15/32(A)		1,250	1,218
KKR CLO 26, Ser 2019-26, Cl E
7.237%, VAR ICE LIBOR USD 3 Month+7.000%, 07/15/32(A)		4,000	3,940
Laurelin 2016-1 DAC, Ser 2018-1X, Cl ER
5.430%, VAR Euribor 3 Month+5.430%, 10/20/31	EUR	2,500	3,057
LCM 29, Ser 2019-29A, Cl E
7.137%, VAR ICE LIBOR USD 3 Month+6.900%, 04/15/31(A)		1,750	1,684
Madison Park Euro Funding IX DAC, Ser 2017-9X, Cl E
4.900%, VAR Euribor 3 Month+4.900%, 07/15/30	EUR	1,640	1,899
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
4.700%, VAR Euribor 3 Month+4.700%, 05/25/31	EUR	1,150	1,272

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Madison Park Euro Funding VIII DAC, Ser 2019-8X, Cl ER
7.150%, VAR Euribor 3 Month+7.150%, 04/15/32	EUR	2,500	$3,014
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl D
2.800%, VAR Euribor 3 Month+2.800%, 02/15/31	EUR	3,000	3,587
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl E
4.860%, VAR Euribor 3 Month+4.860%, 02/15/31	EUR	3,650	4,125
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl E
5.200%, VAR Euribor 3 Month+5.200%, 10/15/31	EUR	5,237	6,016
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
5.200%, VAR Euribor 3 Month+5.200%, 10/15/31	EUR	151	173
Madison Park Funding XI, Ser 2017-11A, Cl ER
6.659%, VAR ICE LIBOR USD 3 Month+6.450%, 07/23/29(A)		3,500	3,389

Description	Face Amount (000)(1)		Value (000)
Madison Park Funding XXXII, Ser 2019-32A, Cl E
7.316%, VAR ICE LIBOR USD 3 Month+7.100%, 01/22/31(A)		4,000	$3,961
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
4.850%, VAR Euribor 3 Month+4.850%, 10/15/30	EUR	1,000	1,124
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month+8.750%, 01/15/30	EUR	2,000	2,231
Man GLG Euro CLO IV DAC, Ser 2018-4X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 05/15/31	EUR	5,725	6,617
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
5.390%, VAR Euribor 3 Month+5.390%, 10/15/32	EUR	1,300	1,580
Marathon CLO 14, Ser 2019-2A, Cl C2
6.188%, VAR ICE LIBOR USD 3 Month+5.970%, 01/20/33(A)		2,000	1,984
Marathon CLO XIII, Ser 2019-1A, Cl C
4.307%, VAR ICE LIBOR USD 3 Month+4.070%, 04/15/32(A)		3,000	2,690

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Marble Point CLO XII, Ser 2018-1A, Cl D
3.230%, VAR ICE LIBOR USD 3 Month+3.000%, 07/16/31(A)		5,000	$4,709
MidOcean Credit CLO III, Ser 2018-3A, Cl DR
3.469%, VAR ICE LIBOR USD 3 Month+3.260%, 04/21/31(A)		4,100	3,541
Midocean Credit CLO IX, Ser 2018-9A, Cl E
6.268%, VAR ICE LIBOR USD 3 Month+6.050%, 07/20/31(A)		1,000	919
Montmartre Euro CLO 2020-2 DAC, Ser 2020-2X, Cl E
6.430%, VAR Euribor 3 Month+6.430%, 07/15/33	EUR	563	684
Montmartre Euro CLO 2020-2 DAC, Ser 2020-2X, Cl F
6.920%, VAR Euribor 3 Month+6.920%, 07/15/33	EUR	263	309
Mountain View CLO, Ser 2018-9A, Cl CR
3.357%, VAR ICE LIBOR USD 3 Month+3.120%, 07/15/31(A)		2,500	2,266
Northwoods Capital 19 Euro DAC, Ser 2020-21X, Cl F
8.090%, VAR Euribor 3 Month+8.090%, 06/16/33	EUR	1,000	1,207

Description	Face Amount (000)(1)		Value (000)
Northwoods Capital 20, Ser 2019-20A, Cl E
8.065%, VAR ICE LIBOR USD 3 Month+7.850%, 01/25/30(A)		3,000	$2,994
Northwoods Capital 22, Ser 2020-22A, Cl E
9.074%, VAR ICE LIBOR USD 3 Month+8.820%, 09/01/31(A)		5,000	5,007
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	3,533
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl E
6.200%, VAR Euribor 3 Month+6.200%, 02/21/30	EUR	1,500	1,779
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	1,234
Ocean Trails CLO VII, Ser 2019-7A, Cl E
7.098%, VAR ICE LIBOR USD 3 Month+6.880%, 04/17/30(A)		3,000	2,705

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
OZLM IX, Ser 2018-9A, Cl CRR
3.468%, VAR ICE LIBOR USD 3 Month+3.250%, 10/20/31(A)		1,500	$1,433
OZLM IX, Ser 2018-9A, Cl DRR
6.338%, VAR ICE LIBOR USD 3 Month+6.120%, 10/20/31(A)		2,000	1,781
OZLM VI, Ser 2018-6A, Cl DS
6.268%, VAR ICE LIBOR USD 3 Month+6.050%, 04/17/31(A)		3,550	3,074
OZLM XI, Ser 2017-11A, Cl DR
7.214%, VAR ICE LIBOR USD 3 Month+7.000%, 10/30/30(A)		3,000	2,657
OZLM XXII, Ser 2018-22A, Cl B
2.018%, VAR ICE LIBOR USD 3 Month+1.800%, 01/17/31(A)		3,500	3,393
OZLM XXII, Ser 2018-22A, Cl D
5.518%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(A)		1,800	1,520
OZLM XXIV, Ser 2019-24A, Cl D
7.268%, VAR ICE LIBOR USD 3 Month+7.050%, 07/20/32(A)		4,000	3,860

Description	Face Amount (000)(1)		Value (000)
Parallel, Ser 2018-1A, Cl C
3.018%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(A)		2,000	$1,812
Parallel 2018-1, Ser 2018-1A, Cl D
5.468%, VAR ICE LIBOR USD 3 Month+5.250%, 04/20/31(A)		1,250	980
Pikes Peak CLO 5, Ser 2020-5A, Cl E
6.918%, VAR ICE LIBOR USD 3 Month+6.700%, 04/20/33(A)		2,500	2,473
Regatta XIV Funding, Ser 2018-3A, Cl E
6.165%, VAR ICE LIBOR USD 3 Month+5.950%, 10/25/31(A)		3,600	3,430
Regatta XV Funding, Ser 2018-4A, Cl D
6.715%, VAR ICE LIBOR USD 3 Month+6.500%, 10/25/31(A)		1,750	1,682
Rockford Tower Europe CLO 2019-1 DAC, Ser 2019-1X, Cl E
6.030%, VAR Euribor 3 Month+6.030%, 01/20/33	EUR	2,000	2,430
Saranac CLO III, Ser 2018-3A, Cl CR
2.586%, VAR ICE LIBOR USD 3 Month+2.350%, 06/22/30(A)		5,000	4,762

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Saranac CLO VI, Ser 2018-6A, Cl D
3.760%, VAR ICE LIBOR USD 3 Month+3.540%, 08/13/31(A)		2,000	$1,849
Sculptor European CLO VII DAC, Ser 2020-7X, Cl D
4.500%, VAR Euribor 3 Month+4.500%, 01/15/34	EUR	1,025	1,250
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
8.380%, VAR Euribor 3 Month+8.380%, 01/15/34	EUR	255	287
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
6.250%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	3,425
Sound Point CLO V-R, Ser 2018-1RA, Cl D
3.318%, VAR ICE LIBOR USD 3 Month+3.100%, 07/18/31(A)		1,000	924
Sound Point CLO XXIII, Ser 2019-2A, Cl E
6.947%, VAR ICE LIBOR USD 3 Month+6.710%, 04/15/32(A)		3,000	2,939
Sound Point CLO XXIV, Ser 2019-3A, Cl E
7.525%, VAR ICE LIBOR USD 3 Month+7.310%, 10/25/32(A)		3,000	2,978

Description	Face Amount (000)(1)		Value (000)
Sound Point CLO XXVII, Ser 2020-2A, Cl E
7.480%, VAR ICE LIBOR USD 3 Month+7.240%, 10/25/31(A)		3,000	$2,967
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl CR
1.600%, VAR Euribor 3 Month+1.600%, 01/15/32	EUR	1,750	2,092
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl ER
4.430%, VAR Euribor 3 Month+4.430%, 01/15/32	EUR	5,650	6,272
St. Paul's CLO V, Ser 2017-5X, Cl ER
5.150%, VAR Euribor 3 Month+5.150%, 02/20/30	EUR	1,500	1,719
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
4.600%, VAR Euribor 3 Month+4.600%, 01/17/30	EUR	2,800	3,185
St. Paul's CLO X DAC, Ser 2019-10X, Cl E
6.250%, VAR Euribor 3 Month+6.250%, 04/22/32	EUR	1,000	1,214
THL Credit Wind River 2019-3 CLO, Ser 2019-3A, Cl E
6.787%, VAR ICE LIBOR USD 3 Month+6.550%, 04/15/31(A)		3,500	3,444

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Toro European CLO 2 DAC, Ser 2018-2X, Cl ER
5.600%, VAR Euribor 3 Month+5.600%, 10/15/30	EUR	1,670	$1,988
Toro European CLO 3 DAC, Ser 2017-3X, Cl D
3.320%, VAR Euribor 3 Month+3.320%, 04/15/30	EUR	2,000	2,428
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
6.490%, VAR Euribor 3 Month+6.490%, 01/12/32	EUR	1,000	1,157
Tralee CLO V, Ser 2018-5A, Cl D
3.418%, VAR ICE LIBOR USD 3 Month+3.200%, 10/20/28(A)		3,000	2,924
Trimaran Cavu 2019-1, Ser 2019-1A, Cl E
7.258%, VAR ICE LIBOR USD 3 Month+7.040%, 07/20/32(A)		1,800	1,720
Trimaran CAVU 2019-2, Ser 2019-2A, Cl D
7.168%, VAR ICE LIBOR USD 3 Month+6.950%, 11/26/32(A)		1,750	1,688
Venture CDO, Ser 2018-31A, Cl C1
2.168%, VAR ICE LIBOR USD 3 Month+1.950%, 04/20/31(A)		4,000	3,807

Description	Face Amount (000)(1)		Value (000)
Vesey Park CLO DAC, Ser 2020-1X, Cl D
7.160%, VAR Euribor 3 Month+7.160%, 11/16/32	EUR	2,000	$2,431
VIBR, Ser 2018-8A, Cl D
5.968%, VAR ICE LIBOR USD 3 Month+5.750%, 01/20/31(A)		2,000	1,794
Voya CLO 2013-3, Ser 2018-3A, Cl DR
6.118%, VAR ICE LIBOR USD 3 Month+5.900%, 10/18/31(A)		2,500	2,281
Voya Euro CLO II DAC, Ser 2019-2X, Cl E
5.900%, VAR Euribor 3 Month+5.900%, 07/15/32	EUR	1,500	1,822
Voya Euro CLO IV DAC, Ser 2020-4X, Cl E
6.650%, VAR Euribor 3 Month+6.650%, 01/15/34	EUR	690	839
Voya Euro CLO IV DAC, Ser 2020-4X, Cl F
8.530%, VAR Euribor 3 Month+8.530%, 01/15/34	EUR	305	343
York CLO-5, Ser 2018-1A, Cl E
6.226%, VAR ICE LIBOR USD 3 Month+6.010%, 10/22/31(A)		2,500	2,390
Zais CLO 5, Ser 2016-2A, Cl B
3.537%, VAR ICE LIBOR USD 3 Month+3.300%, 10/15/28(A)		4,500	4,229

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Zais CLO 8, Ser 2018-1A, Cl C
1.987%, VAR ICE LIBOR USD 3 Month+1.750%, 04/15/29(A)		4,030	$3,570
Total Mortgage-Backed Securities
Cost ($372,445)			390,928
Sovereign Debt [8.4%]
Abu Dhabi Government International Bond, MTN
3.875%, 04/16/50		991	1,211
3.125%, 09/30/49		797	856
Angolan Government International Bond
9.500%, 11/12/25		1,176	1,225
9.375%, 05/08/48		1,544	1,460
9.125%, 11/26/49		343	318
8.250%, 05/09/28		518	498
8.000%, 11/26/29		439	414
Argentina Paris Club
2.910%, 05/30/21(C)	CHF	2,244	1,648
Argentine Republic Government International Bond
10.250%, 02/06/03(C)	EUR	12	—
10.000%, 12/07/04(C)	EUR	1,244	—
10.000%, 01/07/05(C)	EUR	132	—
10.000%, 02/22/07(C)	EUR	25	—
9.500%, 03/04/04(C)	EUR	27	49
9.000%, 11/19/08(C) (D)	EUR	15	—
8.750%, 02/04/03(C)	EUR	30	—
8.500%, 02/23/05(C)	EUR	630	—
8.500%, 07/30/10(C)	EUR	34	—

Description	Face Amount (000)(1)		Value (000)
8.125%, 10/04/04(C)	EUR	119	$—
8.125%, 04/21/08(C)	EUR	85	—
8.000%, 02/25/02(C)	EUR	2,033	—
8.000%, 02/26/08(C) (D)	EUR	114	—
8.000%, 10/30/09(C)	EUR	366	670
7.625%, 12/31/49(C) (D)	EUR	13	—
7.500%, 05/23/02(C)	EUR	52	—
7.125%, 06/10/02(C)	EUR	97	—
7.000%, 03/18/04(C)	EUR	141	—
5.870%, 03/31/23	EUR	28	51
2.500%, 07/09/41(D)		2,413	916
2.000%, 01/09/38(D)		11,383	4,656
1.500%, 01/09/38(D)	EUR	—	—
1.125%, 07/09/35(D)		41,208	15,057
1.000%, 07/09/29		1,010	440
0.500%, 07/09/29	EUR	—	—
0.500%, 07/09/30(D)		37,894	15,365
0.000%, 07/22/03(C)	EUR	66	—
0.000%, VAR Euribor 3 Month+5.100%, 12/22/04(C)	EUR	29	—
Bahrain Government International Bond
7.500%, 09/20/47		453	534
Brazilian Government International Bond
8.250%, 01/20/34		374	547
7.125%, 01/20/37		530	721
6.000%, 04/07/26		474	570
5.625%, 01/07/41		346	410

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
5.625%, 02/21/47	360	$431
5.000%, 01/27/45	750	836
4.625%, 01/13/28	593	665
Chile Government International Bond
3.240%, 02/06/28	403	458
Ciudad Autonoma De Buenos Aires, MTN
8.950%, 02/19/21	4,737	4,714
Colombia Government International Bond
8.125%, 05/21/24	848	1,042
7.375%, 09/18/37	727	1,064
6.125%, 01/18/41	1,198	1,611
5.625%, 02/26/44	1,016	1,319
4.125%, 05/15/51	501	557
3.875%, 04/25/27	897	1,002
Cordoba City
7.875%, 09/29/27(C)	8,391	4,783
Costa Rica Government International Bond
7.000%, 04/04/44	200	185
6.125%, 02/19/31	223	209
5.625%, 04/30/43	368	311
Croatia Government International Bond
6.375%, 03/24/21	1,008	1,022
6.000%, 01/26/24	1,528	1,759
Development Bank of Kazakhstan JSC
4.125%, 12/10/22	1,166	1,228
Dominican Republic International Bond
7.450%, 04/30/44	704	912
6.875%, 01/29/26	1,514	1,830
6.850%, 01/27/45	1,109	1,357
6.500%, 02/15/48	430	510
6.000%, 07/19/28	409	490
5.875%, 01/30/60	1,760	1,945
5.500%, 01/27/25	425	480
4.875%, 09/23/32	2,393	2,656

Description	Face Amount (000)(1)	Value (000)
Ecuador Government International Bond
0.500%, 5.000%, 07/31/21, 07/31/30(A) (D)	6,440	$4,146
0.500%, 1.000%, 07/31/21, 07/31/35(D)	10,000	5,413
0.500%, 1.000%, 07/31/21, 07/31/35(D)	15,029	8,210
0.500%, 0.500%, 07/31/21, 07/31/40(A) (D)	4,092	2,097
0.000%, 07/31/30(A) (G)	578	276
Egypt Government International Bond, MTN
8.875%, 05/29/50	1,587	1,867
8.700%, 03/01/49	821	952
8.500%, 01/31/47	1,518	1,725
7.903%, 02/21/48	1,524	1,662
7.625%, 05/29/32	493	560
7.600%, 03/01/29	496	571
6.588%, 02/21/28	314	346
Egyptian Paris Club
5.056%, 01/01/21(B) (C)	1	1
El Salvador Government International Bond
9.500%, 07/15/52	533	541
8.625%, 02/28/29	715	717
8.250%, 04/10/32	459	452
7.650%, 06/15/35	167	159
7.625%, 02/01/41	830	773
7.125%, 01/20/50	772	693
6.375%, 01/18/27	725	688
Gabon Government International Bond
6.625%, 02/06/31	945	978
6.375%, 12/12/24	603	630
Georgia Government International Bond
6.875%, 04/12/21	1,846	1,874

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ghana Government International Bond
8.950%, 03/26/51		777	$813
8.750%, 03/11/61		248	256
8.125%, 03/26/32		401	426
7.875%, 02/11/35		295	304
7.625%, 05/16/29		447	476
Guatemala Government Bond
6.125%, 06/01/50		289	383
5.375%, 04/24/32		200	245
Hungary Government International Bond
5.375%, 03/25/24		758	866
Indonesia Government International Bond, MTN
8.500%, 10/12/35		483	791
7.750%, 01/17/38		604	952
6.625%, 02/17/37		465	664
5.950%, 01/08/46		541	782
5.250%, 01/17/42		447	581
5.250%, 01/08/47		633	844
5.125%, 01/15/45		1,109	1,435
4.750%, 07/18/47		474	595
Iraq International Bond
5.800%, 01/15/28		345	324
Ivory Coast Government International Bond
6.875%, 10/17/40	EUR	1,034	1,441
5.875%, 10/17/31	EUR	681	922
4.875%, 01/30/32(A)	EUR	719	905
Jamaica Government International Bond
7.875%, 07/28/45		496	713
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45		736	1,190
Kenya Government International Bond
8.000%, 05/22/32		550	642

Description	Face Amount (000)(1)		Value (000)
Lao People's Democratic Republic International Bond
6.875%, 06/30/21		12,750	$11,443
Lebanon Government International Bond, MTN
8.250%, 04/12/21(C)		3,027	456
7.250%, 03/23/37(C)		1	—
7.050%, 11/02/35(C)		157	23
7.000%, 03/23/32(C)		898	127
6.850%, 03/23/27(C)		1,262	179
6.600%, 11/27/26(C)		624	88
6.375%, 03/09/20(C)		1,502	210
6.150%, 06/19/20(C)		2,570	414
6.100%, 10/04/22(C)		3,210	480
6.000%, 01/27/23(C)		448	66
5.800%, 04/14/20(C)		1,188	173
Mexico Government International Bond
6.050%, 01/11/40		376	506
5.750%, 10/12/10		550	733
5.550%, 01/21/45		615	809
4.750%, 03/08/44		382	455
3.771%, 05/24/61		2,181	2,277
2.659%, 05/24/31		452	464
Mongolia Government International Bond
5.625%, 05/01/23		216	228
5.125%, 04/07/26		288	310
Morocco Government International Bond
5.500%, 12/11/42		265	332
4.250%, 12/11/22		738	777

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
4.000%, 12/15/50(A)	300	$310
Nigeria Government International Bond, MTN
9.248%, 01/21/49	313	369
7.696%, 02/23/38	445	476
7.625%, 11/28/47	523	552
6.500%, 11/28/27	505	545
Oman Government International Bond
6.750%, 01/17/48	923	917
6.500%, 03/08/47	1,635	1,610
4.750%, 06/15/26	296	297
3.625%, 06/15/21	2,171	2,174
Pakistan Government International Bond
8.250%, 04/15/24	1,542	1,686
8.250%, 09/30/25	378	417
6.875%, 12/05/27	2,164	2,267
Panama Government International Bond
9.375%, 04/01/29	476	743
8.875%, 09/30/27	465	672
7.125%, 01/29/26	210	269
6.700%, 01/26/36	630	938
4.500%, 05/15/47	344	443
4.300%, 04/29/53	750	956
4.000%, 09/22/24	265	294
Paraguay Government International Bond
4.700%, 03/27/27	291	341
4.625%, 01/25/23	468	504
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26	620	719
4.325%, 05/28/25	233	265
3.800%, 06/23/50	264	292
Peruvian Government International Bond
8.750%, 11/21/33	1,385	2,371
7.350%, 07/21/25	890	1,143

Description	Face Amount (000)(1)	Value (000)
5.625%, 11/18/50	1,644	$2,592
3.230%, 07/28/21	355	355
2.780%, 12/01/60	858	868
Philippine Government International Bond
10.625%, 03/16/25	427	607
9.500%, 02/02/30	795	1,312
7.750%, 01/14/31	857	1,323
6.375%, 10/23/34	655	964
3.950%, 01/20/40	753	898
2.950%, 05/05/45	290	307
2.650%, 12/10/45	417	423
Province of Salta
9.500%, 03/16/22	26	23
Provincia de Buenos Aires
9.950%, 06/09/21(C)	5,328	2,171
9.125%, 03/16/24(C)	13,115	5,361
7.875%, 06/15/27(C)	13,850	5,644
6.500%, 02/15/23(C)	6,500	2,633
4.000%, 06/01/20(C) (D)	4,082	1,717
Provincia de Cordoba
7.450%, 09/01/24	1,200	738
7.125%, 06/10/21(C)	43,003	28,598
7.125%, 08/01/27	5,906	3,632
Provincia de Entre Rios
8.750%, 02/08/25(C)	17,970	10,153
Qatar Government International Bond
5.103%, 04/23/48	1,208	1,702
4.817%, 03/14/49	2,064	2,822
4.400%, 04/16/50	288	376
3.250%, 06/02/26	1,152	1,283

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Republic of Belarus International Bond
7.625%, 06/29/27		298	$329
6.200%, 02/28/30		442	449
Republic of South Africa Government International Bond
5.875%, 05/30/22		367	393
5.875%, 06/22/30		259	294
5.750%, 09/30/49		541	544
5.650%, 09/27/47		660	661
5.000%, 10/12/46		342	322
4.300%, 10/12/28		1,329	1,388
Romanian Government International Bond, MTN
6.750%, 02/07/22		670	715
6.125%, 01/22/44		118	167
4.375%, 08/22/23		1,156	1,263
4.000%, 02/14/51		1,830	1,996
3.624%, 05/26/30	EUR	340	497
3.375%, 01/28/50	EUR	923	1,300
3.000%, 02/14/31		182	196
Russian Foreign Bond - Eurobond
5.250%, 06/23/47		1,400	1,943
4.375%, 03/21/29		1,000	1,169
4.250%, 06/23/27		400	457
Saudi Government International Bond
5.250%, 01/16/50		1,422	1,943
5.000%, 04/17/49		1,126	1,479
4.625%, 10/04/47		323	401
4.500%, 04/22/60		662	832
3.750%, 01/21/55		813	890
Sri Lanka Government International Bond
7.850%, 03/14/29		760	441
7.550%, 03/28/30		8,419	4,783
6.825%, 07/18/26		308	179
6.750%, 04/18/28		273	157
6.250%, 07/27/21		3,358	2,889

Description	Face Amount (000)(1)		Value (000)
6.200%, 05/11/27		670	$385
State Oil of the Azerbaijan Republic, MTN
4.750%, 03/13/23		203	217
Third Pakistan International Sukuk
5.625%, 12/05/22		604	620
5.500%, 10/13/21		11,559	11,673
Turkey Government International Bond
7.375%, 02/05/25		350	391
6.875%, 03/17/36		282	308
6.350%, 08/10/24		361	388
6.125%, 10/24/28		505	540
6.000%, 03/25/27		447	475
6.000%, 01/14/41		301	298
5.750%, 03/22/24		566	597
5.750%, 05/11/47		757	723
5.600%, 11/14/24		255	268
4.875%, 04/16/43		988	868
3.250%, 03/23/23		323	323
Ukraine Government International Bond
9.750%, 11/01/28		781	963
8.994%, 02/01/24		496	563
7.750%, 09/01/21		372	386
7.750%, 09/01/23		830	914
7.750%, 09/01/24		325	362
7.750%, 09/01/25		1,473	1,655
7.750%, 09/01/26		1,290	1,460
7.750%, 09/01/27		458	521
7.375%, 09/25/32		2,983	3,287
7.253%, 03/15/33		755	827
0.000%, 05/31/40(E)		17,000	17,489
Uruguay Government International Bond
7.875%, 01/15/33		774	1,239
7.625%, 03/21/36		607	985
5.100%, 06/18/50		601	843

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
4.975%, 04/20/55	1,919	$2,670
4.125%, 11/20/45	518	649
Vertical US Newco
5.250%, 07/15/27(A)	1,400	1,484
Vietnam Government International Bond
4.800%, 11/19/24	778	875
Zambia Government International Bond
8.970%, 07/30/27(C)	1,235	655
8.500%, 04/14/24(C)	345	186
Total Sovereign Debt
Cost ($360,689)		335,659
Life Settlement Contracts [3.1%](B)(H)(I)
American General Life #460L, Acquired 05/30/2014	303	842
American General Life #508L, Acquired 05/30/2014	2,595	2,312
American General Life #542L, Acquired 07/30/2015	83	279
American General Life #906L, Acquired 07/30/2015	479	2,988
American General Life #964L, Acquired 07/30/2015	1,459	2,193
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	8,281
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	3,715
AXA Equitable Life #1898, Acquired 11/04/2013	441	897
AXA Equitable Life #7233, Acquired 11/04/2013	395	2,126
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	4,127
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	1,353
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	2,070

Description	Face Amount (000)(1)	Value (000)
AXA Equitable Life #9345, Acquired 11/04/2013	143	$1,235
BlackBrush Oil & Gas, L.P., Acquired	–	–
Guardian Insurance #0346, Acquired 11/04/2013	646	2,514
Hartford Life #4700, Acquired 11/24/2015	81	216
ING Reliastar #1234, Acquired 12/05/2013	1,067	5,039
ING Reliastar #3394, Acquired 05/30/2014	3,687	7,189
ING Reliastar #4842, Acquired 11/20/2013	921	3,514
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,701
John Hancock #0430, Acquired 05/30/2014	2,418	4,142
John Hancock #1929, Acquired 05/30/2014	3,812	3,983
John Hancock #5072, Acquired 05/30/2014	1,409	4,002
John Hancock #5080, Acquired 11/19/2013	313	3,995
John Hancock #5885, Acquired 05/30/2014	894	1,927
John Hancock #6686, Acquired 05/30/2014	3,035	2,954
John Hancock #6912, Acquired 05/30/2014	1,065	1,822
Lincoln National #4754, Acquired 09/17/2015	1,029	5,494
Lincoln National #4754, Acquired 09/17/2015	610	3,435
Lincoln National #5658, Acquired 09/17/2015	329	1,563
Lincoln National #7099, Acquired 09/17/2015	1,254	3,196
Lincoln National #8558, Acquired 09/17/2015	1,659	2,899
Mass Mutual #1849, Acquired 11/05/2013	2,926	4,891
Mass Mutual #5167, Acquired 05/30/2014	63	1,976
Mass Mutual #5681, Acquired 11/05/2013	288	2,788

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Met Life #8MLU, Acquired 05/20/2014	1,413	$1,067
Penn Life #8183, Acquired 10/18/2016	46	125
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,348
Phoenix Life #5715, Acquired 10/18/2016	569	2,492
Phoenix Life #6157, Acquired 10/18/2016	569	2,522
Phoenix Life #6161, Acquired 05/30/2014	3,472	9,591
Phoenix Life #8499, Acquired 05/30/2014	756	1,366
Phoenix Life #8509, Acquired 05/30/2014	761	1,366
Principal Financial #6653, Acquired 10/30/2013	306	550
Security Mutual Life #5380, Acquired 10/28/2013	410	–
Transamerica #1708, Acquired 10/28/2013	957	2,034
Transamerica #8205, Acquired 10/28/2013	714	1,050
Total Life Settlement Contracts
(Cost $62,467)		125,169
Common Stock [0.3%]
Agricultural [0.0%]
Mriya Farming PLC *	2,903	—
Chemicals [0.0%]
Hexion Holdings *	21,096	258
Consumer Cyclical [0.0%]
TruKid *	257	643

Description	Face Amount (000)(1)	Value (000)
Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	$—
Energy [0.0%]
Templar Energy, Cl A *	105,419	14
Energy Equipment & Services [0.0%]
FTS International, Cl A *	34,504	663
Health Care [0.1%]
Novartex	180,000	84
Oberland Capital Healthcare Solutions LP	1,905,789	1,906
Total		1,990
Independent Energy [0.1%]
Oasis Petroleum *	18,564	688
Whiting Petroleum *	19,668	492
Total Independent Energy		1,180
Manufacturing [0.0%]
Vivarte	6,000	3
Media Entertainment [0.0%]
iHeartMedia *	12,136	158
Oil, Gas & Consumable Fuels [0.1%]
Gulf Keystone Petroleum *	2,140,000	3,582
Savannah Petroleum *	4,307,451	807
Summit Midstream Partners	13,133	164
Total Oil, Gas & Consumable Fuels		4,553
Retailers [0.0%]
Party City Holdings	53,709	330

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)
Services [0.0%]
A'ayan Leasing & Investment KSCP		1,169,438	247
Wayne Services Legacy *		257	$—
Total Services			247
Telephones & Telecommunications [0.1%]
Technicolor		732,821	1,628
Utilities [0.0%]
Longview Power LLC		64,904	97
Total Common Stock
(Cost $13,081)			11,764
Limited Partnership [0.3%]
Cartesian LP*		10,000	11,960
Total Limited Partnership
(Cost $10,000)			11,960
Convertible Bonds [0.0%]
Coal Mining [0.0%]
New World Resources CV to 7.000
4.000%cash or 8.000% PIK, 10/07/20(C)	EUR	380	7
Real Estate Oper/Develop [0.0%]
No. Va Land Investment Group CV to 379.550
5.500%, 04/27/23		1,159	1,156
Telephones & Telecommunications [0.0%]
Digicel Group 0.5 CV to 1.000
7.000%, 10/01/69 (A)		1,715	481
Total Convertible Bonds
Cost ($1,910)			1,644

Description	Face Amount (000)(1)		Value (000)
Warrants [0.0%]
Prophylaxis,
Expires 10/07/22*		293	$—
Toys 'R' Us/Hill Street
Expires 06/21/21* (J)		14,795	6
Total Warrants
(Cost $0)			6
Preferred Stock [0.0%]
[0.0%]
BlackBrush Oil & Gas, L.P.		1,265,625	367
Total Preferred Stock
(Cost $367)			367
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund		18,408	745
Total Closed-End Fund
(Cost $885)			745
Short-Term Investment** [4.9%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%		194,599,287	194,599
Total Short-Term Investment
(Cost $194,599)			194,599
Total Investments [98.5%]
(Cost $3,973,038)			$3,940,020

Percentages are based on Net Assets of $3,998,961 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $935,019 (000), representing 23.4% of the net assets of the Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Step Bond — The rate reported is the rate in effect on December 31, 2020. The coupon on a step bond changes on a specific date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Unsettled bank loan, Interest rate not available.
(G)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(H)	Security is considered illiquid. The total market value of such security as of December 31, 2020 was $125,169 (000) and represented 3.13% of net assets of the Fund.
(I)	Security is considered restricted. The total market value of such securities as of December 31, 2020 was $125,169 (000) and represented 3.13% of Net Assets of the Fund.
(J)	Strike Price is unavailable.

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

ICE — Intercontinental Exchange

JPY — Japanese Yen

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LLP — Limited Liability Partnership

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	01/12/21 - 01/19/21	EUR	2,510	USD	3,079	$11
U.S. Bank	01/12/21 - 01/27/21	EUR	395,739	USD	473,438	(10,188)
U.S. Bank	01/19/21 - 01/27/21	GBP	33,920	USD	44,610	(1,783)
U.S. Bank	01/27/21	USD	1,189	EUR	1,000	33
U.S. Bank	01/27/21	CHF	1,700	USD	1,867	(55)
U.S. Bank	01/27/21	JPY	470,000	USD	4,502	(51)
UBS	01/13/21	USD	302	EUR	247	1
						$(12,032)

The following is a list of the inputs used as of December 31, 2020 in valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$2,158,929	$2	$2,158,931
Loan Participations	—	704,621	3,627	708,248
Mortgage-Backed Securities	—	388,968	1,960	390,928
Sovereign Debt	—	335,658	1	335,659
Life Settlement Contracts	—	—	125,169	125,169
Common Stock	11,653	111	—	11,764
Limited Partnership	—	11,960	—	11,960
Convertible Bonds	—	1,644	—	1,644
Warrants	—	6	—	6
Preferred Stock	—	367	—	367
Closed-End Fund	745	—	—	745
Short-Term Investment	194,599	—	—	194,599
Total Investments in Securities	$206,997	$3,602,264	$130,759	$3,940,020

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$45	$—	$45
Unrealized Depreciation	—	(12,077)	—	(12,077)
Total Other Financial Instruments	$—	$(12,032)	$—	$(12,032)

*	Forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1) Of the $130,759 (000) in Level 3 securities as of December 31, 2020, $125,169 (000) or 95.7% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of December 31, 2020:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt	Investments in Mortgage-Backed Securities	Investments in Warrants	Investments in Corporate Bonds	Total
Beginning balance as of October 1, 2020	$2,180	$128,281	$2	$-	$2,241	$2	132,706
Accrued discounts/ premiums	-	-	-	-	-	-	-
Realized gain/(loss)	-	-	-	-	-	-	-
Change in unrealized appreciation/(depreciation)	1,447	(3,112)	-	-	-	-	(1,665)
Purchases	-	-	-	-	-	-	-
Sales/paydowns	-	-	(1)	-	-	-	(1)
Transfers into Level 3	-	-	-	1,960	-	-	1,960
Transfers out of Level 3	-	-	-	-	(2,241)	-	(2,241)
Ending balance as of December 31, 2020	$3,627	$125,169	$1	$1,960	$-	$2	130,759
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$1,447	$(3,112)	$-	$-	$-	$-	(1,665)

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

Consolidated Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2020. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2020 (000)	Valuation Techniques
Life Settlement Contracts	$125,169	Discounted Cash Flow Model
		Observable Inputs
		Maturity Value
		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended December 31, 2020, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2200

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Short Term Emerging Markets Debt Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [64.2%]
Banks [4.9%]
Access Bank, MTN
10.500%, 10/19/21	$9,895	$10,353
Banco Nacional de Costa Rica
5.875%, 04/25/21	400	401
Industrial Subordinated Trust
8.250%, 07/27/21	200	205
Turkiye Vakiflar Bankasi TAO, MTN
5.500%, 10/27/21	2,000	2,015
Total Banks		12,974
Building-Heavy Construct [0.0%]
Andrade Gutierrez International
11.000% cash/12.000% PIK, 08/20/21	201	110
11.000%, 08/20/21(A)	1	—
Total Building-Heavy Construct		110
Drugs [0.2%]
Glenmark Pharmaceuticals
4.500%, 08/02/21	524	520
Jubilant Pharma
4.875%, 10/06/21	73	74
Total Drugs		594
Electric Utilities [2.3%]
Instituto Costarricense de Electricidad
6.950%, 11/10/21	6,190	6,167
Entertainment & Gaming [4.8%]
NagaCorp
9.375%, 05/21/21	12,641	12,850
Paper & Related Products [5.0%]
Eldorado International Finance GmbH
8.625%, 06/16/21	13,177	13,325
Petroleum & Fuel Products [24.3%]
Georgian Oil and Gas JSC
6.750%, 04/26/21	12,510	12,557
Pan American Energy
7.875%, 05/07/21	2,175	2,186
Petroleos Mexicanos, MTN
2.500%, 08/21/21	6,700	8,201
Tullow Oil Jersey
6.625%, 07/12/21	32,800	28,372
YPF
8.500%, 03/23/21	13,674	13,059
Total Petroleum & Fuel Products		64,375
Real Estate Oper/Develop [8.3%]
Alam Sutera Realty
6.000%cash/0.000% PIK, 05/02/24	12,399	9,741

Description	Face Amount (000)	Value (000)
Global Prime Capital Pte
7.250%, 04/26/21	$12,308	$12,408
Total Real Estate Oper/Develop		22,149
Telephones & Telecommunications [7.2%]
Telecom Argentina
6.500%, 06/15/21	19,636	19,047
Transportation Services [7.2%]
Global Liman Isletmeleri
8.125%, 11/14/21	14,997	11,717
Ukraine Railways via Shortline
9.875%, 09/15/21	7,156	7,308
Total Transportation Services		19,025
Total Corporate Bonds
(Cost $178,343)		170,616
Sovereign Debt [23.5%]
Ciudad Autonoma De Buenos Aires, MTN
8.950%, 02/19/21	840	836
Lao People's Democratic Republic International Bond
6.875%, 06/30/21	15,000	13,462
Namibia International Bonds
5.500%, 11/03/21	2,800	2,865
Nigeria Government International Bond
6.750%, 01/28/21	8,389	8,406
Oman Government International Bond
3.625%, 06/15/21	629	630
Provincia de Buenos Aires
4.000%, 06/01/20(B)	EUR 9,491	4,174
Provincia de Cordoba
7.125%, 06/10/21	12,157	8,085
Provincia de Neuquen Argentina
7.875%, 04/26/21	291	159
Senegal Government International Bond
8.750%, 05/13/21	1,400	1,433
Sri Lanka Government International Bond
6.250%, 07/27/21	13,300	11,443
Third Pakistan International Sukuk
5.500%, 10/13/21	8,806	8,893
Ukraine Government International Bond
7.750%, 09/01/21	2,000	2,071
Total Sovereign Debt
(Cost $74,391)		62,457

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Short Term Emerging Markets Debt Fund

Description	Shares	Value (000)
Short-Term Investment** [11.6%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%	30,683,931	$30,684
Total Short-Term Investment
(Cost $30,684)		30,684
Total Investments [99.3%]
(Cost $283,418)		$263,757

Percentages are based on Net Assets of $265,554 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2020.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $0 (000), representing 0% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

Cl — Class

EUR — Euro

JSC —Joint Stock Company

MTN — Medium Term Note

PIK — Paid-in Kind

USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
U.S. Bank	01/27/21	EUR	10,100	USD	11,862	$(484)

For the period ended December 31, 2020, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

The following is a list of the inputs used as of December 31, 2020 is valuing the Fund's investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$170,616	$—	$170,616
Sovereign Debt	—	62,457	—	62,457
Short-Term Investment	30,684	—	—	30,684
Total Investments in Securities	$30,684	$233,073	$—	$263,757

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Depreciation	$—	$(484)	$—	$(484)
Total Other Financial Instruments	$—	$(484)	$—	$(484)

* Forwards contracts are valued at the unrealized depreciation on the instrument.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2200

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [92.2%]
Communication Services [6.1%]
AT&T	165,500	$4,760
BCE	63,000	2,696
Verizon Communications	119,167	7,001
Total Communication Services		14,457
Consumer Staples [20.0%]
Altria Group	144,550	5,927
Clorox	37,700	7,612
Coca-Cola	81,772	4,484
General Mills	72,780	4,280
Hershey	25,400	3,869
Kellogg	47,000	2,925
Kimberly-Clark	21,200	2,858
Philip Morris International	64,900	5,373
Procter & Gamble	49,349	6,867
Unilever ADR	56,700	3,422
Total Consumer Staples		47,617
Financials [13.6%]
Ares Capital	143,100	2,417
Arthur J Gallagher	29,400	3,637
Cincinnati Financial	60,650	5,299
Compass Diversified Holdings (A)	198,000	3,851
Fifth Third Bancorp	152,000	4,191
Hartford Financial Services Group	61,600	3,017
JPMorgan Chase	22,700	2,884
KeyCorp	185,000	3,036
MetLife	86,500	4,061
Total Financials		32,393
Health Care [6.3%]
Bristol-Myers Squibb	69,400	4,305
Merck	73,150	5,984
Pfizer	119,444	4,397
Viatris, Cl W *	14,820	277
Total Health Care		14,963
Industrials [7.7%]
Eaton	30,000	3,604
Emerson Electric	52,000	4,179
Lockheed Martin	30,117	10,691
Total Industrials		18,474
Information Technology [11.2%]
Cisco Systems	126,800	5,674
Intel	146,000	7,274
Paychex	68,200	6,355
Qualcomm	48,700	7,419
Total Information Technology		26,722
Materials [4.0%]
International Paper	81,000	4,027
Sonoco Products	84,650	5,016
Westrock	11,000	479
Total Materials		9,522

Description	Shares	Value (000)
REITs [8.6%]
Crown Castle International	25,600	$4,075
Healthcare Trust of America, Cl A	141,200	3,889
Mid-America Apartment Communities	36,000	4,561
National Retail Properties	59,500	2,435
Prologis	56,689	5,649
Total REITs		20,609
Utilities [14.7%]
American Electric Power	34,900	2,906
Avangrid	59,000	2,682
Brookfield Infrastructure Partners (A)	67,600	3,340
Dominion Energy	41,800	3,144
Duke Energy	68,006	6,227
Entergy	47,800	4,772
Eversource Energy	44,542	3,853
Pinnacle West Capital	33,635	2,689
WEC Energy Group	15,550	1,431
Xcel Energy	62,100	4,140
Total Utilities		35,184
Total Common Stock
(Cost $162,389)		219,941
Preferred Stock [2.7%]
Communication Services [0.1%]
Qwest, 7.000%	10,000	253
Financials [1.0%]
AmTrust Financial Services, 7.500%	10,000	192
Bank of America, 6.000%	20,000	551
First Republic Bank, 5.500%	10,000	277
JPMorgan Chase, 6.000%	10,000	285
MetLife, 5.625%	10,000	283
Truist Financial, 4.750%	20,000	555
Wells Fargo, 5.625%	10,000	267
Total Financials		2,410
REITs [1.2%]
Brookfield Property Partners, 5.750%	7,500	161
Digital Realty Trust, 5.250%	10,000	262
National Retail Properties, 5.200%	10,000	258
National Storage Affiliates Trust, 6.000%	20,000	528
PS Business Parks, 5.200%	10,000	262
Public Storage, 5.050	30,000	791
Vornado Realty Trust, 5.250%	20,000	527
Total REITs		2,789
Utilities [0.4%]
Brookfield Renewable Partners, 5.250%	10,000	273
Dominion Energy, 5.250%	5,000	131

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
DTE Energy, 5.250%	20,000	$544
Total Utilities		948
Total Preferred Stock
(Cost $6,062)		6,400
Exchange Traded Funds [2.3%]
Invesco Preferred ETF	291,000	4,441
iShares Preferred & Income Securities ETF	27,300	1,051
Total Exchange Traded Funds
(Cost $5,348)		5,492
Short-Term Investment** [2.6%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%	6,306,816	6,307
Total Short-Term Investment
(Cost $6,307)		6,307
Total Investments [99.8%]
(Cost $180,106)		$238,140

Percentages are based on Net Assets of $238,645 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
(A)	Security is a Master Limited Partnership. At December 31, 2020, such securities amounted to $7,191 (000), or 3.0% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of December 31, 2020, all of the Fund's investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2200

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [99.4%]
Aerospace & Defense [1.5%]
L3Harris Technologies	10,000	$1,890
Northrop Grumman	12,000	3,657
Total Aerospace & Defense		5,547
Beverages [2.0%]
PepsiCo	49,000	7,267
Capital Markets [4.3%]
Blackstone Group, Cl A (A)	87,000	5,638
CME Group, Cl A	36,000	6,554
S&P Global	10,000	3,287
Total Capital Markets		15,479
Chemicals [0.9%]
Sherwin-Williams	4,500	3,307
Commercial Banks [2.4%]
JPMorgan Chase	68,000	8,641
Commercial Services & Supplies [2.6%]
Cintas	27,000	9,543
Consumer Finance [1.1%]
Ally Financial	109,000	3,887
Diversified Financial Services [1.7%]
Berkshire Hathaway, Cl B *	27,000	6,260
Electric Utilities [1.7%]
NextEra Energy	80,000	6,172
Food & Staples Retailing [4.0%]
Costco Wholesale	21,000	7,912
Walmart	46,000	6,631
Total Food & Staples Retailing		14,543
Health Care Equipment & Supplies [4.0%]
Danaher	35,000	7,775
Edwards Lifesciences *	75,000	6,842
Total Health Care Equipment & Supplies		14,617
Health Care Providers & Services [5.3%]
CVS Health	44,000	3,005
HCA Healthcare *	18,000	2,960
UnitedHealth Group	38,000	13,326
Total Health Care Providers & Services		19,291
Hotels, Restaurants & Leisure [4.5%]
McDonald's	33,000	7,081
Starbucks	86,000	9,200
Total Hotels, Restaurants & Leisure		16,281
Household Products [1.3%]
Colgate-Palmolive	57,000	4,874
Industrial Conglomerates [0.8%]
Roper Technologies	7,000	3,018

Description	Shares	Value (000)
Insurance [1.9%]
Aon, Cl A	32,000	$6,761
Interactive Media & Services [5.0%]
Alphabet, Cl A *	6,800	11,918
Facebook, Cl A *	23,000	6,282
Total Interactive Media & Services		18,200
Internet & Catalog Retail [3.2%]
Alibaba Group Holding ADR *	27,000	6,284
Amazon.Com *	1,600	5,211
Total Internet & Catalog Retail		11,495
IT Services [9.8%]
Accenture, Cl A	36,000	9,403
Mastercard, Cl A	34,000	12,136
Visa, Cl A	63,000	13,780
Total IT Services		35,319
Life Sciences Tools & Services [3.7%]
Charles River Laboratories International *	22,000	5,497
Thermo Fisher Scientific	17,000	7,918
Total Life Sciences Tools & Services		13,415
Machinery [1.8%]
Trane Technologies	44,000	6,387
Media [1.8%]
Comcast, Cl A	126,000	6,602
Multi-Utilities [0.8%]
CMS Energy	48,000	2,929
Pharmaceuticals [2.7%]
Johnson & Johnson	20,000	3,148
Zoetis, Cl A	40,000	6,620
Total Pharmaceuticals		9,768
Professional Services [1.1%]
TransUnion	39,000	3,870
Real Estate Investment Trusts [2.6%]
Equinix	7,000	4,999
Essex Property Trust	18,000	4,274
Total Real Estate Investment Trusts		9,273
Semiconductors & Semiconductor Equipment [2.5%]
ASML Holding, Cl G	11,000	5,365
NXP Semiconductors	23,000	3,657
Total Semiconductors & Semiconductor Equipment		9,022
Software [8.8%]
Adobe *	20,000	10,003
Microsoft	98,000	21,797
Total Software		31,800

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2020 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Specialty Retail [2.9%]
Home Depot	40,000	$10,625
Technology Hardware, Storage & Peripherals [6.8%]
Apple	184,000	24,415
Telephones & Telecommunications [2.4%]
Walt Disney *	48,000	8,697
Water Utilities [1.4%]
American Water Works	32,000	4,911
Wireless Telecommunication Services [2.1%]
T-Mobile US *	55,000	7,417
Total Common Stock
(Cost $174,263)		359,633
Short-Term Investment** [0.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%	1,768,625	1,769
Total Short-Term Investment
(Cost $1,769)		1,769
Total Investments [99.9%]
(Cost $176,032)		$361,402

Percentages are based on Net Assets of $361,798 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
(A)	Security is a Master Limited Partnership. At December 31, 2020, such securities amounted to $5,638 (000), or 1.6% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2020, all of the Fund's investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2200

CITY NATIONAL ROCHDALE FUNDS | PAGE 2